        As filed with the Securities and Exchange Commission on May 30, 2003

                           Securities Act of 1933 Registration No. 333-73433 Investment Company Act of 1940 File No. 811-09247
================================================================================


                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                              --------------------

                                    FORM N-1A


           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          [ ]

                      Pre-Effective Amendment No.                           [ ]
                                                 ---

                       Post-Effective Amendment No. 7                       [X]
                                                   ---

                                     and/or

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      [ ]

                             Amendment No. 8                                [X]
                                          ---

                              --------------------

                    STATE STREET RESEARCH INSTITUTIONAL FUNDS
                     --------------------------------------
               (Exact Name of Registrant as Specified in Charter)

             One Financial Center, Boston, Massachusetts    02111
             --------------------------------------------------------
             (Address of Principal Executive Offices)      (Zip Code)

       Registrant's Telephone Number, Including Area Code: (617) 357-1200
                            Francis J. McNamara, III
                 Managing Director, Secretary & General Counsel
                   State Street Research & Management Company
                              One Financial Center
                           Boston, Massachusetts 02111
             --------------------------------------------------------
                     (Name and Address of Agent for Service)

                                    Copy to:

                            Gregory D. Sheehan, Esq.
                                  Ropes & Gray
              One International Place, Boston, Massachusetts 02111

                  Approximate Date of Proposed Public Offering:
It is proposed that this filing will become effective under Rule 485:

[ ] Immediately upon filing pursuant to paragraph (b).

[X] On June 1, 2003 pursuant to paragraph (b).

[ ] 60 days after filing pursuant to paragraph (a)(1).


[ ] 75 days after filing pursuant to paragraph (a)(2).


[ ] On _______________ pursuant to paragraph (a)(2).

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                              STATE STREET RESEARCH
                               INSTITUTIONAL FUNDS

         CORE FIXED INCOME FUND                CORE PLUS FIXED INCOME FUND

     A BOND FUND INVESTING IN U.S.           A BOND FUND INVESTING IN A BROAD
     INVESTMENT GRADE FIXED-INCOME         SPECTRUM OF FIXED-INCOME SECURITIES,
   SECURITIES AND SEEKING COMPETITIVE        INCLUDING HIGH YIELD AND FOREIGN
  TOTAL RETURNS RELATIVE TO THE LEHMAN     SECURITIES, AND SEEKING COMPETITIVE
     BROTHERS AGGREGATE BOND INDEX.        TOTAL RETURNS RELATIVE TO THE LEHMAN
                                              BROTHERS AGGREGATE BOND INDEX.

         LARGE CAP GROWTH FUND                    LARGE CAP ANALYST FUND

   AN EQUITY FUND INVESTING IN GROWTH        AN EQUITY FUND EMPHASIZING STOCK
  COMPANIES SEEKING COMPETITIVE TOTAL SELECTION WITHIN A DEFINED SECTOR MIX RETURNS RELATIVE TO THE RUSSELL 1000(R) AND SEEKING COMPETITIVE TOTAL RETURNS
             GROWTH INDEX.               RELATIVE TO THE RUSSELL 1000(R) INDEX.

              MANAGED BY STATE STREET RESEARCH & MANAGEMENT COMPANY

                                   PROSPECTUS
                                  June 1, 2003

THIS PROSPECTUS CONTAINS INFORMATION YOU SHOULD KNOW BEFORE YOU INVEST. PLEASE READ IT CAREFULLY AND KEEP IT WITH YOUR INVESTMENT RECORDS.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                    Contents

THE FUNDS                                                            1
OBJECTIVES, PRINCIPAL STRATEGIES AND PRINCIPAL RISKS                 1
     Fixed Income Funds                                              1
     Equity Funds                                                    7
INVESTOR EXPENSES                                                   13
INVESTMENT MANAGER                                                  14
BUYING, EXCHANGING AND SELLING SHARES                               16
     General Information                                            16
     Eligible Investors                                             16
     Opening an Account                                             16
     Buying Shares                                                  16
     Exchanging Shares                                              18
     Selling Shares                                                 18
DISTRIBUTIONS                                                       19
VALUATION AND OTHER POLICIES                                        20
TAX CONSIDERATIONS                                                  21
OTHER SECURITIES AND RISKS                                          22
FINANCIAL HIGHLIGHTS                                                26

                                    THE FUNDS

     This prospectus describes four State Street Research Institutional Funds (the "Funds"). The Funds' Objectives, Principal Strategies and Principal Risks of investing in the Funds are described below.

     Additional information about other Fund securities and risks begins on page 22.

              OBJECTIVES, PRINCIPAL STRATEGIES AND PRINCIPAL RISKS

                               FIXED INCOME FUNDS

STATE STREET RESEARCH INSTITUTIONAL CORE FIXED INCOME FUND

     OBJECTIVE. The State Street Research Institutional Core Fixed Income Fund (the "Core Fixed Fund") seeks competitive total returns primarily from investing in fixed income securities.

     BENCHMARK. The investment manager measures the performance of the Core Fixed Fund by comparing its total return to the Lehman Brothers Aggregate Bond Index and to the performance of other investment managers on similar accounts.

     PRINCIPAL STRATEGIES. In constructing the Core Fixed Fund's portfolio, the investment manager seeks a combination of yield and potential for price appreciation. In order to manage the price sensitivity of the overall portfolio to changes in interest rates, the investment manager establishes duration targets based on economic and monetary factors affecting interest rates and bond market returns. The investment manager also allocates the Fund's investments among bond market sectors (such as U.S. Treasury securities, U.S. government agency securities, mortgage-backed or asset-backed securities and corporate debt securities) based upon its evaluation of the relative price and yield attractiveness of the various sectors. The investment manager also decides how the Fund's portfolio should be positioned along the yield curve by selecting securities in certain maturity ranges based upon the relative price and yield attractiveness of those maturities. When selecting particular fixed income securities that will satisfy the desired duration, yield curve positioning and sector weighting for the overall portfolio, the investment manager relies primarily on its own research regarding the credit quality, yield characteristics and interest rate sensitivity of individual securities.

     The Core Fixed Fund invests primarily in securities rated, at the time of purchase, investment grade by at least one nationally recognized rating agency or considered to be of comparable quality by the investment manager ("investment grade securities"). Currently, such securities are those rated within or above the Standard & Poor's BBB- or the Moody's Baa3 rating categories, or within comparable categories of other rating agencies.

     The Core Fixed Fund's investment grade securities may include debt securities issued by the U.S. Treasury or any U.S. government agency, mortgage and asset-backed securities, including Collateralized Mortgage Obligations ("CMOs") and Collateralized Debt Obligations ("CDOs"), U.S. dollar-denominated debt securities of foreign issuers, corporate debt and cash equivalents. Additionally, the Core Fixed Fund also may use futures, forwards, options, swaps and other derivatives for hedging purposes and for portfolio duration or yield curve management. Additionally, the Core Fixed Fund may invest in Rule 144A and other unregistered securities.

     The investment manager monitors and adjusts the Core Fixed Fund's investments to maintain a weighted average asset quality of A or higher, and a duration generally within 1 1/2 years of the Lehman Brothers Aggregate Bond Index. Securities downgraded below investment grade will be sold within one year of such downgrade or as the investment manager believes market conditions reasonably permit.

     Under normal market conditions, the Fund invests at least 80% of its net assets in fixed income securities.

     PRINCIPAL RISKS.

     Because the Core Fixed Fund invests primarily in bonds and other fixed income securities, its major risks are those of bond investing, including the tendency of prices to fall when interest rates rise. There is also a risk that bond issuers may default on principal or interest payments. In general, the risks associated with fixed income investing are greater for bonds with longer maturities and lower quality ratings.

     U.S. dollar-denominated securities of non-U.S. issuers involve additional risks to those presented by securities of U.S. issuers. They are generally more volatile and less liquid than similar U.S. securities, in part because of higher political and economic risks and lack of reliable information.

     Mortgage-related securities, which represent interests in pools of mortgages, may offer attractive yields but generally carry additional risks. The prices and yields of mortgage-related securities typically assume that the securities will be redeemed at a given time before maturity. When interest rates fall substantially, these securities usually are redeemed early because the underlying mortgages are often prepaid. The Fund would then have to reinvest the money at a lower rate. In addition, the price or yield of mortgage-related securities may fall if they are redeemed later than expected.

     Like mortgage-related securities, other types of asset-backed securities represent interests in pools of assets, for example retail installment loans and revolving credit receivables such as credit card receivables. They are subject to prepayment risks similar to those of mortgage-related securities, and to delays in payment due to unanticipated legal or administrative costs.

     The Fund's use of certain types of derivatives may amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative. With some derivatives, whether used for hedging or investment, there is also the risk that the counterparty may fail to honor its contract terms, causing a loss for the Fund. The Fund's use of derivatives will be consistent with its portfolio credit quality and duration management policies described above.

     The Fund's shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its Objective.

     The bar chart and table shown below provide an indication of the risks of investing in the Core Fixed Fund by showing changes in the Fund's performance for the periods indicated, and by showing how the Fund's average annual returns compare to those of a broad-based securities market index. How the Fund has performed in the past is not necessarily an indication of how the Fund will perform in the future. The information shown below relates to the sole class of shares currently being offered by the Core Fixed Fund (formerly designated as "Class IV Shares").

[CHART]

     Year ended December 31, 2000    10.90%
     Year ended December 31, 2001     8.25%
     Year ended December 31, 2002     9.47%

For the period January 1, 2003 through March 31, 2003, the return of the Core Fixed Fund was 1.42% (not annualized).

During the period shown in the bar chart, the highest return for a quarter was 5.14% (quarter ending September 30, 2001) and the lowest return for a quarter was -0.16% (quarter ending December 31, 2001).

Three different measures of average annual total return are shown: (1) Return Before Taxes, (2) Return After Taxes on Distributions (Pre-Liquidation) and
(3) Return After Taxes on Distributions and Sale of Fund Shares (Post-Liquidation). RETURN BEFORE TAXES includes the effects of fund expenses, and assumes that an investor sold his shares at the end of the period. RETURN AFTER TAXES ON DISTRIBUTIONS includes the effects of fund expenses and applicable federal taxes with respect to distributions, and assumes that the investor continues to hold his shares at the end of the period. RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES includes the effects of fund expenses, applicable federal taxes with respect to distributions and any gain or loss realized upon sale of shares, and assumes that all of the shares were sold at the end of the period. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their fund shares through tax-deferred arrangements.

                                                                        AS OF DECEMBER 31, 2002
                                                                        -----------------------------
     AVERAGE ANNUAL TOTAL RETURNS                                       1 YEAR       SINCE INCEPTION*
     ------------------------------------------------------------------------------------------------
     Core Fixed Fund

     Return Before Taxes                                                 9.47%       8.84%

     Return After Taxes on Distributions                                 7.19%       6.31%

     Return After Taxes on Distributions and Sale of Fund Shares         5.74%       5.84%

     ------------------------------------------------------------------------------------------------
     Lehman Brothers Aggregate Bond Index**                             10.25%       9.13%
     ------------------------------------------------------------------------------------------------

     * August 2, 1999
     ** The Lehman Brothers Aggregate Bond Index is a commonly used index of bond market performance. The index is unmanaged and does not take trading costs or taxes into consideration. These results are for illustrative purposes only.

STATE STREET RESEARCH INSTITUTIONAL CORE PLUS FIXED INCOME FUND

     OBJECTIVE. The State Street Research Institutional Core Plus Fixed Income Fund (the "Core Plus Fund") seeks competitive total returns primarily from investing in fixed income securities.

     BENCHMARK. The investment manager measures the performance of the Core Plus Fund by comparing its total return to the Lehman Brothers Aggregate Bond Index and to the performance of other investment managers on similar accounts.

     PRINCIPAL STRATEGIES. The investment manager follows the same overall management strategy as with the Core Fixed Fund, but the Core Plus Fund seeks to outperform the Lehman Brothers Aggregate Bond Index by a somewhat greater margin than the Core Fixed Fund by assuming the additional risks (and additional opportunities for loss) inherent in non-U.S. dollar-denominated, lower quality and emerging market securities.

     The Core Plus Fund may invest in any of the same types of securities and derivative instruments (including for the same purposes) as the Core Fixed Fund (see page 1). In addition, the Core Plus Fund may invest in (i) non-U.S. dollar-denominated securities not exceeding 20% of the Fund's total assets (measured at the time of purchase), (ii) lower quality securities not exceeding 20% of the Fund's total assets (measured at the time of purchase), and (iii) securities of issuers located in developing or emerging market countries not exceeding 10% of its total assets (measured at the time of purchase). In no case will the Fund's total aggregate exposure to non-U.S. denominated, lower quality and emerging markets securities exceed 30% of the Fund's total assets (measured at the time of purchase).

     The Core Plus Fund's lower quality securities may include high yield bonds, convertible bonds, convertible preferred stocks and warrants and other securities attached to high yield bonds or other fixed income securities. Lower quality securities are securities that, at the time of purchase, are not rated investment grade by any nationally recognized rating agency and are not considered to be of investment grade quality by the investment manager. Although the Core Plus Fund does not generally seek to eliminate all foreign currency risk, it may at times use foreign currencies, forward currency contracts and currency-related derivative instruments, including cross-hedging techniques, to hedge some or all of its foreign currency exposure.

     In managing the Fund's portfolio, the investment manager monitors and adjusts the Fund's investments to maintain a weighted average asset quality of BBB or higher, and a duration generally within 1 1/2 years of the Lehman Brothers Aggregate Bond Index.

     Under normal market conditions, the Fund invests at least 80% of its net assets in fixed income securities.

     PRINCIPAL RISKS.

     Because the Core Plus Fund invests primarily in bonds and other fixed income securities, its major risks are those of bond investing, including the tendency of prices to fall when interest rates rise. There is also the risk that bond issuers may default on principal or interest payments. In general, the risks associated with fixed income investing are greater for bonds with longer maturities and lower quality ratings.

     Lower quality fixed income securities generally are considered to be speculative investments and involve greater risks and market price fluctuations than higher quality securities. The prices of most lower quality securities are particularly vulnerable to economic recessions, when it often becomes difficult for issuers to generate sufficient cash flow to pay principal and interest. Many lower quality securities are also affected by weak equity markets, when issuers find it hard to improve their financial condition by replacing debt with equity and when investors, such as the Fund, find it hard to sell their lower quality securities at desirable prices. In addition, the value of a lower quality security will usually fall substantially if an issuer defaults or goes bankrupt. Even anticipation of defaults by certain issuers, or the perception of economic or financial weakness, may cause the market for lower quality securities to fall.

     Both U.S. dollar-denominated and non-U.S. dollar-denominated securities of non-U.S. issuers involve additional risks to those presented by securities of U.S. issuers. They are generally more volatile and less liquid than similar U.S. securities, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. For non-U.S. dollar-denominated securities, changes in currency exchange rates have the potential to reduce or eliminate gains achieved in securities markets or to create or increase net losses. These risks are usually higher for investments in developing and emerging market countries.

     Mortgage-related securities, which represent interests in pools of mortgages, may offer attractive yields but generally carry additional risks. The prices and yields of mortgage-related securities typically assume that the securities will be redeemed at a given time before maturity. When interest rates fall substantially, these securities usually are redeemed early because the underlying mortgages are often prepaid. The Fund would then have to reinvest the money at a lower rate. In addition, the price or yield of mortgage-related securities may fall if they are redeemed later than expected.

     Like mortgage-related securities, other types of asset-backed securities represent interests in pools of assets, for example retail installment loans and revolving credit receivables such as credit card receivables. They are subject to prepayment risks similar to those of mortgage-related securities, and to delays in payment due to unanticipated legal or administrative costs.

     The Fund's use of certain types of derivatives may amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative. With some derivatives, whether used for hedging or investment, there is also the risk that the counterparty may fail to honor its contract terms, causing a loss for the Fund. The Fund's use of derivatives will be consistent with its portfolio credit quality and duration management policies described above.

     The Fund's shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its Objective.

     The bar chart and table shown below provide an indication of the risks of investing in the Core Plus Fund by showing changes in the Fund's performance for the periods indicated, and by showing how its average annual returns compare to those of a broad-based securities market index. How the Fund has performed in the past is not necessarily an indication of how the Fund will perform in the future. The information shown below relates to the sole class of shares currently being offered by the Core Plus Fund (formerly designated as "Class IV Shares").

[CHART]

     Year ended December 31, 2000    10.63%
     Year ended December 31, 2001     8.51%
     Year ended December 31, 2002     8.82%

     For the period January 1, 2003 through March 31, 2003, the return of the Core Plus Fund was 1.97% (not annualized).

     During the period shown in the bar chart, the highest return for a quarter was 4.62% (quarter ending September 30, 2001) and the lowest return for a quarter was -0.01% (quarter ending June 30, 2001).

Three different measures of average annual total return are shown: (1) Return Before Taxes, (2) Return After Taxes on Distributions (Pre-Liquidation) and
(3) Return After Taxes on Distributions and Sale of Fund Shares (Post-Liquidation). RETURN BEFORE TAXES includes the effects of fund expenses, and assumes that an investor sold his shares at the end of the period. RETURN AFTER TAXES ON DISTRIBUTIONS includes the effects of fund expenses and applicable federal taxes with respect to distributions, and assumes that the investor continues to hold his shares at the end of the period. RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES includes the effects of fund expenses, applicable federal taxes with respect to distributions and any gain or loss realized upon sale of shares, and assumes that all of the shares were sold at the end of the period. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their fund shares through tax-deferred arrangements.

                                                                        AS OF DECEMBER 31, 2002
                                                                        -----------------------------
     AVERAGE ANNUAL TOTAL RETURNS                                       1 YEAR       SINCE INCEPTION*
     ------------------------------------------------------------------------------------------------
     Core Plus Fund

     Return Before Taxes                                                 8.82%       8.76%

     Return After Taxes on Distributions                                 6.58%       5.98%

     Return After Taxes on Distributions and Sale of Fund Shares         5.34%       5.63%

     ------------------------------------------------------------------------------------------------
     Lehman Brothers Aggregate Bond Index**                             10.25%       9.13%
     ------------------------------------------------------------------------------------------------

     * August 2, 1999
     ** The Lehman Brothers Aggregate Bond Index is a commonly used index of bond market performance. The index is unmanaged and does not take trading costs or taxes into consideration. These results are for illustrative purposes only.

                                  EQUITY FUNDS

STATE STREET RESEARCH INSTITUTIONAL LARGE CAP GROWTH FUND

     OBJECTIVE. The State Street Research Institutional Large Cap Growth Fund (the "Large Cap Growth Fund") seeks to provide long-term growth of capital.

     BENCHMARK. The investment manager measures the performance of the Large Cap Growth Fund by comparing its total return to the Russell 1000(R) Growth Index and to the performance of other investment managers on similar accounts.

     PRINCIPAL STRATEGIES. The Large Cap Growth Fund invests primarily in stocks believed by the investment manager to have long-term growth potential. In selecting stocks, the investment manager seeks to identify large capitalization stocks with sustainable above-average earnings growth. The Fund intends to invest its assets in approximately 50-75 U.S.-traded companies, although the number of holdings may vary. The Fund typically will be fully invested. A significant portion of the Large Cap Growth Fund's assets are expected to be invested in stocks of companies listed in the Russell 1000(R) Growth Index.

     The Fund seeks to outperform the Russell 1000(R) Growth Index over a market cycle. The Russell 1000(R) Growth Index tracks growth companies included among the 1,000 largest U.S. companies based on total market capitalization. The Fund may from time to time emphasize one or more growth sectors. In addition, the investment manager tries to manage risk relative to the Russell 1000(R) Growth Index.

     The investment manager seeks to invest in fundamentally sound companies with strong managements, superior earnings growth prospects, and attractive relative valuations. The investment manager emphasizes fundamental research in seeking to successfully identify and invest in these companies. The investment manager's disciplined investment process emphasizes bottom-up stock selection and risk management techniques.

     Under normal market conditions, the Fund invests at least 80% of its net assets in "large capitalization equity securities," which for these purposes the investment manager considers to be securities issued by companies with market capitalizations of at least $1 billion.

     PRINCIPAL RISKS. Because the Large Cap Growth Fund invests primarily in stocks, its major risks are those of stock investing, including sudden and unpredictable drops in value resulting from market fluctuations and the potential for periods of lackluster or negative performance.

     The success of the Fund's investment strategy depends largely on the portfolio management team's fundamental analysis of individual companies and allocation of assets among particular sectors.

     In addition, there are particular risks associated with investing in companies of a certain size. Larger, more established companies are generally not nimble, and may be unable to respond quickly to competitive challenges, such as changes in technology and consumer tastes. Because some of the companies the Fund may invest in conduct business internationally, the Fund is subject to risks associated with international trading.

     There are particular risks associated with investing in "growth stocks." Growth stocks generally are more volatile than many other types of equity investments, such as value stocks and general stock indices, because more of their present market value is derived from future earnings expectations. At times when it appears that these expectations may not be met, growth stock prices typically fall. The

Fund may under perform certain other stock funds (those emphasizing small company stocks, for example) during periods when large company stocks in general are out of favor.

     The Fund's shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its Objective.

     The bar chart and table shown below provide an indication of the risks of investing in the Large Cap Growth Fund by showing changes in the Fund's performance for the periods indicated, and by showing how its average annual returns compare to those of a broad-based securities market index. How the Fund has performed in the past is not necessarily an indication of how the Fund will perform in the future. The information shown below relates to the sole class of shares currently being offered by the Large Cap Growth Fund (formerly designated as "Class III Shares").

[CHART]

     Year ended December 31, 2000    -15.82%
     Year ended December 31, 2001    -26.32%
     Year ended December 31, 2002    -33.89%

     For the period January 1, 2003 through March 31, 2003, the return of the Large Cap Growth Fund was -0.96% (not annualized).

During the period shown in the bar chart, the highest return for a quarter was 12.75% (quarter ending December 31, 2001) and the lowest return for a quarter was -22.53% (quarter ending September 30, 2001).

Three different measures of average annual total return are shown: (1) Return Before Taxes, (2) Return After Taxes on Distributions (Pre-Liquidation) and
(3) Return After Taxes on Distributions and Sale of Fund Shares (Post-Liquidation). RETURN BEFORE TAXES includes the effects of fund expenses, and assumes that an investor sold his shares at the end of the period. RETURN AFTER TAXES ON DISTRIBUTIONS includes the effects of fund expenses and applicable federal taxes with respect to distributions, and assumes that the investor continues to hold his shares at the end of the period. RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES includes the effects of fund expenses, applicable federal taxes with respect to distributions and any gain or loss realized upon sale of shares, and assumes that all of the shares were sold at the end of the period. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their fund shares through tax-deferred arrangements.

                                                                        AS OF DECEMBER 31, 2002
                                                                        -----------------------------
     AVERAGE ANNUAL TOTAL RETURNS                                       1 YEAR       SINCE INCEPTION*
     ------------------------------------------------------------------------------------------------
     Large Cap Growth Fund

     Return Before Taxes                                                -33.89%      -17.22%

     Return After Taxes on Distributions                                -33.96%      -18.04%

     Return After Taxes on Distributions and Sale of Fund Shares        -20.64%      -13.12%

     ------------------------------------------------------------------------------------------------
     Russell 1000(R) Growth Index**                                     -27.88%      -15.79%
     ------------------------------------------------------------------------------------------------

     * August 2, 1999
     ** The Russell 1000(R) Growth Index measures the performance of those Russell 1000(R) companies with higher price-to-book ratios and higher forecasted growth values and is a commonly used measure of U.S. stock market performance. The index is unmanaged and does not take trading costs into consideration. These results are for illustrative purposes only.

     STATE STREET RESEARCH INSTITUTIONAL LARGE CAP ANALYST FUND

     OBJECTIVE. The State Street Research Institutional Large Cap Analyst Fund (the "Large Cap Analyst Fund") seeks to provide long-term growth of capital.

     BENCHMARK. The investment manager measures the performance of the Large Cap Analyst Fund by comparing its return to the Russell 1000(R) Index and to the performance of other investment managers with similar accounts.

     PRINCIPAL STRATEGIES. The Large Cap Analyst Fund invests primarily in equity securities of large-cap companies traded in the U.S. The Fund focuses its investments in companies with market capitalizations within the range of companies included in the Russell 1000(R) Index, which is an index of the 1000 largest publicly traded U.S. companies. The Fund seeks to outperform the index over a market cycle by employing bottom-up fundamental research and security selection. The Fund invests in companies that appear to offer potential for good relative price performance. Rather than trying to anticipate which sectors (or groups of industries) of the market will show the best performance, the Fund seeks to add value by identifying the most promising securities within each sector. While the Fund's sector weightings are expected to approximate those of the Russell 1000(R) Index, the particular stocks owned by the Fund will not mirror the index.

     In selecting stocks for the Large Cap Analyst Fund, the investment manager follows an approach that emphasizes the role of its in-house research analysts. Each analyst is responsible for buying and selling stocks in specific industries under the supervision of the Fund's portfolio coordinator. Each analyst manages a distinct sub-portfolio incorporating the industries he covers and is responsible for understanding the dynamics of his industries, for developing the most appropriate buy and sell disciplines for each industry, and for selecting securities in his sub-portfolio. The Fund intends to invest in approximately 80-120 large capitalization U.S. companies, although the number of holdings may vary. A portion of the Fund's assets (up to 20% of net assets) may be invested in other securities (e.g., small company stocks). The Fund typically will be fully invested.

     PRINCIPAL RISKS. Because the Large Cap Analyst Fund invests primarily in stocks, its major risks are those of stock investing, including sudden and unpredictable drops in value resulting from market fluctuations and the potential for periods of lackluster or negative performance.

     In addition, there are particular risks associated with investing in companies of a certain size. Larger, more established companies are generally not nimble, and may be unable to respond quickly to competitive challenges, such as changes in technology and consumer tastes. Because some of the companies the Fund may invest in are foreign companies, or are companies that conduct business internationally, the Fund may also be subject to risks associated with international investing.

     The Fund's policy of remaining invested in all sectors of the Russell 1000(R) Index means that the Fund's performance will be affected by sector-wide downturns. In some circumstances, when the stocks within a given sector move up or down in tandem, the Fund may not be able to add substantial value through its stock selection strategy. The Fund may underperform certain other stock funds (those emphasizing small company stocks, for example) during periods when large company stocks in general are out of favor.

     The success of the Fund's investment strategy depends largely on the skill of the Fund's portfolio coordinator and research analysts in assessing the stocks the Fund buys.

     The Fund's management approach, which may include short-term trading, could cause the Fund's portfolio turnover rate to be above-average for a stock fund. High turnover will increase the Fund's transaction costs and may increase your tax liability if there are capital gains.

     The Fund's shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its Objective.

     The bar chart and table shown below provide an indication of the risks of investing in the Large Cap Analyst Fund by showing changes in the Fund's performance from year to year, and by showing how the Fund's average returns compare to those of a broad-based securities market index. How the Fund has performed in the past is not necessarily an indication of how the Fund will perform in the future.

[CHART]

     Year ended December 31, 2002    -26.06%

     For the period January 1, 2003 through March 31, 2003, the return of the Large Cap Analyst Fund was -1.56% (not annualized).

     During the period shown in the bar chart, the highest return for a quarter was 8.03% (quarter ending December 31, 2002) and the lowest return for a quarter was -17.39% (quarter ending September 30, 2002).

Three different measures of average annual total return are shown: (1) Return Before Taxes, (2) Return After Taxes on Distributions (Pre-Liquidation) and
(3) Return After Taxes on Distributions and Sale of Fund Shares (Post-Liquidation). RETURN BEFORE TAXES includes the effects of fund expenses, and assumes that an investor sold his shares at the end of the period. RETURN AFTER TAXES ON DISTRIBUTIONS includes the effects of fund expenses and applicable federal taxes with respect to distributions, and assumes that the investor continues to hold his shares at the end of the period. RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES includes the effects of fund expenses, applicable federal taxes with respect to distributions and any gain or loss realized upon sale of shares, and assumes that all of the shares were sold at the end of the period. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their fund shares through tax-deferred arrangements.

                                                                        AS OF DECEMBER 31, 2002
                                                                        -----------------------------
     AVERAGE ANNUAL TOTAL RETURNS                                       1 YEAR       SINCE INCEPTION*
     ------------------------------------------------------------------------------------------------
     Large Cap Analyst Fund

     Return Before Taxes                                                -26.06%      -24.66%

     Return After Taxes on Distributions                                -26.34%      -24.93%

     Return After Taxes on Distributions and Sale of Fund Shares        -15.86%      -19.83%

     ------------------------------------------------------------------------------------------------
     Russell 1000(R) Index**                                            -21.65%      -19.93%
     ------------------------------------------------------------------------------------------------

     * December 17, 2001

     ** The Russell 1000(R) Index is an index of the 1000 largest publicly traded U.S. companies. The index is unmanaged and does not take trading costs into consideration. These results are for illustrative purposes only.

                                INVESTOR EXPENSES

     The information in the expense table below is designed to give you an idea of what you should expect to pay in expenses as an investor in the Funds. Except as noted, the information is based on the Funds' most recent fiscal year, and current results may be different. Annual Fund Operating Expenses are deducted from a Fund's assets every year, and are thus paid indirectly by all Fund shareholders.

                                                             ANNUAL FUND OPERATING EXPENSES
                                      ----------------------------------------------------------------------------
                                                                     TOTAL
                                                                   ANNUAL FUND                            NET
                                      MANAGEMENT       OTHER        OPERATING          EXPENSE           ANNUAL
              FUND NAME                 FEE(1)        EXPENSES     EXPENSES(1)      REIMBURSEMENT(1)   EXPENSES(1)
     ----------------------------     ----------      --------     -----------      ----------------   -----------
     Core Fixed Fund                    0.25%           0.28%          0.53%             0.28%           0.25%

     Core Plus Fund                     0.30%           0.33%          0.63%             0.33%           0.30%(2)

     Large Cap Growth Fund              0.45%           0.47%          0.92%             0.47%           0.45%

     Large Cap Analyst Fund             0.45%           1.42%          1.87%             1.42%           0.45%

     (1) THE INVESTMENT MANAGER HAS CONTRACTUALLY AGREED TO BEAR OR REIMBURSE CERTAIN FUND OPERATING EXPENSES SUCH THAT TOTAL ANNUAL FUND OPERATING EXPENSES OF EACH FUND, EXCLUDING BROKERAGE COMMISSIONS AND OTHER INVESTMENT-RELATED COSTS, EXTRAORDINARY, NON-RECURRING AND CERTAIN OTHER UNUSUAL EXPENSES (INCLUDING TAXES, LITIGATION EXPENSES AND OTHER EXTRAORDINARY LEGAL EXPENSES), SECURITIES LENDING FEES AND EXPENSES, AND INTEREST EXPENSE, DO NOT EXCEED THE PERCENTAGE SET FORTH IN THE TABLE ABOVE UNDER THE HEADING "MANAGEMENT FEE" FOR THAT FUND THROUGH JUNE 1, 2004.

     (2) WITH RESPECT TO THE CORE PLUS FUND ONLY, IN ADDITION TO THE CONTRACTUAL AGREEMENT DESCRIBED IN NOTE 1 ABOVE, THE INVESTMENT MANAGER HAS VOLUNTARILY AGREED TO BEAR OR REIMBURSE CERTAIN FUND OPERATING EXPENSES.

                                    EXAMPLES

     The Examples convert the "Net Annual Expenses" shown in the expense table into dollar amounts, and are designed to allow investors to compare the estimated costs of each Fund with those of other mutual funds. The Examples illustrate the costs an investor would incur on an initial investment of $10,000 held for the number of years indicated, assuming the investor reinvests all distributions and earns a hypothetical 5% annual return. Investors should keep in mind that the Examples are for comparison purposes only. A Fund's actual performance and expenses may be higher or lower.

                   FUND NAME                  1 YEAR       3 YEARS(1)    5 YEARS(1)     10 YEARS(1)
          -----------------------------       ------       ----------    ----------     -----------
          Core Fixed Fund                      $ 26          $ 112          $ 238         $   608

          Core Plus Fund                       $ 31          $ 133          $ 283         $   720

          Large Cap Growth Fund                $ 46          $ 196          $ 413         $ 1,038

          Large Cap Analyst Fund               $ 46          $ 299          $ 728         $ 1,923

     (1) THESE DOLLAR AMOUNTS ASSUME THAT THE INVESTMENT MANAGER'S EXPENSE REIMBURSEMENT ARRANGEMENTS DISCUSSED IN FOOTNOTE (1) TO THE FEE AND EXPENSE TABLE ABOVE ARE NOT EXTENDED BEYOND JUNE 1, 2004. THE INVESTMENT MANAGER CURRENTLY EXPECTS THAT THESE ARRANGEMENTS WILL CONTINUE INDEFINITELY, SUBJECT TO PERIODIC ADJUSTMENTS FOR RISING (OR FALLING) COSTS (E.G., CUSTODY COSTS).

                               INVESTMENT MANAGER

     The Funds' investment manager is State Street Research & Management Company, One Financial Center, Boston, MA 02111. The firm traces its heritage back to 1924 and the founding of one of America's first mutual funds. As of March 31, 2003, State Street Research, together with its affiliate SSR Realty, managed approximately $44 billion in assets, of which $31 billion represented institutional clients, $7 billion represented retail mutual funds, and $6 billion represented sub-advisory relationships.

     The investment manager is responsible for the Funds' investment and business activities, and receives the management fee from each Fund. As described in notes under "Investor Expenses," the investment manager has contractually agreed to reimburse certain Fund operating expenses. The investment manager is a subsidiary of MetLife, Inc.

     The investment manager's Fixed Income team has been responsible for managing the Core Fixed and the Core Plus Funds and making decisions with regard to duration targets, yield curve positioning and weightings of sectors and types of securities since each such Fund's inception.

     The investment manager's Large Cap Growth Team has been responsible for the day-to-day portfolio management of the Large Cap Growth Fund since the Fund's inception.

     The investment manager's Large Cap Analyst Team has been primarily responsible for the day-to-day portfolio management of the Large Cap Analyst Fund since the Fund's inception.

ADDITIONAL RELEVANT HISTORICAL PERFORMANCE OF INVESTMENT MANAGER

     The table below sets forth historical performance information for a State Street Research mutual fund, together with information for the same periods of an appropriate benchmark index. This fund has been managed, for the periods indicated, with investment strategies and practices substantially similar to the Large Cap Analyst Fund.

     The performance of this fund is provided for illustrative purposes only, and does not represent the performance of the Large Cap Analyst Fund. This performance information should not be considered as a substitute for the Fund's performance, or indicative of the Fund's future performance.

ACCOUNT SIMILAR TO STATE STREET RESEARCH INSTITUTIONAL LARGE CAP ANALYST FUND

TOTAL RETURN FOR PERIOD (UNAUDITED)(1)

PERIOD ENDING 3/31/03                   1 YEAR       5 YEARS          SINCE INCEPTION
----------------------------------------------------------------------------------------
State Street Research Large-Cap         -26.03%       -2.56%              -1.95%
Analyst Fund (Retail)(2)                                            (inception 3/11/98)

Russell 1000(R) Index(3)                -24.51%       -3.62%      -3.01% (since 3/11/98)

----------
     (1) Results include reinvestment of all dividends and capital gains distributions, if any.

     (2) The performance of the State Street Research Large-Cap Analyst Fund (which is not offered in this Prospectus) reflects the return of its Class S Shares. Class S shares are offered without a sales charge through certain retirement accounts, advisory accounts of the investment manager and other special programs. The net annual fund operating expenses borne by the fund have not been restated to reflect the lower net annual fund operating expenses that will be borne by the State Street Research Institutional Large Cap Analyst Fund.

     (3) The Russell 1000(R) Index is an index of the 1000 largest publicly traded U.S. companies. The index is unmanaged and does not take into consideration any transaction charges and other fees and expenses that a fund will bear. It is not possible to invest directly in the index.

                      BUYING, EXCHANGING AND SELLING SHARES

                               GENERAL INFORMATION

     If you have questions regarding how to purchase, exchange or sell Fund shares, contact your State Street Research institutional client service representative. If for any reason you are unable to reach your State Street Research institutional client service representative, please call 1-800-531-0131 and ask for Institutional Client Services. Whenever communicating in writing, please address all correspondence to State Street Research Institutional Funds at One Financial Center, Boston, MA 02111.

     TIMING OF REQUESTS. All requests to buy or sell shares received in good order by State Street Research before the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. eastern time) on any day the Exchange is open for regular trading (a "business day") will be executed the same day, at the day's closing share price. Requests received thereafter will be executed the next day the Fund is open for regular business, at that day's closing share price.

     TELEPHONE REQUESTS. When you open an account you automatically receive telephone privileges, allowing you to place requests for your account by telephone. For your protection, all telephone calls may be recorded. As long as State Street Research takes certain measures to authenticate telephone requests on your account, you may be held responsible for unauthorized requests. Unauthorized telephone requests are rare, but if you want to protect yourself completely, you can decline the telephone privilege on your application. A Fund may suspend or eliminate the telephone privilege at any time.

     CONFIRMATIONS. Each Fund will send shareholders written confirmation (including a statement of shares owned) at the time of each transaction.

                               ELIGIBLE INVESTORS

     The Funds' shares generally may be purchased only by certain institutional investors, such as retirement plans, foundations, endowments, corporations, partnerships, trusts or similar institutional investors. Natural persons and other non-institutional investors may also purchase Fund shares, subject to the investment manager's discretion.

                               OPENING AN ACCOUNT

     A State Street Research Institutional Funds account (an "Account") may be opened by calling, obtaining an application from the Funds' website, ssrinstitutional.com, or by writing your State Street Research institutional client service representative to obtain an application.

                                  BUYING SHARES

     Each Fund requires initial purchases of shares to be in minimum amounts of $1,000,000 (or such lower amount as the investment manager determines in its discretion) for all investors.

     All orders to purchase shares are subject to acceptance by a Fund. Purchases will be made in full and fractional shares, calculated to three decimal places.

     Investors should contact their State Street Research institutional client service representative or call 1-800-531-0131 before attempting to place an order for Fund shares. Investors have the following two options for buying shares:

                              CASH PURCHASE OPTION

                            TO OPEN AN ACCOUNT                    TO ADD TO AN ACCOUNT
BY FEDERAL FUNDS WIRE       Call State Street Research to         Call State Street Research to obtain a control number.
                            obtain an account number and          Instruct your bank to wire funds to:
                            forward your application to              -  State Street Bank and Trust Company, Boston, MA
                            State Street Research                    -  ABA: 011000028
                            Institutional Funds.  Wire funds         -  BNF: Fund name and share class you want to buy
                            using the instructions at                -  AC: 99029761
                            right.                                   -  OBI: your name and your account number
                                                                     -  Control: the number given to you by State Street Research

IN-KIND PURCHASE OPTION

     Shares of each Fund may be purchased partly or entirely in exchange for securities, but only subject to the investment manager's determination that the securities to be exchanged are acceptable. In all cases, the investment manager reserves the right to reject any particular investment. Securities accepted by the investment manager in exchange for Fund shares will be valued as set forth under "Determination of Net Asset Value" as of the time of the next determination of net asset value. All dividends, interest, subscription or other rights which are accrued or reflected in the market value of accepted securities plus any accrued income at the time of valuation become the property of the relevant Fund and must be delivered to the Fund upon receipt by the investor from the issuer. A gain or loss for federal income tax purposes may be realized by investors subject to federal income taxation upon the exchange, depending upon the investor's basis in the securities tendered.

     The investment manager will not approve the acceptance of securities in exchange for Fund shares unless (1) the investment manager, in its sole discretion, believes the securities are appropriate investments for the Fund;
(2) the investor represents and agrees that all securities offered to the Fund are not subject to any restrictions upon their sale by the Fund under the Securities Act of 1933, or otherwise; and (3) the securities may be acquired under the relevant Fund's investment restrictions. Investors interested in making in-kind purchases should telephone their State Street Research institutional client service representative or call 1-800-531-0131.

     PAYING FOR SHARES BY WIRE. Funds may be wired between 8:00 a.m. and
4:00 p.m. eastern time. To make a same day wire investment, please notify State Street Research by 12:00 noon eastern time of your intention to wire funds, and make sure your wire arrives prior to the close of trading that day on the New York Stock Exchange (normally 4:00 p.m. eastern time).

                                EXCHANGING SHARES

     Shareholders of any State Street Research Institutional Fund may exchange their shares for shares of any other State Street Research Institutional Fund without payment of any exchange fees. Frequent exchanges can interfere with fund management and increase costs for all shareholders. Accordingly, State Street Research Institutional Funds reserves the right to change or eliminate this exchange privilege at any time, and may limit or cancel any shareholder's exchange privilege. State Street Research Institutional Funds may refuse to accept any exchange request, particularly requests believed to be associated with "market timing" strategies. Shareholders interested in exchanging shares of one Fund for shares of a different Fund should contact their State Street Research institutional client service representative or call 1-800-531-0131.

                                 SELLING SHARES

     Shares of each Fund may be redeemed on any day when the New York Stock Exchange is open for regular trading. The redemption price is the net asset value per share next determined after receipt of the redemption request in good order. In order to help facilitate the timely payment of redemption proceeds, it is recommended that investors telephone their State Street Research institutional client service representative at least three days prior to submitting a request.

METHODS FOR SELLING SHARES

BY TELEPHONE                       As long as the transaction does not require a
                                   written request, you can sell shares by
                                   calling State Street Research Institutional
                                   Funds at 1-800-531-0131.

BY MAIL Send a letter of instruction to State Street Research Institutional Funds. Specify the Fund, the account number, the dollar value or number of shares and your desired payment option (see below). Be sure to include all necessary signatures and any additional documents as may be requested by the Fund.

PAYMENT OPTIONS

BY FEDERAL FUNDS WIRE              Check with State Street Research
                                   Institutional Funds to make sure that a wire redemption privilege, including a bank designation, is in place on your account.
                                   Once this is established, you may place your request to sell shares with State Street
                                   Research Institutional Funds. Proceeds will be wired to your predesignated bank account.
                                   Proceeds sent by federal funds wire must total at least $5,000.

BY CHECK                           A check will be mailed to the account's
                                   address of record.

IN-KIND REDEMPTION OF SHARES

     With respect to any shareholder, a Fund is only obligated to satisfy redemption requests in cash to the extent of the lesser of 1% of the Fund's total assets or $250,000 in any 90 day period. If the investment manager determines, in its sole discretion, that it would be detrimental to the best interests of the remaining shareholders of a Fund to make payment wholly or partly in cash, the Fund may satisfy any redemption request in excess of such amount in whole or in part by a distribution in kind of readily marketable securities held by the Fund in lieu of cash. Securities used to redeem Fund shares in kind will be valued in accordance with the relevant Fund's procedures for valuation described under "Valuation and Other Policies - Calculating Share Price." Investors generally will incur brokerage charges on the sale of any such securities so received in payment of redemptions. In-kind redemptions will be transferred and delivered as directed by the investor.

OTHER INFORMATION ON SELLING SHARES

     Payment on redemption will generally be made as promptly as possible. However, a Fund may delay sending you redemption proceeds for up to seven days after the request for a redemption is received by the Fund in good order, and may under certain circumstances suspend the right of redemption. See "Valuation and Other Policies -- Additional Policies". A redemption request is in good order if it includes the correct name in which shares are registered, the investor's account number and the number of shares or the dollar amount of shares to be redeemed and if it is signed correctly in accordance with the form of registration. Persons acting in a fiduciary capacity, or on behalf of a corporation, partnership or trust, must specify, in full, the capacity in which they are acting.

     If you sell shares before the check for those shares has been collected, you will not receive the proceeds until your initial payment has cleared. This may take up to 15 days after your purchase was recorded (in rare cases, longer). If you open an account with shares purchased by wire, you cannot sell those shares until your application has been processed.

     Circumstances that Require Written Requests. Please submit instructions in writing when any of the following apply:

     - the name, authorized signatory, mailing address or client bank account has changed within the last 30 days

     - you want the proceeds to go to a name or address not on the account registration

     - you are transferring shares to an account with a different registration.

     When opening an account with the Funds, shareholders will be required to designate the account(s) to which funds or securities may be transferred upon redemption. Designation of additional accounts and any change in the accounts originally designated must be made in writing, together with such documentation as may be requested by the Fund. All redemption proceeds and other distributions will be sent to the account or address of record, unless the Fund is instructed otherwise in writing, together with such documentation as may be requested by the Fund.

     State Street Research will attempt to notify you promptly if any information necessary to process your request is missing.

                                  DISTRIBUTIONS

     Each Fund distributes its net investment income and net capital gains (collectively "distributions") to shareholders. The Fixed Income Funds declare and pay dividends from net investment income quarterly. Net capital gains, if any, are distributed around the end of a Fixed Income Fund's fiscal year, which is January 31. The Equity Funds typically distribute both their net investment income and net capital gains, if any, around the end of their fiscal year, which is also January 31. To comply with tax regulations, a Fund may also pay an additional capital gains distribution in December.

     A shareholder may have distributions from a Fund reinvested in the Fund or paid in cash. Distributions will be automatically reinvested in the Fund unless other instructions are given to State

Street Research. Cash distributions will be mailed out by check or routed directly to the bank account designated by the investor.

                          VALUATION AND OTHER POLICIES

     CALCULATING SHARE PRICE. The Funds calculate their share price every business day at the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. eastern time). The share price is a Fund's total assets minus its liabilities divided by the number of existing shares (net asset value, or NAV).

     In calculating its NAV, a Fund uses the last reported sale price or closing quotation for portfolio securities at the close of regular trading on the New York Stock Exchange that day. However, in cases where these are unavailable, or when the investment manager believes that subsequent events have rendered them unreliable, a Fund may use fair-value pricing instead.

     Because foreign securities markets are sometimes open on different days from U.S. markets, there may be instances when the value of a Fund's portfolio changes on days when you cannot buy or sell Fund shares.

     ACCOUNTS WITH LOW BALANCES. If the value of a shareholder's account in any Fund falls below $500,000, State Street Research may, if the shareholder's account in that Fund is not increased to at least $1,000,000 within 60 days after notice is mailed to the shareholder, sell the shareholder's shares and mail the proceeds to the shareholder's address of record.

     THE FUNDS' BUSINESS HOURS. The Funds are open the same days as the New York Stock Exchange (generally Monday through Friday). State Street Research institutional client service representatives are available from 9:00 a.m. to 5:00 p.m. eastern time on these days.

     ADDITIONAL POLICIES. Please note that the Funds maintain additional policies and reserve certain rights, including:

     - In response to unusual market, political or other conditions, a Fund may open for business and calculate its net asset value on days and at times that are different than described above.

     - A Fund may vary its requirements for initial or additional investments, exchanges, and reinvestments.

     - At any time, a Fund may change any of its order acceptance practices, and may suspend the sale of its shares.

     - Each Fund may suspend the right of redemption and may postpone payment for more than seven days when the New York Stock Exchange is closed for other than weekends or holidays, or during any other period permitted by the SEC for the protection of investors.

     -    Certificates are not available to be issued for any Fund.

                               TAX CONSIDERATIONS

     An investor subject to federal income tax whose investment is not in a tax-deferred or non-taxable account may want to avoid:

     - investing a large amount in a Fund close to the end of the fiscal year or a calendar year (if the Fund makes a distribution, the investor will receive some of the investor's investment back, as a taxable distribution);

     - selling shares at a loss for tax purposes and investing in a substantially identical investment (such as the same Fund or a similar
          Fund) within 30 days before or after such sale (such a transaction is usually considered a "wash sale," and an investor will not be allowed to claim a tax loss on a wash sale).

     TAX EFFECTS OF DISTRIBUTIONS AND TRANSACTIONS. Each Fund intends to qualify as a regulated investment company under the Internal Revenue Code and to meet all other requirements necessary in order for the Fund not to be subject to federal income taxes on the ordinary income and net realized capital gain that it distributes to its shareholders.

     In general, distributions of investment income and short-term capital gains (I.E., gains from assets that the Fund has held for one year or less) will be taxable to shareholders subject to federal income tax as ordinary income. Corporate shareholders may be entitled to a dividends received deduction with respect to certain designated dividends. Capital gain distributions relating to gains from assets held by the Fund for more than one year will be taxable to shareholders subject to federal income tax as long-term capital gain.

     Distributions will be taxable to a shareholder as described above even if they are paid from income earned or gains realized by a Fund prior to the shareholder's investment and thus were included in the price paid by the shareholder for its shares. In addition, distributions by a Fund will be taxable as described above regardless of whether the shareholder receives the distributions in cash or has them reinvested in the Fund. Every year, each Fund will provide each shareholder with information detailing the amount of ordinary income and capital gains distributed to the shareholder for the previous year.

     A Fund's investments in foreign securities may be subject to foreign withholding taxes. In that case, the Fund's yield on those securities would be decreased. Shareholders generally will not be entitled to claim a credit or deduction with respect to foreign taxes. In addition, the Fund's investment in foreign securities or foreign currencies may affect the amount or timing of taxes payable by shareholders.

     The exchange or redemption of shares may produce a gain or loss, and is a taxable event. A loss incurred with respect to shares of a Fund held for six months or less will be treated as a long-term capital loss to the extent of any capital gains distributions with respect to such shares.

     A shareholder's investment in a Fund could be subject to state, local or foreign taxes and could have additional tax consequences. Shareholders should consult their tax advisers regarding the precise tax consequences of investing in a Fund in light of each shareholder's particular tax situation.

     BACKUP WITHHOLDING. Certain shareholders may be subject to backup withholding at a rate of 30% (29% effective January 1, 2004) of distributions and proceeds if incomplete or incorrect taxpayer information has been provided, if the shareholder has underreported dividends or interest income in the past, or if proper certification that the shareholder is not subject to withholding is not provided.

                           OTHER SECURITIES AND RISKS

     The Funds' portfolio securities and investment practices offer certain opportunities and impose various risks. Each Fund's most significant or "principal" investments and risk factors are outlined in the Fund descriptions starting on page 1. Each Fund may also use some or all of the securities and practices that, together with their associated risks, are described below. Because the types of investments a Fund makes may change over time, the types of risks affecting the Fund may change as well.

     ADRS (AMERICAN DEPOSITARY RECEIPTS). The Equity Funds may invest in ADRs, which are U.S. dollar-denominated securities backed by foreign securities deposited in the United States. ADRs are created for trading in U.S. markets, will fluctuate with the value of the underlying security, reflect changes in exchange rates and otherwise involve risks associated with foreign securities.

     ASSET-BACKED SECURITIES. The Fixed Income Funds may invest in asset-backed securities, which represent interests in pools of debt (including interests in pools of debt other than mortgage notes), such as credit card accounts. The principal risks of asset-backed securities are that payments may be made more slowly, and rates of default may be higher than expected on the underlying obligations. In addition, because some of these securities are new or complex, unanticipated problems may affect their value or liquidity.

     CONVERTIBLE SECURITIES. The Equity Funds and the Core Plus Fund may invest in convertible securities, which are fixed income securities that may later convert to an underlying equity security. Prior to conversion, convertible securities have the same general characteristics as other fixed income securities, and the price of a convertible security will normally fluctuate in response to interest rates and other factors bearing on the price of fixed income securities when the price of the underlying equity security is less than the conversion price ("out of the money"). When the price of the underlying equity security is greater than the conversion price ("in the money"), the value of the convertible security will normally tend to fluctuate to a greater extent in conjunction with the price of the underlying equity security.

     DERIVATIVES. All Funds may use derivatives, which are financial instruments whose value derives from another security, an index, an interest rate or a currency. Derivatives include options contracts, futures contracts, swap contracts and other instruments. All Funds may use derivatives for hedging (attempting to offset a potential loss in one position by establishing an interest in an opposite position). This includes the use of currency-based derivatives for hedging a Fund's positions in non-U.S. dollar-denominated securities, including cross-currency hedging between two currencies other than the U.S. dollar. All Funds may also use derivatives for liquidity and for investment purposes (investing for potential income or gain).

     While hedging can guard against potential risk, it adds to a Fund's expenses and can eliminate some opportunities for gains. There is also a risk that a derivative intended as a hedge may not perform as expected. In addition, a Fund's use of derivatives may affect the timing and amount of taxes payable by shareholders. With some derivatives, whether used for hedging or investment, there is also the risk that the counterparty may fail to honor its contract terms, causing a loss for a Fund.

     The main risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative. In addition, a Fund's use of derivatives may affect the amount and timing of taxes payable by shareholders.

     FOREIGN AND NON-U.S. DOLLAR-DOMINATED SECURITIES. All Funds may invest in foreign securities, and all Funds except the Core Fixed Fund may invest in non-U.S. dollar-denominated securities. Both U.S. dollar-denominated and non-U.S. dollar-denominated securities of non-U.S. issuers involve additional risks to those presented by securities of U.S. issuers. They are generally more volatile and less liquid than their U.S. counterparts, in part because of higher political and economic risks and lack of reliable information. For non-U.S. dollar-denominated securities, changes in currency exchange rates have the potential to reduce or eliminate certain gains achieved in a Fund's securities or to create net losses. All of these risks are usually more pronounced for investments in developing and emerging market countries.

     INVESTMENT COMPANIES. When permitted by applicable laws and subject to certain limits and conditions, the Funds may invest in other investment companies managed by the investment manager, thereby gaining exposure to certain types of assets on a more diversified basis than might otherwise be the case. The Funds may also invest in the securities of other mutual funds, including exchange-traded funds. To the extent the Funds invest in other mutual funds, they assume the risks associated with an investment in that fund, such as a disruption in the markets in which the other mutual fund invests. Exchange-traded funds are purchased and sold like traditional publicly-traded securities. Many exchange-traded funds are intended to track the performance of a securities market index, such as the S&P 500. The price movement of an exchange-traded fund that intends to track a particular market index may not perfectly parallel the price action of the index. Because the markets for shares of many exchange-traded funds are new and still developing, those shares may, from time to time, be illiquid.

     NEW SECURITIES. The Funds may invest in newly developed types of securities and related instruments which have characteristics similar to other fixed income investments (in the case of the Fixed Income Funds) or equity investments (in the case of the Equity Funds), are being traded through the institutional trading desks of broker-dealers and asset managers, and have attributes and risk profiles consistent with the Fund's objective and strategies.

     PAYMENT-IN-KIND (PIK) SECURITIES. The Fixed Income Funds may invest in payment-in-kind securities, such as bonds paying current interest payments in additional bonds instead of cash. Because PIKs do not pay current interest in cash, their values may fluctuate more widely in response to interest rate changes than do the values of ordinary bonds.

     PORTFOLIO TURNOVER. From time to time, the portfolio turnover rates of the Funds may be greater than 100% in connection with portfolio restructurings and other events. High turnover will increase the Funds' brokerage and/or other trading costs and may increase tax liability if there are capital gains.

     REPURCHASE AGREEMENTS. All Funds may buy securities with the understanding that the seller will buy them back with interest at a later date. If the seller is unable to honor its commitment to repurchase the securities, the Fund could lose money.

     RESTRICTED AND ILLIQUID SECURITIES. All Funds may purchase restricted securities, including Rule 144A securities. All Funds may purchase illiquid securities. Any securities whose resale is restricted or that are thinly traded can be difficult to sell at a desired time and price. Some of these securities are new and complex, and trade only among institutions; the markets for these securities are still developing, and may not function as efficiently as established markets. Owning a large percentage of restricted and illiquid securities could hamper a Fund's ability to raise cash to meet redemptions. Also, because there may not be an established market price for these securities, the Fund may have to estimate their value, which means that their valuation -- and the valuation of the Fund -- may have a subjective element.

     SECURITIES LENDING. All Funds may seek additional income by lending portfolio securities to qualified institutions. By reinvesting any cash collateral it receives in these transactions, a Fund could realize additional gains or losses. If the borrower fails to return the securities and the collateral has declined in value, the Fund could lose money.

     STANDARD & POOR'S DEPOSITORY RECEIPTS (SPDRs). The Equity Funds may invest in SPDRs, which represent ownership interests in unit investment trusts holding a portfolio of securities closely reflecting the price performance and dividend yield of the S&P 500 Index. SPDRs are subject to the same risks as other types of equity investments. The Equity Funds may also invest in other, similar securities representing portfolios of index-based pooled investments, including investments in foreign countries or regions.

     STRUCTURED SECURITIES. The Fixed Income Funds may invest in structured securities, which are securities issued by an entity holding underlying instruments producing cash flows. The cash flows of the underlying instruments may be apportioned among classes of structured securities to create securities with different investment characteristics. Other types of structured securities may be linked by a formula to the price of an underlying instrument. These types of structured securities are generally more volatile than direct investments in their underlying instruments.

     WARRANTS. All Funds may invest in warrants. The Fixed Income Funds may invest in warrants and other equity securities attached to high yield bonds and other fixed income securities. Warrants are rights to purchase securities at specific prices valid for a specific period of time. A warrant's price will normally fluctuate in the same direction as the prices of its underlying securities, but may have substantially more volatility. Warrant holders receive no dividends and have no voting rights with respect to the underlying security.

     WHEN-ISSUED SECURITIES. All Funds may invest in securities prior to their date of issue. These securities could fall in value by the time they are actually issued, which may be any time from a few days to over a year.

     ZERO (OR STEP) COUPONS. The Fixed Income Funds may invest in zero coupon securities. A zero coupon security is a debt security that is purchased and traded at a discount to its face value because it pays no interest for some or all of its life. Interest, however, is reported as income to a Fund and the Fund is required to distribute to shareholders an amount equal to the amount reported. Those distributions may force the Fund to liquidate portfolio securities at a disadvantageous time. These securities involve special credit and duration risks, as their value could decline substantially by the time interest is actually paid, which may be at any time from a few days to a number of years.

     CHANGES IN POLICIES. Unless otherwise noted, the Funds' policies (including each Fund's Objective) are non-fundamental and may be changed without a shareholder vote.

     DEFENSIVE INVESTING. Each Fund may take temporary defensive positions at time to seek to avoid losses in response to adverse market, economic, political or other conditions. At such times, each Fund may place up to 100% of assets in cash or high-quality, short-term debt securities. To the extent that a Fund does this, it may not be pursuing its Objective. A Fund's investment manager may choose to keep the Fund fully or primarily invested in non-cash instruments, irrespective of market conditions.

     MANAGEMENT RISK. Although a Fund may have the flexibility to use some or all of the investment strategies, securities and derivative instruments described in this prospectus and in the SAI, the Fund's investment manager may choose not to use a particular strategy, type of security or derivative instrument for a variety of reasons. These choices may cause the Fund to miss opportunities, lose money or not achieve its Objective.

     SECURITIES RATINGS. When securities are rated by one or more independent rating agencies, a Fund uses these ratings to determine credit quality. In cases where a security is rated in conflicting categories by different rating agencies, a Fund may choose to follow the higher rating.

                              FINANCIAL HIGHLIGHTS

                                 CORE FIXED FUND

     These highlights are intended to help investors understand the Core Fixed Fund's performance (with respect to shares formerly designated as "Class IV Shares") since August 2, 1999 (commencement of operations). Certain information reflects financial results for a single Core Fixed Fund Share. The total returns in the table represent the rate that an investor would have earned on an investment in the Core Fixed Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, the Fund's independent accountants during the periods shown. Their report, along with the Core Fixed Fund's financial statements, is included in the Core Fixed Fund's annual report, which is available upon request.

     Prior to December 17, 2001, the Core Fixed Fund offered multiple classes of shares. Effective December 17, 2001, the Trustees determined to consolidate all currently existing classes of shares of the Core Fixed Fund into Class IV shares.

For a share outstanding throughout each year.(1)

                                              AUGUST 2, 1999
                                              (COMMENCEMENT
                                             OF OPERATIONS) TO         YEAR ENDED               YEAR ENDED            YEAR ENDED
                                            JANUARY 31, 2000(6)    JANUARY 31, 2001(6)   JANUARY 31, 2002(5),(7)   JANUARY 31, 2003
                                            -------------------    -------------------   -----------------------   ----------------
Net asset value, beginning of period ($)                  10.00                   9.86                     10.40              10.56
                                            -------------------    -------------------   -----------------------   ----------------
Net investment income ($)*                                 0.30                   0.67                      0.55               0.50
Net realized and unrealized gain (loss)
     on investments, foreign currency,
     forward contracts and futures
     contracts ($)                                        (0.17)                  0.56                      0.23               0.39
                                            -------------------    -------------------   -----------------------   ----------------
Total from investment operations ($)                       0.13                   1.23                      0.78               0.89
                                            -------------------    -------------------   -----------------------   ----------------
Dividends from net investment income ($)                  (0.24)                 (0.69)                    (0.52)             (0.55)
Distributions from capital gains ($)                      (0.03)                    --                     (0.10)             (0.04)
                                            -------------------    -------------------   -----------------------   ----------------
Total distributions ($)                                   (0.27)                 (0.69)                    (0.62)             (0.59)
                                            -------------------    -------------------   -----------------------   ----------------
Net asset value, end of period ($)                         9.86                  10.40                     10.56              10.86
                                            ===================    ===================   =======================   ================

Total return (%)(2)                                        1.28(3)               12.87                      7.71               8.64
Ratios/supplemental data:
Net assets at end of period ($ thousands)                 8,435                  8,892                    69,106             57,364
Expense ratio (%)*                                         0.25(4)                0.25                      0.25               0.25
Ratio of net investment income to average
     net assets (%)*                                       5.93(4)                6.65                      4.47               4.61
Portfolio turnover rate (%)                              213.41                 327.36                    314.06             301.92
* Reflects voluntary reduction of
     expenses of these amounts (%)                         0.75(4)                0.20                      0.14               0.02

----------
     (1) Per-share figures have been calculated using the average shares method.
     (2) Total return would be lower if the Distributor and its affiliates had not reduced a portion of the Fund's expenses.
     (3)  Not annualized.
     (4)  Annualized.
     (5) Effective February 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide, Audit of Investment Companies and began amortizing premium on all fixed income securities. Prior to February 1, 2001, the Fund did not amortize premium on fixed income securities. The effect of this change for the year ended January 31, 2002 was to decrease net investment income per share by $.02, increase net realized gain per share by $.02, and decrease the ratio of net investment income to average net assets by 0.21% for the Institutional Core Fixed Fund.
     (6)  Represents per-share figures for Class IV.
     (7) Represents per-share figures for all classes through December 16, 2001, and then one class effective December 17, 2001.

                                 CORE PLUS FUND

     These highlights are intended to help investors understand the Core Plus Fund's performance (with respect to shares formerly designated as "Class IV Shares") since August 2, 1999 (commencement of operations). Certain information reflects financial results for a single Core Plus Fund Share. The total returns in the table represent the rate that an investor would have earned on an investment in the Core Plus Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, the Fund's independent accountants during the periods shown. Their report, along with the Core Plus Fund's financial statements, is included in the Core Plus Fund's annual report, which is available upon request.

     Prior to December 17, 2001, the Core Plus Fund offered multiple classes of shares. Effective December 17, 2001, the Trustees determined to consolidate all currently existing classes of shares of the Core Plus Fund into Class IV Shares.

For a share outstanding throughout the year.(1)

                                              AUGUST 2, 1999
                                              (COMMENCEMENT
                                             OF OPERATIONS) TO         YEAR ENDED               YEAR ENDED            YEAR ENDED
                                            JANUARY 31, 2000(6)    JANUARY 31, 2001(6)   JANUARY 31, 2002(5),(7)   JANUARY 31, 2003
                                            -------------------    -------------------   -----------------------   ----------------
Net asset value, beginning of period ($)                  10.00                   9.86                     10.35              10.37
                                            -------------------    -------------------   -----------------------   ----------------
Net investment income ($)*                                 0.31                   0.69                      0.59               0.53
Net realized and unrealized gain (loss)
     on investments, foreign currency,
     forward contracts and futures
     contracts ($)                                        (0.14)                  0.54                      0.15               0.30
                                            -------------------    -------------------   -----------------------   ----------------
Total from investment operations ($)                       0.17                   1.23                      0.74               0.83
                                            -------------------    -------------------   -----------------------   ----------------
Dividends from net investment income ($)                  (0.26)                 (0.74)                    (0.59)             (0.55)
Distributions from capital gains ($)                      (0.05)                    --                     (0.13)             (0.01)
                                            -------------------    -------------------   -----------------------   ----------------
Total distributions ($)                                   (0.31)                 (0.74)                    (0.72)             (0.56)
                                            -------------------    -------------------   -----------------------   ----------------
Net asset value, end of period ($)                         9.86                  10.35                     10.37              10.64
                                            ===================    ===================   =======================   ================

Total return (%)(2)                                        1.72(3)               12.93                      7.45               8.28
Ratios/supplemental data:
Net assets at end of period ($ thousands)                11,426                 11,987                    64,477             55,407
Expense ratio (%)*                                         0.25(4)                0.25                      0.25               0.25
Ratio of net investment income to average
     net assets (%)*                                       6.13(4)                6.84                      5.55               4.84
Portfolio turnover rate (%)                              234.12                 323.47                    353.92             365.81
* Reflects voluntary reduction of expenses
     of these amounts (%)                                  0.81(4)                0.20                      0.18               0.07

----------
     (1) Per-share figures have been calculated using the average shares method.
     (2) Total return would be lower if the Distributor and its affiliates had not reduced a portion of the Fund's expenses.
     (3)  Not annualized.
     (4)  Annualized.
     (5) Effective February 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide, Audit of Investment Companies and began amortizing premium on all fixed income securities. Prior to February 1, 2001, the Fund did not amortize premium on fixed income securities. The effect of this change for the year ended January 31, 2002 was to decrease net investment income per share by $.02, increase net realized gain per share by $.02, and decrease the ratio of net investment income to average net assets by 0.20% for the Institutional Core Fixed Fund.
     (6)  Represents per-share figures for Class IV.
     (7) Represents per-share figures for all classes through December 16, 2001, and then one class effective December 17, 2001.

                              LARGE CAP GROWTH FUND

     These highlights are intended to help investors understand the Large Cap Growth Fund's performance (with respect to shares formerly designated as "Class III Shares") since August 2, 1999 (commencement of operations). Certain information reflects financial results for a single Large Cap Growth Fund Share. The total returns in the table represent the rate that an investor would have earned on an investment in the Large Cap Growth Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, the Fund's independent accountants during the periods shown. Their report, along with the Large Cap Growth Fund's financial statements, is included in the Large Cap Growth Fund's annual report, which is available upon request.

     Prior to December 17, 2001, the Large Cap Growth Fund offered multiple classes of shares. Effective December 17, 2001, the Trustees determined to consolidate all currently existing classes of shares of the Large Cap Growth Fund into Class III Shares.

For a share outstanding throughout the year.(1)

                                              AUGUST 2, 1999
                                              (COMMENCEMENT
                                             OF OPERATIONS) TO         YEAR ENDED               YEAR ENDED            YEAR ENDED
                                            JANUARY 31, 2000(5)    JANUARY 31, 2001(5)     JANUARY 31, 2002(6)     JANUARY 31, 2003
                                            -------------------    -------------------   -----------------------   ----------------
Net asset value, beginning of period ($)                  10.00                  12.33                     10.16               6.92
                                            -------------------    -------------------   -----------------------   ----------------
Net investment income (loss) ($)*                          0.01                  (0.00)                     0.02               0.03
Net realized and unrealized gain (loss)
     on investments ($)                                    2.32                  (1.14)                    (3.26)             (2.28)
                                            -------------------    -------------------   -----------------------   ----------------
Total from investment operations ($)                       2.33                  (1.14)                    (3.24)             (2.25)
                                            -------------------    -------------------   -----------------------   ----------------
Dividends from net investment income ($)                     --                  (0.38)                       --              (0.01)
Distributions from capital gains ($)                         --                  (0.65)                       --                 --
                                            -------------------    -------------------   -----------------------   ----------------
Total distributions ($)                                      --                  (1.03)                       --              (0.01)
                                            -------------------    -------------------   -----------------------   ----------------
Net asset value, end of period ($)                        12.33                  10.16                      6.92               4.66
                                            ===================    ===================   =======================   ================

Total return (%)(2)                                       23.30(3)               (9.91)                   (31.89)            (32.48)
Ratios/supplemental data:
Net assets at end of period ($ thousands)                   308                    269                     6,240             16,657
Expense ratio (%)*                                         0.45(4)                0.45                      0.45               0.45
Ratio of net investment income (loss) to
     average net assets (%)*                               0.09(4)               (0.01)                     0.29               0.48
Portfolio turnover rate (%)                               41.57                  82.83                    140.04             178.44
* Reflects voluntary reduction of
     expenses of these amounts (%)                         7.25(4)                0.20                      0.15               0.01

----------
     (1) Per-share figures have been calculated using the average shares method.
     (2) Total return would be lower if the Distributor and its affiliates had not reduced a portion of the Fund's expenses.
     (3)  Not annualized.
     (4)  Annualized.
     (5)  Represents per-share figures for Class III.
     (6) Represents per-share figures for all classes through December 16, 2001, and then one class effective December 17, 2001.

                             LARGE CAP ANALYST FUND

     These highlights are intended to help investors understand the Large Cap Analyst Fund's performance since December 17, 2001 (commencement of operations). Certain information reflects financial results for a single Large Cap Analyst Fund Share. The total returns in the table represent the rate that an investor would have earned on an investment in the Large Cap Analyst Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, the Fund's independent accountants during the periods shown. Their report, along with the Large Cap Analyst Fund's financial statements, is included in the Large Cap Analyst Fund's annual report, which is available upon request.

For a share outstanding throughout the year.(1)

                                             DECEMBER 17, 2001
                                              (COMMENCEMENT OF
                                               OPERATIONS) TO        YEAR ENDED JANUARY
                                             JANUARY 31, 2002              31, 2003
                                            -------------------      ------------------
Net asset value, beginning of period ($)                  10.00                    9.72
                                            -------------------      ------------------
Net investment income ($)                                  0.01                    0.08
Net realized and unrealized loss on
     investments ($)                                      (0.29)                  (2.50)
                                            -------------------      ------------------
Total from investment operations ($)                      (0.28)                  (2.42)
                                            -------------------      ------------------
Dividend from net investment income ($)                      --                   (0.08)
                                                                     ------------------
Total distributions ($)                                      --                   (0.08)
                                            -------------------      ------------------
Net asset value, end of period ($)                         9.72                    7.22
                                            ===================      ==================
Total return (%)(2)                                       (2.80)(3)              (24.98)
Ratios/supplemental data:
Net assets at end of period($ thousands)                  4,862                   5,183
Expense Ratio                                              0.45(4)                 0.45
Ratio of net investment income to average                  1.06(4)                 0.91
     net assets (%)
Portfolio turnover rate (%)                                  14.57                93.89

----------
     (1) Per-share figures have been calculated using the average shares method.
     (2) Total return would be lower if the Distributor and its affiliates had not reduced a portion of the Fund's expenses.
     (3)  Not annualized.
     (4)  Annualized.

                           FOR ADDITIONAL INFORMATION

IF YOU HAVE QUESTIONS ABOUT THE FUNDS OR WOULD LIKE TO REQUEST A FREE COPY OF THE CURRENT ANNUAL/SEMIANNUAL REPORT OR SAI, CONTACT STATE STREET RESEARCH INSTITUTIONAL FUNDS.

STATE STREET RESEARCH INSTITUTIONAL FUNDS
One Financial Center
Boston, MA 02111
Telephone: 1-800-531-0131

YOU CAN ALSO OBTAIN INFORMATION ABOUT THE FUNDS, INCLUDING THE SAI AND CERTAIN OTHER FUND DOCUMENTS, ON THE SEC'S EDGAR DATABASE ON THE INTERNET AT www.sec.gov, BY ELECTRONIC REQUEST AT publicinfo@sec.gov, IN PERSON AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC (TELEPHONE 1-202-942-8090) OR BY MAIL BY SENDING YOUR REQUEST, ALONG WITH A DUPLICATING FEE, TO THE SEC'S PUBLIC REFERENCE SECTION, WASHINGTON, DC 20549-0102.

You can find additional information on the Funds in the STATEMENT OF ADDITIONAL INFORMATION (SAI). The SAI contains further information about the Funds and their investment practices, limitations and policies. A current SAI for these Funds is on file with the Securities and Exchange Commission and is incorporated by reference into (is legally part of) this prospectus.

Additional information about the Funds' investments is available in the Funds' annual and semi-annual reports to shareholders.

                           SEC File Number: 811-09247

                              STATE STREET RESEARCH
                               INSTITUTIONAL FUNDS

                       STATEMENT OF ADDITIONAL INFORMATION


                                  June 1, 2003

     The Statement of Additional Information is not a Prospectus. It should be read only in conjunction with the Prospectus of the State Street Research Institutional Funds (the "Trust") dated June 1, 2003.

     The Trust's audited financial statements for the fiscal year ended January 31, 2003, included in the Trust's Annual Report to Shareholders, as filed with the Securities and Exchange Commission, are hereby incorporated in this Statement of Additional Information by reference thereto.

     A State Street Research Institutional Funds prospectus and shareholder reports may be obtained without charge by calling 1-800-531-0131. You may also obtain copies from the offices of State Street Research Institutional Funds, One Financial Center, Boston, Massachusetts 02111-2690.

                                TABLE OF CONTENTS

TRUST HISTORY AND CLASSIFICATION                                                 1

ADDITIONAL INVESTMENT POLICIES AND RESTRICTIONS                                  1

ADDITIONAL INFORMATION CONCERNING INVESTMENTS AND RISKS                          4

DEBT INSTRUMENTS AND PERMITTED CASH INVESTMENTS                                 17

SHARES                                                                          25

THE BOARD OF TRUSTEES, OFFICERS AND FUND OWNERSHIP                              27

PRINCIPAL HOLDERS OF SECURITIES                                                 32

TRUSTEE COMPENSATION                                                            35

MANAGEMENT OF THE FUND AND INVESTMENT ADVISORY AND OTHER  SERVICES              35

PURCHASE AND REDEMPTION OF SHARES                                               38

SHAREHOLDER ACCOUNTS                                                            39

NET ASSET VALUE                                                                 40

PORTFOLIO TRANSACTIONS                                                          41

CERTAIN TAX MATTERS                                                             47

CALCULATION OF PERFORMANCE DATA                                                 51

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT                                    54

CUSTODIAN                                                                       54

DISTRIBUTOR                                                                     55

INDEPENDENT ACCOUNTANTS                                                         55

                        TRUST HISTORY AND CLASSIFICATION

     State Street Research Institutional Funds (the "Trust") is a Massachusetts business trust organized on March 3, 1999. The Trust is an open-end management investment company with an unlimited number of authorized shares of beneficial interest. These shares may be divided into different "series," each of which is a separately managed pool of assets of the Trust that may have a different investment objective and different investment policies from the objective and policies of another series. The Trust's shares are currently divided into four series: the State Street Research Institutional Core Fixed Income Fund, the State Street Research Institutional Core Plus Fixed Income Fund, the State Street Research Institutional Large Cap Growth Fund and the State Street Research Institutional Large Cap Analyst Fund (each a "Fund," and collectively, the "Funds"). The Trustees may, without shareholder approval, create additional series of shares representing additional investment portfolios. Any such series may, without shareholder approval, be divided into two or more classes of shares having such preferences and special or relative rights and privileges as the Trustees determine. Each Fund currently offers one class of shares.

                 ADDITIONAL INVESTMENT POLICIES AND RESTRICTIONS

     The Trust has adopted certain investment restrictions with respect to each Fund, and those investment restrictions are either fundamental or not fundamental. Fundamental restrictions with respect to each Fund may not be changed by the Trust except by the affirmative vote of a majority of the outstanding voting securities of such Fund. Restrictions that are not fundamental may be changed by a vote of the Trustees of the Trust. With respect to the investment restrictions described below, all percentage limitations on investments apply at the time of investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.

     The fundamental and nonfundamental policies of the Fund do not apply to any matters involving the issuance of multiple classes of shares of the Fund or the creation or use of structures (such as a fund of funds or master-feeder structure) allowing the Fund to invest any or all of its assets in collective investment vehicles or allowing the Fund to serve as such a collective investment vehicle for other funds, to the extent permitted by law and regulatory authorities.

     The Trust's fundamental investment restrictions with respect to each Fund are set forth below. Under these restrictions, it is the Trust's policy with respect to each Fund (except where otherwise noted):

     (1) not to purchase a security of any one issuer (other than securities issued or guaranteed as to principal or interest by the U.S. Government or its agencies or instrumentalities or mixed-ownership U.S. Government corporations or sponsored enterprises) if such purchase would, with respect to 75% of the Fund's total assets, cause more than 5% of the Fund's total assets to be invested in the securities of such issuer or cause more than 10% of the voting securities of such issuer to be held by the Fund;

     (2) not to issue senior securities as defined in the 1940 Act, except as permitted by that Act and the rules, regulations or pronouncements thereunder or as permitted by the Securities and Exchange Commission (the creation of general liens or security interests under industry practices for transactions in portfolio assets are not deemed to involve the issuance of senior securities);

     (3) not to underwrite or participate in the marketing of securities of other issuers, except (a) the Fund may, acting alone or in syndicates or groups, purchase or otherwise acquire securities of other issuers for investment, either from the issuers or from persons in a control relationship with the issuers or from underwriters of such securities; and (b) to the extent that, in connection with the disposition of the Fund's securities, the Fund may be a selling shareholder in an offering or deemed to be an underwriter under certain federal securities laws;

     (4) not to purchase fee simple interests in real estate unless acquired as a result of ownership of securities or other instruments, although the Fund may purchase and sell other interests in real estate including securities which are secured by real estate, or securities of companies which make real estate loans or own, or invest or deal in, real estate;

     (5) not to invest in physical commodities or physical commodity contracts and not to invest in options in excess of 10% of the Fund's total assets, except that investments in essentially financial items or arrangements such as, but not limited to, swap arrangements, hybrids, currencies, currency and other forward contracts, delayed delivery and when-issued contracts, futures contracts and options on futures contracts on securities, securities indices, interest rates and currencies shall not be deemed investments in commodities or commodities contracts;

     (6) not to lend money; however, the Fund may lend portfolio securities and purchase bonds, debentures, notes, bills and any other debt related instruments or interests (and enter into repurchase agreements with respect thereto);

     (7) not to make any investment which would cause more than 25% of the value of the Fund's total assets to be invested in securities of non-U.S. Government-related issuers principally engaged in any one industry, as described in the Fund's Prospectus or Statement of Additional Information as amended from time to time; and

     (8) not to borrow money, including reverse repurchase agreements in so far as such agreements may be regarded as borrowings, except for borrowings not in an amount in excess of 33 1/3% of the value of its total assets (including the proceeds of any such borrowings).

     The following investment restrictions are not fundamental and may be changed with respect to each Fund without shareholder approval. Under these restrictions, it is the Trust's policy with respect to each Fund (except where otherwise noted):

     (1) not to purchase any security or enter into a repurchase agreement if as a result more than 15% of its net assets would be invested in securities that are illiquid (including repurchase agreements not entitling the holder to payment of principal and interest within seven days);

     (2) not to engage in transactions in options except in connection with options on securities, securities indices, currencies and interest rates, and options on futures on securities, securities indices, currencies and interest rates;

     (3) not to purchase securities on margin or make short sales of securities or maintain a short position except for short sales "against the box" (for the purpose of this restriction, escrow or custodian receipts or letters, margin or safekeeping accounts, or similar arrangements used in the industry in connection with the trading of futures, options and forward commitments are not deemed to involve the use of margin);

     (4) not to purchase a security issued by another investment company, except to the extent permitted under the 1940 Act or any exemptive order from the Securities and Exchange Commission or except by purchases in the open market involving only customary brokers' commissions, or securities acquired as dividends or distributions or in connection with a merger, consolidation or similar transaction or other exchange;

     (5) with respect to the Large Cap Growth Fund and the Large Cap Analyst Fund, to invest, under normal circumstances, at least 80% of the Fund's net assets (measured as of the time of purchase), plus any borrowings for investment purposes, in the securities of companies with at least $1 billion in market capitalizations; and

     (6) with respect to the Core Fixed Income Fund and the Core Plus Fixed Income Fund, to invest, under normal circumstances, at least 80% of the Fund's net assets (measured as of the time of purchase), plus any borrowings for investment purposes, in fixed-income securities.

     Any notice required to be delivered to shareholders of a Fund for the purpose of announcing an intended change in non-fundamental policies (5) and (6) listed above will be provided in plain English in a separate written document, and will be mailed at least 60 days prior to the effective date of the change. Each such notice will contain, in bold-face type and placed prominently in the document, the following statement: "Important Notice Regarding Change in Investment Policy." This statement will also appear on the envelope in which such notice is delivered.

             ADDITIONAL INFORMATION CONCERNING INVESTMENTS AND RISKS

DERIVATIVES

     All of the Funds may buy and sell certain types of derivatives, such as options, futures contracts, options on futures contracts and swaps, under circumstances in which such instruments are expected by State Street Research & Management Company, the Fund's investment manager (the "Investment Manager"), to aid in achieving a Fund's investment objective. A Fund may also purchase instruments with characteristics of both futures and securities (e.g., debt instruments with interest and principal payments determined by reference to the value of a commodity or a currency at a future time) and which, therefore, possess the risks of both futures and securities investments.

     Derivatives, such as options, futures contracts, options on futures contracts, and swaps, enable a Fund to take both "short" positions (positions which anticipate a decline in the market value of a particular asset or index) and "long" positions (positions which anticipate an increase in the market value of a particular asset or index). A Fund may also use strategies which involve simultaneous short and long positions in response to specific market conditions, such as where the Investment Manager anticipates unusually high or low market volatility.

     All Funds may use derivatives for hedging. The term hedging is applied to defensive strategies designed to protect a Fund from an expected decline in the market value of an asset or group of assets that the Fund owns (in the case of a short hedge) or to protect a Fund from an expected rise in the market value of an asset or group of assets which it intends to acquire in the future (in the case of a long or "anticipatory" hedge). This includes the use of currency based derivatives for hedging a Fund's positions in non-U.S. dollar-denominated securities, including cross-currency hedging between two currencies other than the U.S. dollar. See "Currency Transactions." All Funds may also use derivatives for liquidity purposes. All Funds may use derivatives for investment purposes, including non-hedging strategies designed to produce incremental income (such as the option writing strategy described below) or strategies which are undertaken to profit from (i) an expected decline in the market value of an asset or group of assets which a Fund does not own or (ii) expected increases in the market value of an asset which it does not plan to acquire. Information about specific types of instruments is provided below.

FUTURES CONTRACTS

     Futures contracts are publicly traded contracts to buy or sell an underlying asset or group of assets, such as a currency, a security or an index of securities, at a future time at a specified price. A contract to buy establishes a long position while a contract to sell establishes a short position.

     The purchase of a futures contract on an equity security or an index of equity securities normally enables a buyer to participate in the market movement of the underlying asset or index after paying a transaction charge and posting margin in an amount equal to a small percentage of the value of the underlying asset or index. A Fund will initially be required to deposit with the Trust's custodian or the futures commission merchant effecting the futures transaction an amount of "initial margin" in cash or securities, as permitted under applicable regulatory policies.

     Initial margin in futures transactions is different from margin in securities transactions in that the former does not involve the borrowing of funds by the customer to finance the transaction. Rather, the initial margin is like a performance bond or good faith deposit on the contract. Subsequent payments (called "maintenance margin") to and from the broker will be made on a daily basis as the price of the underlying asset fluctuates. This process is known as "marking to market." For example, when a Fund has taken a long position in a futures contract and the value of the underlying asset has risen, that position will have increased in value and the Fund will receive from the broker a maintenance margin payment equal to the increase in value of the underlying asset. Conversely, when a Fund has taken a long position in a futures contract and the value of the underlying asset has declined, the position would be less valuable, and the Fund would be required to make a maintenance margin payment to the broker.

     At any time prior to expiration of a futures contract, a Fund may elect to close the position by taking an opposite position which will terminate the Fund's position in the futures contract. A final determination of maintenance margin is then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or a gain. While futures contracts with respect to securities do provide for the delivery and acceptance of such securities, such delivery and acceptance are seldom made.

     In transactions establishing a long position in a futures contract, assets equal to the face value of the futures contract will be identified by a Fund to the Trust's custodian for maintenance in a separate account to insure that the Fund can meet its obligations under the futures contract, and to minimize the risk that leverage could cause the Fund's assets to be inadequate to cover its obligations. Similarly, assets having a value equal to the aggregate face value of the futures contract will be identified with respect to each short position. A Fund will utilize such assets and methods of cover as appropriate under applicable exchange and regulatory policies.

OPTIONS

     A Fund may use options to implement its investment strategy. There are two basic types of options: "puts" and "calls." Each type of option can establish either a long or a short position, depending upon whether the Fund is the purchaser or the writer of the option. A call option on a security, for example, gives the purchaser of the option the right to buy, and the writer the obligation to sell, the underlying asset at the exercise price during the option period. Conversely, a put option on a security gives the purchaser the right to sell, and the writer the obligation to buy, the underlying asset at the exercise price during the option period.

     The risk of purchasing an option is equal to the premium paid, regardless of how the price of the underlying asset changes. The opportunity for gain or loss from a purchased option is dependent upon increases or decreases in the value of the underlying asset. In general, a purchased put increases in value as the value of the underlying security falls and a purchased call increases in value as the value of the underlying security rises.

     The principal reason to write options is to generate extra income (the premium paid by the buyer). Written options have varying degrees of risk. An uncovered written call option theoretically carries unlimited risk, as the market price of the underlying asset could rise far above the exercise price before its expiration. This risk is tempered when the call option is covered, that is, when the option writer owns the underlying asset. In this case, the writer runs the risk of the lost opportunity to participate in the appreciation in value of the asset rather than the risk of an out-of-pocket loss. A written put option has defined risk, that is, the difference between the agreed-upon price that a Fund must pay to the buyer upon exercise of the put and the value, which could be zero, of the asset at the time of exercise.

     The obligation of the writer of an option continues until the writer effects a closing purchase transaction or until the option expires. To secure its obligation to deliver the underlying asset in the case of a call option, or to pay for the underlying asset in the case of a put option, a covered writer is required to deposit in escrow the underlying security or other assets in accordance with the rules of the applicable clearing corporation and exchanges.

     Among the options which a Fund may enter are options on securities indices. A securities index assigns relative values to the securities included in the index. In general, options on indices of securities are similar to options on the securities themselves except that delivery requirements are different. For example, a put option on an index of securities does not give the holder the right to make actual delivery of a basket of securities but instead gives the holder the right to receive an amount of cash upon exercise of the option if the value of the underlying index has fallen below the exercise price. The amount of cash received will be equal to the difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple. As with options on equity securities or futures contracts, a Fund may offset its position in index options prior to expiration by entering into a closing transaction on an exchange or it may let the option expire unexercised. In connection with the use of such options, a Fund may cover its position by identifying assets having a value equal to the aggregate face value of the option position taken.

OPTIONS ON FUTURES CONTRACTS

     An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option.

LIMITATIONS AND RISKS OF OPTIONS AND FUTURES ACTIVITY

     A Fund may not establish a position in a commodity futures contract or purchase or sell a commodity option contract for other than bona fide hedging purposes if immediately thereafter the sum of the amount of initial margin deposits and premiums required to establish such positions for such non-hedging purposes would exceed 5% of the market value of the Fund's net assets. The Funds apply a similar policy to options that are not commodities.

     As noted above, a Fund may engage in both hedging and nonhedging strategies. Although effective hedging can generally capture the bulk of a desired risk adjustment, no hedge is completely effective. A Fund's ability to hedge effectively through transactions in futures and options depends on the degree to which price movements in its holdings correlate with price movements of the futures and options.

     Non-hedging strategies typically involve special risks. The profitability of a Fund's non-hedging strategies will depend on the ability of the Investment Manager to analyze both the applicable derivatives market and the market for the underlying asset or group of assets. Derivatives markets are often more volatile than corresponding securities markets and a relatively small change in the price of the underlying asset or group of assets can have a magnified effect upon the price of a related derivative instrument.

     Derivatives markets also are often less liquid than the market for the underlying asset or group of assets. Some positions in futures and options may be closed out only on an exchange which provides a secondary market therefor. There can be no assurance that a liquid secondary market will exist for any particular futures contract or option at any specific time. Thus, it may not be possible to close such an option or futures position prior to maturity. The inability to close options and futures positions also could have an adverse impact on a Fund's ability to effectively carry out their derivative strategies and might, in some cases, require the Fund to deposit cash to meet applicable margin requirements. A Fund will enter into an option or futures position only if it appears to be a liquid investment.

SHORT SALES AGAINST THE BOX

     The Large Cap Growth Fund and the Large Cap Analyst Fund (the "Equity Funds") may effect short sales, but only if such transactions are short sale transactions known as short sales "against the box." A short sale is a transaction in which the Fund sells a security it does not own by borrowing it from a broker, and consequently becomes obligated to replace that security. A short sale against the box is a short sale where the fund owns the security sold short or has an immediate and unconditional right to acquire that security without additional cash consideration upon conversation, exercise or exchange of options with respect to securities held in its portfolio. The effect of selling a security short against the box is to insulate that security against any future gain or loss.

SWAP ARRANGEMENTS

     All Funds may enter into various forms of swap arrangements with counterparties with respect to, among other things, interest rates, currency rates, indices or specific securities (or baskets of securities identified by, among other things, issuers or credit ratings), including purchase of caps, floors and collars as described below. The Funds, however, do not expect to invest more than 10% of their net assets in such items. In an interest rate swap, a Fund could agree for a specified period to pay a bank or investment banker the floating rate of interest on a so-called notional principal amount (i.e., an assumed figure selected by the parties for this purpose) in exchange for agreement by the bank or investment banker to pay a Fund a fixed rate of interest on the notional principal amount. In a currency swap, a Fund would agree with the other party to exchange cash flows based on the relative differences in values of a notional amount of two (or more) currencies; in an index swap, the Fund would agree to exchange cash flows on a notional amount based on changes in the values of the selected indices. Purchase of a cap entitles the purchaser to receive payments from the seller on a notional amount to the extent that the selected index exceeds an agreed upon interest rate or amount whereas purchase of a floor entitles the purchaser to receive such payments to the extent the selected index falls below an agreed-upon interest rate or amount. A collar combines a cap and a floor.

     A Fund may enter credit protection swap arrangements involving the purchase by the Fund of a put option on a debt security which is exercisable by the seller upon certain events, such as a default by the referenced creditor on the underlying debt or a bankruptcy event of the creditor.

     Most swaps entered into by a Fund will be on a net basis; for example, in an interest rate swap, amounts generated by application of the fixed rate and the floating rate to the notional principal amount would first offset one another, with the Fund either receiving or paying the difference between such amounts. In order to be in a position to meet any obligations resulting from swaps, a Fund will designate appropriate liquid assets, including cash or other portfolio securities; for swaps entered into on a net basis, assets will be segregated having a daily net asset value equal to any excess of the Fund's accrued obligations over the accrued obligations of the other party, while for swaps on other than a net basis assets will be segregated having a value equal to the total amount of the Fund's obligations.

     These arrangements will be made primarily for hedging purposes, to preserve the return on an investment or on a portion of a Fund's portfolio. However, the Fund may, as noted above, enter into such arrangements for income purposes to the extent permitted by the Commodity Futures Trading Commission (the "CFTC") for entities which are not commodity pool operators, such as the Fund. In entering a swap arrangement, a Fund is dependent upon the creditworthiness and good faith of the counterparty. The Fund attempts to reduce the risks of nonperformance by the counterparty by dealing only with established, reputable institutions. The swap market is still relatively new and emerging; positions in swap arrangements may become illiquid to the extent that nonstandard arrangements with one counterparty are not readily transferable to another counterparty or if a market for the transfer of swap positions does not develop. The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If State Street Research & Management Company (the "Investment Manager") is incorrect in its forecasts of market values, interest rates and other applicable factors, the investment performance of a Fund would diminish compared with what it would have been if these investment techniques were not used. Moreover, even if the Investment Manager is correct in its forecasts, there is a risk that the swap position may correlate imperfectly with the price of the asset or liability being hedged.

REPURCHASE AGREEMENTS

     All Funds may enter into repurchase agreements. Repurchase agreements occur when the Fund acquires a security and the seller, which may be either (i) a primary dealer in U.S. Government securities or (ii) an FDIC-insured bank having gross assets in excess of $500 million, simultaneously commits to repurchase it at an agreed-upon price on an agreed-upon date within a specified number of days (usually not more than seven) from the date of purchase. The repurchase price reflects the purchase price plus an agreed-upon market rate of interest which is unrelated to the coupon rate or maturity of the acquired security. A Fund will only enter into repurchase agreements involving U.S. Government securities. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party, including possible delays or restrictions upon a Fund's ability to dispose of the underlying securities.

REVERSE REPURCHASE AGREEMENTS

     All Funds may enter into reverse repurchase agreements. However, the Fund has no present intention of engaging in reverse repurchase agreements in excess of 5% of the Fund's total assets. In a reverse repurchase agreement, the Fund transfers a portfolio instrument to another person, such as a financial institution, broker or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed-upon rate. The ability to use reverse repurchase agreements may enable, but does not ensure the ability of, the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous.

     When effecting reverse repurchase agreements, assets of the Fund in a dollar amount sufficient to make payment of the obligations to be purchased are segregated on the Fund's records at the trade date and maintained until the transaction is settled.

WHEN-ISSUED SECURITIES

     All Funds may purchase "when-issued" securities, which are traded on a price or yield basis prior to actual issuance. Such purchases will be made only to achieve a Fund's investment objective and not for leverage. The when-issued trading period generally lasts from a few days to months, or over a year or more; during this period dividends or interest on the securities are not payable. A frequent form of when-issued trading occurs when corporate securities to be created by a merger of companies are traded prior to the actual consummation of the merger. Such transactions may involve a risk of loss if the value of the securities falls below the price committed to prior to actual issuance. The Trust's custodian will establish a segregated account when a Fund purchases securities on a when-issued basis consisting of cash or liquid securities equal to the amount of the when-issued commitments. Securities transactions involving delayed deliveries or forward commitments are frequently characterized as when-issued transactions and are similarly treated by a Fund.

RESTRICTED SECURITIES

     Although all Funds may invest in restricted securities, it is each Fund's policy not to make an investment in restricted securities, including restricted securities sold in accordance with Rule 144A under the Securities Act of 1933 ("Rule 144A Securities") if, as a result, more than 50% of the Fund's total assets are invested in restricted securities, provided not more than 15% of the Fund's total assets are invested in illiquid securities.

     Securities may be resold pursuant to Rule 144A under certain circumstances only to qualified institutional buyers as defined in the rule, and the markets and trading practices for such securities are relatively new and still developing; depending on the development of such markets, Rule 144A Securities may be deemed to be liquid as determined by or in accordance with methods adopted by the Trustees. Under such methods the following factors are considered, among others: the frequency of trades and quotes for the security, the number of dealers and potential purchasers in the market, market making activity, and the nature of the security and marketplace trades. Investments in Rule 144A Securities could have the effect of increasing the level of a Fund's illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing such securities. Also, a Fund may be adversely impacted by the subjective valuation of such securities in the absence of a market for them. Restricted securities that are not resalable under Rule 144A may be subject to risks of illiquidity and subjective valuations to a greater degree than Rule 144A Securities.

OTHER INVESTMENT COMPANIES

     All Funds may invest in securities of other investment companies, such as closed-end management investment companies, hub and spoke (master/feeder) funds, fund of funds, or in pooled accounts or other similar investment vehicles. As a shareholder of an investment company, a Fund may indirectly bear fees and expenses in addition to the fees the Fund pays its service providers.

     The Funds may invest in investment companies issuing shares which are traded like traditional equity securities on a national stock exchange or the NASDAQ National Market System. Many exchange-traded securities represent ownership in a trust that has been established to accumulate and hold a portfolio of securities that is intended to track the performance of a securities market index. Certain indices tracked by exchange-traded funds are highly concentrated in one or a few industries or individual securities and, thus, may have higher price volatility than many broad-based stock indices. With most new exchange-traded funds, there is a risk that the overall liquidity of the secondary market for shares of those funds may fluctuate and the shares become illiquid.

MORTGAGE-RELATED SECURITIES

     The Core Fixed Income and Core Plus Fixed Income Funds (the "Fixed Income Funds") may invest in mortgage-related securities. Mortgage-related securities represent interests in pools of commercial or residential mortgage loans. Some mortgage-related securities provide a Fund with a flow-through of interest and principal payments as such payments are received with respect to the mortgages in the pool. Mortgage-related securities may be issued by U.S. Government agencies, instrumentalities or mixed-ownership corporations or sponsored enterprises, and the securities may or may not be supported by the credit of such entities. Mortgage-related securities may also be issued by private entities such as investment banking firms, insurance companies, mortgage bankers and home builders. An issuer may offer senior or subordinated securities backed by the same pool of mortgages. The senior securities have priority to the interest and/or principal payments on the mortgages in the pool; the subordinate securities have a lower priority with respect to such payments on the mortgages in the pool.

     Mortgage-related securities also include stripped securities which have been divided into separate interest and principal components. Holders of the interest components of mortgage related securities will receive payments of the interest only on the current face amount of the mortgages and holders of the principal components will receive payments of the principal on the mortgages. "Interest only" securities are known as IOs; "principal only" securities are known as POs.

     In the case of mortgage-related securities, the possibility of prepayment of the underlying mortgages which might be motivated, for instance, by declining interest rates, could lessen the potential for total return in mortgage-backed securities. When prepayments of mortgages occur during periods of declining interest rates, a Fund will have to reinvest the proceeds in instruments with lower effective interest rates.

     In the case of stripped securities, in periods of low interest rates and rapid mortgage prepayments, the value of IOs for mortgage-related securities can decrease significantly. There is no assurance that the market for IOs and POs will operate efficiently or provide liquidity in the future. Stripped securities are extremely volatile in certain interest rate environments.

INDEXED SECURITIES

     A Fund may purchase securities the value of which is indexed to interest rates, foreign currencies and various indices and financial indicators. These securities are generally short- to intermediate-term debt securities. The interest rates or values at maturity fluctuate with the index to which they are connected and may be more volatile than such index.

ASSET-BACKED SECURITIES

     The Fixed Income Funds may invest in asset-backed securities, which are securities that represent interests in pools of consumer loans such as credit card receivables, automobile loans and leases, leases on equipment such as computers, and other financial instruments. These securities provide a flow-through of interest and principal payments as payments are received on the loans or leases and may be supported by letters of credit or similar guarantees of payment by a financial institution.

FOREIGN INVESTMENTS

     All Funds may invest in securities of foreign issuers denominated in U.S. dollars. All Funds except the Core Fixed Income Fund may invest in securities denominated in foreign currencies issued or guaranteed by governments, governmental agencies and similar bodies, and supranational organizations, corporations, financial institutions, trusts, and other entities.

     Except as otherwise set forth in the Prospectus, the Funds generally invest in foreign securities based on the attractiveness of the issuer, the general economic climate, the interest rate environment, and the relative strength of the U.S. dollar and relevant currency. The securities of foreign governmental entities have various kinds of government support and include obligations issued or guaranteed by foreign governmental entities with taxing powers. These obligations may or may not be supported by the full faith and credit of a foreign government. The securities of foreign corporations are subject to many of the same business, industry and other fundamental variables that affect the creditworthiness of domestic corporations. All foreign securities, both governmental and nongovernmental, are also affected by the inter-relationships of interest rates in the U.S. and abroad and exchange rates among currencies.

     Supranational debt may be denominated in U.S. dollars, a foreign currency or a multi-national currently unit. Examples of supranational entities include the World Bank, the European Investment Bank, the Asian Development Bank and the Inter-American Development Bank. The governmental members, or "stockholders", usually make initial capital contributions to the supranational entity and in many cases are committed to make additional capital contributions if the supranational entity is unable to repay its borrowings.

     The Core Fixed Income and Core Plus Fixed Income Funds may also invest in "Yankee" bonds. Yankee bonds are bonds denominated in U.S. dollars and issued by foreign entities for sale in the United States. Yankee bonds are affected by interest rates in the U.S. and by the economic, political and other forces which impact the issuer locally.

     The Funds may invest without limitation in securities of non-U.S. issuers directly, or indirectly in the form of American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs").

     ADRs are receipts, typically issued by a U.S. bank or trust company, which evidence ownership of underlying securities issued by a foreign corporation or other entity. EDRs are receipts issued in Europe which evidence a similar ownership arrangement. GDRs are receipts issued in one country which also evidence a similar ownership arrangement. Generally, ADRs in registered form are designed for use in U.S. securities markets and EDRs are designed for use in European securities markets. GDRs are designed for use when the issuer is raising capital in more than one market simultaneously, such as the issuer's local market and the U.S., and have been used to overcome local selling restrictions to foreign investors. In addition, many GDRs are eligible for book-entry settlement through Cedel, Euroclear and DTC. The underlying securities are not always denominated in the same currency as the ADRs, EDRs or GDRs. Although investment in the form of ADRs, EDRs or GDRs facilitates trading in foreign securities, it does not mitigate all the risks associated with investing in foreign securities.

     ADRs are available through facilities which may be either "sponsored" or "unsponsored." In a sponsored arrangement, the foreign issuer establishes the facility, pays some or all of the depository's fees, and usually agrees to provide shareholder communications. In an unsponsored arrangement, the foreign issuer is not involved, and the ADR holders pay the fees of the depository. Sponsored ADRs are generally more advantageous to the ADR holders and the issuer than are unsponsored ADRs. More and higher fees are generally charged in an unsponsored program compared to a sponsored facility. Only sponsored ADRs may be listed on the New York or American Stock Exchanges. Unsponsored ADRs may prove to be more risky due to (a) the additional costs involved to the Fund; (b) the relative illiquidity of the issue in U.S. markets; and (c) the possibility of higher trading costs in the over-the-counter market as opposed to exchange based tradings. The Fund will take these and other risk considerations into account before making an investment in an unsponsored ADR.

     The risks associated with investments in foreign securities include those resulting from fluctuations in currency exchange rates, revaluation of currencies, future political and economic developments, including the risks of nationalization or expropriation, the possible imposition of currency exchange blockages, higher operating expenses, foreign withholding and other taxes which may reduce investment return, reduced availability of public information concerning issuers, the difficulties in obtaining and enforcing a judgment against a foreign issuer and the fact that foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to domestic issuers. Moreover, securities of many foreign issuers may be less liquid and their prices more volatile than those of securities of comparable domestic issuers.

     These risks are usually higher in less-developed countries. Such countries include countries that have an emerging stock market on which trade a small number of securities and/or countries with economies that are based on only a few industries. The Core Plus Fixed Income Fund, for example, may invest in the securities of issuers in countries with less developed economies.

CURRENCY TRANSACTIONS

     A Fund may engage in currency exchange transactions in order to protect against the effect of uncertain future exchange rates on securities denominated in foreign currencies. A Fund will conduct its currency exchange transactions either on a spot (i.e., cash) basis at the rate prevailing in the currency exchange market, or by entering into forward contracts to purchase or sell currencies. A Fund's dealings in forward currency contracts and other currency transactions such as futures contracts, options, options on futures contracts and swaps will be limited to hedging purposes, including transaction hedging and position hedging, and also cross-hedging (as described in the next paragraph). Transaction hedging is entering into a currency transaction with respect to specific assets or liabilities of a Fund, which will generally arise in connection with the purchase or sale of the Fund's portfolio securities or the receipt of income from them. Position hedging is entering into a currency transaction with respect to portfolio securities positions denominated or generally quoted in that currency. A Fund will not enter into a transaction to hedge currency exposure to an extent greater, after netting all transactions intended wholly or partially to offset other transactions, than the aggregate market value (at the time of entering into the transaction) of the securities held by the Fund that are denominated or generally quoted in or currently convertible into the currency, other than with respect to proxy hedging as described below.

     A Fund may cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to increase or decline in value relative to other currencies to which the Fund has or in which the Fund expects to have exposure. In most cases, the effect of cross-hedging is not to eliminate currency risk, but to change exposure from one currency to another. To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of its securities, a Fund may also engage in proxy hedging. Proxy hedging is often used when the currency to which a Fund's holdings are exposed is difficult to hedge generally or difficult to hedge against the dollar. Proxy hedging entails entering into a forward contract to sell a currency, the changes in the value of which are generally considered to be linked to a currency or currencies in which some or all of a Fund's securities are or are expected to be denominated, and to buy dollars. The amount of the contract would not exceed the market value of the Fund's securities denominated in linked currencies.

     A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are not commodities and are entered into in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. In entering a forward currency contract, a Fund is dependent upon the creditworthiness and good faith of the counterparty. A Fund attempts to reduce the risks of nonperformance by the counterparty by dealing only with established, reputable institutions. Although spot and forward contracts will be used primarily to protect a Fund from adverse currency movements, they also involve the risk that anticipated currency movements will not be accurately predicted, which may result in losses to the Fund. This method of protecting the value of a Fund's portfolio securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange that can be achieved at some future point in time. Although such contracts tend to minimize the risk of loss due to a decline in the value of hedged currency, they tend to limit any potential gain that might result should the value of such currency increase.

     Except for the Core Fixed Income Fund, the Funds may invest in securities denominated in multi-national currencies.

SECURITIES LENDING

     All Funds may lend portfolio securities with a value of up to 33 1/3% of its total assets. A Fund will receive cash or cash equivalents (e.g., U.S. Government obligations) as collateral in an amount equal to at least 100% of the current market value of any loaned securities plus accrued interest. Collateral received by a Fund will generally be held in the form tendered, although cash may be invested in unaffiliated mutual funds with quality short-term portfolios, securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities or certain unaffiliated mutual funds, repurchase agreements or other similar investments. The investing of cash collateral received from loaning portfolio securities involves leverage which magnifies the potential for gain or loss on monies invested and, therefore, results in an increase in the volatility of a Fund's outstanding securities. Such loans may be terminated at any time.

     A Fund may receive a lending fee and will retain rights to dividends, interest or other distributions, on the loaned securities. Voting rights pass with the lending, although a Fund may call loans to vote proxies if desired. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. Loans are made only to borrowers which are deemed by the Investment Manager or its agents to be of good financial standing.

SHORT-TERM TRADING

     All Funds may engage in short-term trading of securities and reserve full freedom with respect to portfolio turnover. In periods where there are rapid changes in economic conditions and security price levels or when reinvestment strategy changes significantly, portfolio turnover may be higher than during times of economic and market price stability or when investment strategy remains relatively constant. A Fund's portfolio turnover rate may involve greater transaction costs, relative to other funds in general, and may have tax and other consequences.

TEMPORARY DEFENSIVE INVESTMENTS

     As described in the Prospectus, each Fund may invest up to 100% of its total assets in cash or high-quality debt securities for temporary defensive purposes. A Fund may, but is not required to, adopt a temporary defensive position when, in the opinion of the Investment Manager, such a position is more likely to provide protection against adverse market conditions than adherence to the Fund's other investment policies. The types of high-quality instruments in which a Fund may invest for such purposes include money market securities, such as repurchase agreements, and securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, certificates of deposit, time deposits and bankers' acceptances of certain qualified financial institutions and corporate commercial paper, which at the time of purchase are rated at least within the "A" major rating category by Standard & Poor's Ratings Service ("S&P") or the "Prime" major rating category by Moody's Investor's Service, Inc. ("Moody's"), or, if not rated, issued by companies having an outstanding long-term unsecured debt issued rated at least within the "A" category by S&P or Moody's.

INDUSTRY AND SECTOR CLASSIFICATIONS

     In determining how much of a Fund's portfolio is invested in a given industry or sector, the following industry classifications are currently used. Industry classifications are subject to change from time to time. Securities issued or guaranteed as to principal or interest by the U.S. Government or its agencies or instrumentalities or mixed-ownership Government corporations or sponsored enterprises (including repurchase agreements involving U.S. Government securities to the extent excludable under relevant regulatory interpretations) are excluded. Securities issued by foreign governments are also excluded. Companies engaged in the business of financing may be classified according to the industries of their parent or sponsor companies, or industries that otherwise most affect such financing companies. Issuers of asset-backed pools will be classified as separate industries based on the nature of the underlying assets, such as mortgages and credit card receivables. "Asset-backed-Mortgages" includes private pools of nongovernment-backed mortgages.

EQUITY SECURITIES CLASSIFICATIONS:

AUTOS & TRANSPORTATION
Air Transport
Auto Parts
Automobiles
Miscellaneous
Transportation
Railroad Equipment
Railroads
Recreational Vehicles & Boats
Tires & Rubber
Truckers

CONSUMER DISCRETIONARY
Advertising Agencies
Casino/Gambling, Hotel/Motel
Commercial Services
Communication, Media & Entertainment
Consumer Electronics
Consumer Products
Consumer Services
Household Furnishings
Leisure Time
Photography
Printing & Publishing
Restaurants Retail
Shoes
Textile Apparel Manufacturers
Toys

CONSUMER STAPLES
Beverages
Drug & Grocery Store Chains
Foods
Household Products
Tobacco

FINANCIAL SERVICES
Banks & Savings and Loans
Financial Data Processing Services & Systems
Insurance
Miscellaneous Financial
Real Estate Investment Trusts
Rental & Leasing Services: Commercial
Securities Brokerage & Services

HEALTH CARE
Drugs & Biotechnology
Health Care Facilities
Health Care Services
Hospital Supply
Service Miscellaneous

INTEGRATED OILS
Oil: Integrated Domestic
Oil: Integrated International

MATERIALS & PROCESSING

Agriculture
Building & Construction
Chemicals
Containers & Packaging
Diversified Manufacturing
Engineering & Contracting Serv.
Fertilizers
Forest Products
Gold & Precious Metals
Miscellaneous Materials & Processing
Non-Ferrous Metals
Office Supplies
Paper and Forest Products
Real Estate & Construction
Steel
Textile Products

OTHER
Trust Certificates--Government Related
Lending
Asset-backed--Mortgages
Asset-backed--Credit Card Receivables
Asset-backed--Manufacturing & Housing
Asset-backed--Home Equity
Asset-backed--Commercial
Asset-backed--Other

OTHER ENERGY
Gas Pipelines
Miscellaneous Energy
Offshore Drilling
Oil and Gas Producers
Oil Well Equipment & Services

PRODUCER DURABLES
Aerospace
Electrical Equipment & Components
Electronics: Industrial
Homebuilding
Industrial Products
Machine Tools
Machinery
Miscellaneous Equipment
Miscellaneous Producer Durables
Office Furniture & Business Equipment
Pollution Control and Environmental Services
Production Technology Equipment
Telecommunications Equipment

TECHNOLOGY
Communications Technology
Computer Software
Computer Technology
Electronics
Electronics: Semi-Conductors/Components
Miscellaneous Technology

UTILITIES
Miscellaneous Utilities
Utilities: Cable TV & Radio
Utilities: Electrical
Utilities: Gas distribution
Utilities: Telecommunications
Utilities: Water

FIXED INCOME SECURITIES CLASSIFICATIONS:

AEROSPACE
Aerospace/Defense
Airlines

ASSET BACKED SECURITIES
Auto
Cards
Dealer
Equipment
Home Equity
Manufactured Housing
Other
Rate Reduction
Recreational

CHEMICALS
Commodity & Fertilizer
Specialty Chemicals

CONSUMER PRODUCTS
Consumer Durables
Consumer Non-Durables

CORPORATE
Financial
Industrial
Utility
Yankee

EMERGING MARKETS
Asia
EAME
Latin America

ENERGY
Exploration & Production
Refining
Service & Equipment
Other Energy

FINANCIAL

FOOD AND DRUG

FOOD/TOBACCO
Beverages & Bottling
Food/Tobacco Producers
Restaurants

FOREST PRODUCTS/CONTAINERS
Packaging
Paper

GAMING/LEISURE
Gaming
Leisure/Other

GOVERNMENT
Agency/GSE
Strip
TIPS
Treasury

HEALTHCARE
Acute Care
Alternative Site Services
Medical Products

HOUSING
Building Materials
Real Estate Development

HOUSING
Building Materials
Real Estate Development

INFORMATION TECHNOLOGY

MANUFACTURING

MEDIA/TELECOM
Broadcasting
Cable/Wireless Video
Diversified Media
Telecommunications
Wireless Communications

METALS/MINERALS
Steel
Other Services

MORTGAGE
CMO
Commercial Loan
Pass Thru
Project Loan
Whole Loan

MUNICIPAL
Escrowed to Maturity
General Obligation Bond
Notes
Pre-Refunded Bonds
Revenue Bonds
Variable Rate Daily

NON-DOLLAR
Commingled Funds
Dollar Bloc
Euro Bloc - EMU In
Euro Bloc - EMU Out
Non Dollar
Yen Bloc

RETAIL

SERVICE
Environmental Services
Other Services

TRANSPORTATION
Automotive
Land Transportation
Shipping

UTILITY

                              DEBT INSTRUMENTS AND
                           PERMITTED CASH INVESTMENTS

     The Fixed Income Funds, and in certain circumstances the Equity Funds, may invest in debt securities to the extent described in the Prospectus and in other sections of this Statement of Additional Information. Certain investment practices in which the Funds may engage, and certain debt securities and money market instruments in which the Funds may invest, are described below.

MANAGING VOLATILITY- FIXED INCOME FUNDS

     In administering the Core Fixed Income and Core Plus Fixed Income Funds' investments, the Investment Manager generally attempts to maintain volatility within targeted ranges by managing the duration and weighted average maturity of each Fund's bond position.

     Duration is an indicator of the expected volatility of a bond position in response to changes in interest rates. In calculating duration, a Fund measures the average time required to receive all cash flows associated with those debt securities -- representing payments of principal and interest -- by considering the timing, frequency and amount of payment expected from each portfolio debt security. The higher the duration, the greater the gains and losses when interest rates change. Duration generally is a more accurate measure of potential volatility with a portfolio composed of high-quality debt securities, such as U.S. government securities, municipal securities and high-grade U.S. corporate bonds, than with lower-grade securities.

     The Investment Manager may use several methods to manage the duration of a Fund's bond positions in order to increase or decrease its exposure to changes in interest rates. First, the Investment Manager may adjust duration by adjusting the mix of debt securities held by the Fund. For example, if the Investment Manager intends to shorten duration, it may sell debt instruments that individually have a long duration and purchase other debt instruments that individually have a shorter duration. Among the factors that will affect a debt security's duration are the length of time to maturity, the timing of interest and principal payments, and whether the terms of the security give the issuer of the security the right to call the security prior to maturity. Second, the Investment Manager may adjust bond duration using derivative transactions, especially with interest rate futures and options contracts. For example, if the Investment Manager wants to lengthen the duration of a Fund's bond position, it could purchase interest rate futures contracts instead of buying longer-term bonds or selling shorter-term bonds. Similarly, during periods of lower interest rate volatility, the Investment Manager may use a technique to extend duration in the event rates rise by writing an out-of-the-money put option and receiving premium income with the expectation that the option could be exercised. In managing duration, the use of such derivatives may be faster and more efficient than trading specific portfolio securities.

U.S. GOVERNMENT AND RELATED SECURITIES

     U.S. Government securities are securities which are issued or guaranteed as to principal or interest by the U.S. Government, a U.S. Government agency or instrumentality, or certain mixed-ownership U.S. Government corporations or sponsored enterprises as described herein. The U.S. Government securities in which the Funds may invest include, among others:

            - direct obligations of the U.S. Treasury, i.e., U.S. Treasury bills, notes, certificates and bonds;

            - obligations of U.S. Government agencies or instrumentalities such as the Federal Home Loan Banks, the Federal Farm Credit Banks, the Federal National Mortgage Association, the Government National Mortgage Association and the Federal Home Loan Mortgage Corporation; and

            - obligations of mixed-ownership Government corporations such as Resolution Funding Corporation.

     U.S. Government securities which a Fund may buy are backed in a variety of ways by the U.S. Government, its agencies or instrumentalities. Some of these obligations, such as Government National Mortgage Association mortgage-backed securities, are backed by the full faith and credit of the U.S. Treasury. Other obligations, such as those of the Federal National Mortgage Association, are backed by the discretionary authority of the U.S. Government to purchase certain obligations of agencies or instrumentalities, although the U.S. Government has no legal obligation to do so. Obligations such as those of the Federal Home Loan Bank, the Federal Farm Credit Bank, the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation are backed by the credit of the agency or instrumentality issuing the obligations. Certain obligations of Resolution Funding Corporation, a mixed-ownership Government corporation, are backed with respect to interest payments by the U.S. Treasury, and with respect to principal payments by U.S. Treasury obligations held in a segregated account with a Federal Reserve Bank. Except for certain mortgage-related securities, a Fund will only invest in obligations issued by mixed-ownership Government corporations where such securities are guaranteed as to payment of principal or interest by the U.S. Government or a U.S. Government agency or instrumentality, and any unguaranteed principal or interest is otherwise supported by U.S. Government obligations held in a segregated account.

     U.S. Government securities may be acquired by a Fund in the form of separately traded principal and interest components of securities issued or guaranteed by the U.S. Treasury. The principal and interest components of selected securities are traded independently under the Separate Trading of Registered Interest and Principal of Securities ("STRIPS") program. Under the STRIPS program, the principal and interest components are individually numbered and separately issued by the U.S. Treasury at the request of depository financial institutions, which then trade the component parts independently. Obligations of Resolution Funding Corporation are similarly divided into principal and interest components and maintained as such on the book entry records of the Federal Reserve Banks.

     In addition, a Fund may invest in custodial receipts that evidence ownership of future interest payments, principal payments or both on certain U.S. Treasury notes or bonds in connection with programs sponsored by banks and brokerage firms. Such notes and bonds are held in custody by a bank on behalf of the owners of the receipts. These custodial receipts are known by various names, including "Treasury Receipts" ("TRs"), "Treasury Investment Growth Receipts" ("TIGRs") and "Certificates of Accrual on Treasury Securities" ("CATS"), and may not be deemed U.S. Government securities.

     A Fund may also invest from time to time in collective investment vehicles, the assets of which consist principally of U.S. Government securities or other assets substantially collateralized or supported by such securities, such as Government trust certificates.

BANK MONEY INVESTMENTS

     Bank money investments include, but are not limited to, certificates of deposit, bankers' acceptances and time deposits. Certificates of deposit are generally short-term (i.e., less than one year), interest-bearing negotiable certificates issued by commercial banks or savings and loan associations against funds deposited in the issuing institution. A banker's acceptance is a time draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction (to finance the import, export, transfer or storage of goods). A banker's acceptance may be obtained from a domestic or foreign bank, including a U.S. branch or agency of a foreign bank. The borrower is liable for payment as well as the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Most acceptances have maturities of six months or less and are traded in secondary markets prior to maturity. Time deposits are nonnegotiable deposits for a fixed period of time at a stated interest rate. A Fund will not invest in any such bank money investment unless the investment is issued by a U.S. bank that is a member of the Federal Deposit Insurance Corporation ("FDIC"), including any foreign branch thereof, a U.S. branch or agency of a foreign bank, a foreign branch of a foreign bank, or a savings bank or savings and loan association that is a member of the FDIC and which at the date of investment has capital, surplus and undivided profits (as of the date of its most recently published financial statements) in excess of $50 million. A Fund will not invest in time deposits maturing in more than seven days and will not invest more than 15% of its total assets in time deposits maturing in two to seven days.

     U.S. branches and agencies of foreign banks are offices of foreign banks and are not separately incorporated entities. They are chartered and regulated either federally or under state law. U.S. federal branches or agencies of foreign banks are chartered and regulated by the Comptroller of the Currency, while state branches and agencies are chartered and regulated by authorities of the respective states or the District of Columbia. U.S. branches of foreign banks may accept deposits and thus are eligible for FDIC insurance; however, not all such branches elect FDIC insurance. Unlike U.S. branches of foreign banks, U.S. agencies of foreign banks may not accept deposits and thus are not eligible for FDIC insurance. Both branches and agencies can maintain credit balances, which are funds received by the office incidental to or arising out of the exercise of their banking powers and can exercise other commercial functions, such as lending activities.

CAPITAL SECURITIES

     The Fixed Income Funds may invest in capital securities, which are securities issued by a trust having as its only assets junior subordinated debentures of a corporation, typically a bank holding company. This structure provides tax advantages to a bank holding company while generally providing investors, such as the Funds, a higher yield than is offered by investing directly in a bank holding company's subordinated debt.

SHORT-TERM CORPORATE DEBT INSTRUMENTS

     Short-term corporate debt instruments include commercial paper to finance short-term credit needs (i.e., short-term, unsecured promissory notes) issued by, among others, (a) corporations and (b) domestic or foreign bank holding companies or their subsidiaries or affiliates where the debt instrument is guaranteed by the bank holding company or an affiliated bank or where the bank holding company or the affiliated bank is unconditionally liable for the debt instrument. Commercial paper is usually sold on a discounted basis and has a maturity at the time of issuance not exceeding nine months.

LOWER RATED DEBT SECURITIES

     The Core Plus Fund may invest in lower quality debt securities not rated above the BB major rating category by S&P or above the Ba major rating category by Moody's, or above similar levels by other rating agencies, or debt securities that are unrated but considered by the Investment Manager to be of equivalent investment quality to comparable rated securities. Such securities generally involve more credit risk than higher rated securities and are considered by S&P and Moody's to be predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. Further, such securities may be subject to greater market fluctuations and risk of loss of income and principal than lower yielding, higher rated debt securities. Risks of lower quality debt securities include (i) limited liquidity and secondary market support, (ii) substantial market price volatility resulting from changes in prevailing interest rates and/or investor perception, (iii) subordination to the prior claims of banks and other senior lenders, (iv) the operation of mandatory sinking fund or call/redemption provisions during periods of declining interest rates when the fund may be required to reinvest premature redemption proceeds in lower yielding portfolio securities; (v) the possibility that earnings of the issuer may be insufficient to meet its debt service; and (vi) the issuer's low creditworthiness and potential for insolvency during periods of rising interest rates and economic downturn. For further information concerning the ratings of debt securities, see "Certain Securities Ratings" below.

ZERO (OR STEP) COUPON SECURITIES

     The Fixed Income Funds may invest in zero and step coupon securities. Zero (or step) coupon securities are debt securities that may pay no interest for all or a portion of their life but are purchased at a discount to face value at maturity. Their return consists of the amortization of the discount between their purchase price and their maturity value, plus, in the case of a step coupon, any fixed rate interest income. Zero coupon securities pay no interest to holders prior to maturity even though interest on these securities is reported as income to the Fund. The Fund will be required to distribute all or substantially all of such amounts annually to its shareholders. These distributions may cause the Fund to liquidate portfolio assets in order to make such distributions at a time when the Fund may have otherwise chosen not to sell such securities. The market value of such securities may be more volatile than that of securities which pay interest at regular intervals.

MASTER LOAN PARTICIPATION AGREEMENTS

     The Fixed Income Funds may invest in loan participations. These investments represent interests in floating or variable rate loans to foreign countries, corporations or other entities. Loan participations will generally be acquired by the Fixed Income Funds from a lender, usually a bank or other similar financial services entity. The underlying loans may pay interest at rates which are periodically redetermined on the basis of a base lending rate plus a premium. These base lending rates are generally the Prime Rate offered by a major U.S. bank, the London InterBank Offered Rate or other base rates used by commercial lenders.

     The Fixed Income Funds may invest in loans which are not secured by any collateral. Uncollateralized loans pose a greater risk of nonpayment of interest or loss of principal than do collateralized loans. Interest and principal payments on these loan participations may be reduced, deferred, suspended or eliminated. While loan participations generally trade at par value, the Funds will also be able to acquire loan participations that sell at a discount because of the borrower's credit standing.

     The loan participations generally are not rated by nationally recognized statistical rating organizations. Participation interests generally are not listed on any national securities exchange and no regular market has developed for such interests. The loans may be subject to restrictions on resale and any secondary purchases and sales generally are conducted in private transactions.

     When acquiring a loan participation, the Funds will have a contractual relationship only with the lender, not with the borrower. The Funds have the right to receive payments of principal and interest only from the lender selling the loan participation and only upon receipt by such lender of such payments from the borrower. As a result, the Funds may assume the credit risk of both the borrower and the lender selling the loan participation.

CERTAIN SECURITIES RATINGS

     COMMERCIAL PAPER RATINGS

     Commercial paper investments at the time of purchase will be rated within the "A" major rating category by S&P, within the "Prime" major rating category by Moody's, within comparable categories of other rating agencies or considered to be of comparable quality by the Investment Manager, or, if not rated, issued by companies having an outstanding long-term unsecured debt issue rated at least within the "A" category by S&P, by Moody's, within comparable categories of other rating agencies or considered to be of comparable quality by the Investment Manager. The money market investments in corporate bonds and debentures (which must have maturities at the date of settlement of one year or less) must be rated at the time of purchase at least within the "A" category by S&P, within the "Prime" category by Moody's, within comparable categories of other rating agencies or considered to be of comparable quality by the Investment Manager.

     Commercial paper rated within the "A" category (highest quality) by S&P is issued by entities which have liquidity ratios which are adequate to meet cash requirements. Long-term senior debt is rated within the "A" category or better, although in some cases credits within the "BBB" category may be allowed. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established and the issuer has a strong position within the industry. The reliability and quality of management are unquestioned. The relative strength or weakness of the above factors determines whether the issuer's commercial paper is rated A-1, A-2 or A-3. (Those A-1 issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign: A-1+.)

     The rating "Prime" is the highest commercial paper rating category assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following: evaluation of the management of the issuer; economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; evaluation of the issuer's products in relation to competition and customer acceptance; liquidity; amount and quality of long-term debt; trend of earnings over a period of 10 years; financial management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. These factors are all considered in determining whether the commercial paper is rated Prime-1, Prime-2 or Prime-3.

     RATING CATEGORIES OF DEBT SECURITIES

     Set forth below is a description of S&P corporate bond and debenture rating categories:

     AAA: An obligation rated within the AAA category has the highest rating assigned by S&P. Capacity to meet the financial commitment on the obligation is extremely strong.

     AA: An obligation rated within the AA category differs from the highest rated obligation only in small degree. Capacity to meet the financial obligation is very strong.

     A: An obligation rated within the A category is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories. However, capacity to meet the financial commitment on the obligation is still strong.

     BBB: An obligation rated within the BBB category exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to meet the financial commitment on the obligation.

     Obligations rated within the BB, B, CCC, CC and C categories are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

     BB: An obligation rated within the BB category is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet the financial commitment on the obligation. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.

     B: An obligation rated within the B category is more vulnerable to nonpayment than obligations rated within the BB category, but currently has the capacity to meet the financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair capacity or willingness to meet the financial commitment on the obligation. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

     CCC: An obligation rated within the CCC category is vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions to meet the financial commitment on the obligation. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to meet the financial commitment on the obligation.

     CC: An obligation rated within the CC category is currently highly vulnerable to nonpayment.

     C: The C rating may be used to cover a situation where a bankruptcy petition has been filed, but payments on this obligation are being continued.

     D: An obligation rated within the D category is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

     Plus (+) or Minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

     S&P may attach the "r" symbol to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risks-such as interest only (IO) and principal only (PO) mortgage securities; and obligations with unusually risky terms, such as inverse floaters.

     Set forth below is a description of Moody's corporate bond and debenture rating categories:

     Aaa: Bonds which are rated within the Aaa category are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa: Bonds which are rated within the Aa category are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

     A: Bonds which are rated within the A category possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa: Bonds which are rated within the Baa category are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba: Bonds which are rated within the Ba category are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B: Bonds which are rated within the B category generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Caa: Bonds which are rated within the Caa category are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     Ca: Bonds which are rated within the Ca category represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     C: Bonds which are rated within the C category are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     1, 2 or 3: The ratings from Aa through B may be modified by the addition of a numeral indicating a bond's rank within its rating category.

                                     SHARES

     The Trustees have currently authorized shares of each Fund to be issued in one class, common shares. The Trustees may authorize additional classes or terminate existing classes, without shareholder approval, in the future.

     Each share of a Fund represents an identical legal interest in the same portfolio of investments of a Fund, has the same rights and is identical in all respects. If the Trustees were to authorize the creation of additional classes of shares, it is likely that the different expenses borne by each class will result in different net asset values and dividends, although the legal rights of holders of each class would be identical. Each share of a Fund has equal dividend, redemption and liquidation rights with other shares of the Fund and, when issued, is fully paid and nonassessable by the Fund.

     Shareholder rights granted under the Agreement and Declaration of Trust may be modified by the Trustees, provided, however, that the Agreement and Declaration of Trust may not be amended if such amendment (a) repeals the limitations on personal liability of any shareholder, or repeals the prohibition of assessment upon the shareholders, without the express consent of each shareholder involved or (b) materially adversely modifies any shareholder right without the consent of the holders of a majority of the outstanding shares entitled to vote. Under the Agreement and Declaration of Trust, the Trustees may reorganize, merge or liquidate a Fund without prior shareholder approval and subject to compliance with applicable law. On any matter submitted to the shareholders of a Fund, the holder of a Fund share is entitled to one vote per share (with proportionate voting for fractional shares) regardless of the relative net asset value thereof. Except as provided by law, the Trustees may otherwise modify the rights of shareholders at any time.

     Under the Agreement and Declaration of Trust, no annual or regular meeting of shareholders is required. Thus, there ordinarily will be no shareholder meetings unless required by Investment Company Act of 1940, as amended (the "1940 Act"). Except as otherwise provided under the 1940 Act, the Board of Trustees will be a self-perpetuating body until fewer than two-thirds of the Trustees serving as such are Trustees who were elected by shareholders of the Trust. In the event less than a majority of the Trustees serving as such were elected by shareholders of the Trust, a meeting of shareholders will be called to elect Trustees. Under the Agreement and Declaration of Trust, any Trustee may be removed by vote of two-thirds of the outstanding Trust shares. In connection with such meetings called by shareholders, shareholders will be assisted in shareholder communications to the extent required by applicable law.

     Under Massachusetts law, the shareholders of the Trust could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Agreement and Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and provides for indemnification for all losses and expenses of any shareholder of a Fund held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund would be unable to meet its obligations. The Investment Manager believes that, in view of the above, the risk of personal liability to shareholders is remote.

     Prior to December 17, 2001 each Fixed Income Fund and the Large Cap Growth Fund offered multiple classes of shares. Effective December 17, 2001, the Trustees determined to consolidate all currently existing classes of shares of each Fixed Income Fund into Class IV Shares (simultaneously redesignated as "Common Shares"). Effective December 17, 2001, the Trustees also determined to consolidate all currently existing classes of shares of the Large Cap Growth Fund into Class III Shares (simultaneously redesignated as "Common Shares").

               THE BOARD OF TRUSTEES, OFFICERS AND FUND OWNERSHIP

     The Board of Trustees is responsible for supervising the operation of the funds. It establishes the funds' major policies, reviews investments, and provides guidance to the Investment Manager and others who provide services to the funds.

     The Audit Committee of the Board of Trustees held two meetings during the most recently completed fiscal year. The present members of the Audit Committee are Steve A. Garban, Dean O. Morton, Michael S. Scott Morton and James M. Storey. The duties of this Committee include meeting with representatives of the Trust's independent accountants both to review the range of the accountants' activities and to discuss the Trust's system of internal controls. Thereafter, the Committee reports to the Board on the Committee's findings and recommendations concerning internal accounting matters as well as its recommendation for retention or dismissal of the auditing firm.

     The Governance Committee of the Board of Trustees did not meet during the most recently completed fiscal year. The present members of the Governance Committee of the Board of Trustees are Steve A. Garban, Dean O. Morton, Toby Rosenblatt and Michael S. Scott Morton. The duties of this Committee include consideration of recommendations respecting attendance, frequency of meetings, compensation and similar matters. The Governance Committee will consider nominees recommended by shareholders; shareholders may submit recommendations to the attention of the Secretary of the Trust, One Financial Center, 30th Floor, Boston, Massachusetts 02111.

     The Valuation Committee of the Board of Trustees did not meet during the most recently completed fiscal year. The present members of the Valuation Committee are Steve A. Garban and Michael S. Scott Morton. The duties of this Committee are: to establish broad policies respecting Fund investments in restricted securities and the valuation of securities; to approve the proposed acquisition of certain securities; and to approve the valuation method of investments for which reliable market valuations are not available to the Investment Manager. An internal valuation committee of the Investment Manager, which meets on a regular basis to discuss liquidity and valuation issues, is subject to oversight by the Valuation Committee. At each regularly scheduled meeting of the full Board any valuation methodology approved by the Valuation Committee is submitted for approval.

     The Trustees and principal officers of the Trust are identified below, together with biographical information.

                                                                                          NUMBER OF FUNDS            OTHER
                          POSITION(S)    TERM OF OFFICE                                   IN FUND COMPLEX        DIRECTORSHIPS
     NAME, ADDRESS            HELD        AND LENGTH OF      PRINCIPAL OCCUPATIONS         OVERSEEN BY              HELD BY
      AND AGE(a)           WITH FUND     TIME SERVED(b)       DURING PAST 5 YEARS       TRUSTEE/OFFICER(c)      TRUSTEE/OFFICER
-----------------------   -----------   ----------------   ---------------------------  -------------------   --------------------
INDEPENDENT TRUSTEES

Bruce R. Bond (57)        Trustee       Since 2002         Retired; formerly,                   19            Ceridian Corporation
                                                           Chairman of the Board,
                                                           Chief Executive Officer
                                                           and President, PictureTel
                                                           Corporation (video
                                                           conferencing systems)

Steve A. Garban (65)      Trustee       Since 2002         Retired; formerly, Senior            55            Metropolitan Series
                                                           Vice President for                                 Fund, Inc.(d)
                                                           Finance and Operations
                                                           and Treasurer,
                                                           The Pennsylvania State
                                                           University

Dean O. Morton (71)       Trustee       Since 2002         Retired; formerly,                   55            The Clorox Company;
                                                           Executive Vice President,                          KLA-Tencor
                                                           Chief Operating Officer                            Corporation;
                                                           and Director,                                      BEA Systems, Inc.;
                                                           Hewlett-Packard Company                            Cepheid; Pharsight
                                                           (computer manufacturer)                            Corporation and
                                                                                                              Metropolitan Series
                                                                                                              Fund, Inc.(d)

Susan M. Phillips (58)    Trustee       Since 2002         Dean, School of Business             19            None
                                                           and Public Management,
                                                           George Washington
                                                           University; formerly, a
                                                           member of the Board of
                                                           Governors of the Federal
                                                           Reserve System and
                                                           Chairman and Commissioner
                                                           of the Commodity Futures
                                                           Trading Commission.

Toby Rosenblatt (64)      Trustee       Since 2002         President, Founders                  55            A. P. PHARMA, Inc.;
                                                           Investments Ltd.                                   and Metropolitan
                                                           (investments); formerly,                           Series Fund, Inc.(d)
                                                           President, The Glen Ellen
                                                           Company (private
                                                           investment firm)

                                                                                          NUMBER OF FUNDS            OTHER
                          POSITION(S)    TERM OF OFFICE                                   IN FUND COMPLEX        DIRECTORSHIPS
     NAME, ADDRESS            HELD        AND LENGTH OF      PRINCIPAL OCCUPATIONS          OVERSEEN BY             HELD BY
      AND AGE(a)           WITH FUND     TIME SERVED(b)       DURING PAST 5 YEARS       TRUSTEE/OFFICER(c)      TRUSTEE/OFFICER
-----------------------   -----------   ----------------   ---------------------------  -------------------   --------------------
Michael S. Scott Morton   Trustee       Since 2002         Jay W. Forrester                     55            Metropolitan Series
(65)                                                       Professor of Management,                           Fund, Inc.(d)
                                                           Sloan School of
                                                           Management, Massachusetts
                                                           Institute of Technology

James M. Storey (72)      Trustee       Since 1999         Attorney; formerly,                  19            SEI Investments
                                                           Partner, Dechert (law firm)                        Funds (consisting
                                                                                                              of 104 portfolios);
                                                                                                              The Massachusetts
                                                                                                              Health & Education
                                                                                                              Tax-Exempt Trust

INTERESTED TRUSTEE

Richard S. Davis (57)     Trustee       Since 2000         Chairman of the Board,               19            None
                                                           President and Chief
                                                           Executive Officer of State
                                                           Street Research &
                                                           Management Company;
                                                           formerly, Senior Vice
                                                           President, Fixed Income
                                                           Investments, Metropolitan
                                                           Life Insurance Company

OFFICERS

Christopher C. Abbott     Vice          Since 2001         Managing Director of State            4            None
(46)                      President                        Street Research &
                                                           Management Company;
                                                           formerly, Executive Vice
                                                           President, State Street
                                                           Research & Management
                                                           Company; Senior Managing
                                                           Director, Pioneer
                                                           Investments, and Northeast
                                                           Team Leader, Institutional
                                                           Management Group, Putnam
                                                           Investments

                                                                                          NUMBER OF FUNDS           OTHER
                          POSITION(S)    TERM OF OFFICE                                   IN FUND COMPLEX       DIRECTORSHIPS
     NAME, ADDRESS            HELD        AND LENGTH OF      PRINCIPAL OCCUPATIONS         OVERSEEN BY             HELD BY
      AND AGE(a)           WITH FUND     TIME SERVED(b)       DURING PAST 5 YEARS       TRUSTEE/OFFICER(c)     TRUSTEE/OFFICER
-----------------------   -----------   ----------------   ---------------------------  -------------------   --------------------
Maureen Depp (49)         Vice          Since 2001         Managing Director of State            6                   None
                          President                        Street Research &
                                                           Management Company;
                                                           formerly, Senior Vice
                                                           President and Vice
                                                           President of State Street
                                                           Research & Management
                                                           Company; and analyst,
                                                           Wellington Management

Donald G. DeVeuve (46)    Vice          Since 2001         Senior Vice President of              8                   None
                          President                        State Street Research &
                                                           Management Company;
                                                           formerly, Vice President,
                                                           State Street Research &
                                                           Management Company

Rosalina Feliciano (39)   Vice          Since 2001         Senior Vice President of              8                   None
                          President                        State Street Research &
                                                           Management Company;
                                                           formerly, Vice President,
                                                           State Street Research &
                                                           Management Company

Evan S. Grace (33)        Vice          Since 2001         Vice President of State               7                   None
                          President                        Street Research &
                                                           Management Company

Knut Langholm (43)        Vice          Since 2000         Senior Vice President of              4                   None
                          President                        State Street Research &
                                                           Management Company;
                                                           formerly, Vice President
                                                           State Street Research &
                                                           Management Company

John S. Lombardo (48)     Vice          Since 2001         Managing Director and                19                   None
                          President                        Chief Financial Officer of
                                                           State Street Research &
                                                           Management Company;
                                                           formerly, Executive Vice
                                                           President, State Street
                                                           Research & Management
                                                           Company; and Senior Vice
                                                           President, Product and
                                                           Financial Management,
                                                           MetLife Auto & Home

Jeffrey A. Rawlins (41)   Vice          Since 1999         Managing Director of State            4                   None
                          President                        Street Research &
                                                           Management Company;
                                                           formerly, Senior Vice
                                                           President, State Street
                                                           Research & Management
                                                           Company

                                                                                          NUMBER OF FUNDS           OTHER
                          POSITION(S)    TERM OF OFFICE                                   IN FUND COMPLEX       DIRECTORSHIPS
     NAME, ADDRESS            HELD        AND LENGTH OF      PRINCIPAL OCCUPATIONS         OVERSEEN BY             HELD BY
      AND AGE(a)           WITH FUND     TIME SERVED(b)       DURING PAST 5 YEARS       TRUSTEE/OFFICER(c)      TRUSTEE/OFFICER
-----------------------   -----------   ----------------   ---------------------------  -------------------   --------------------
Dan Strelow (44)          Vice          Since 2001         Managing Director of State           11                   None
                          President                        Street Research &
                                                           Management Company;
                                                           formerly, Executive Vice
                                                           President and Senior Vice
                                                           President, State Street
                                                           Research & Management
                                                           Company

Elizabeth M. Westvold     Vice          Since 1999         Managing Director of State            6                   None
(42)                      President                        Street Research &
                                                           Management Company;
                                                           formerly, Senior Vice
                                                           President, State Street
                                                           Research & Management
                                                           Company

Douglas A. Romich (46)    Treasurer     Since 2001         Senior Vice President and            19                   None
                                                           Treasurer of State Street
                                                           Research & Management
                                                           Company; formerly, Vice
                                                           President and Assistant
                                                           Treasurer of State Street
                                                           Research & Management
                                                           Company

Francis J. McNamara,      Secretary     Since 1999         Managing Director, General           19                   None
III (47)                                                   Counsel and Secretary of
                                                           State Street Research &
                                                           Management Company;
                                                           formerly, Executive Vice
                                                           President of State Street
                                                           Research & Management
                                                           Company

(a) The address of each person is c/o State Street Research & Management Company, One Financial Center, Boston, MA 02111-2690.

(b) A Trustee serves until he or she retires, resigns or is removed as provided in the master trust agreement of the Trust. The Trust has adopted a mandatory retirement age of 72. Each officer holds office until he or she resigns, is removed or a successor is elected.

(c) Includes all series of 9 investment companies for which State Street Research & Management Company has served as sole investment adviser and all series of Metropolitan Series Fund, Inc. The primary adviser to Metropolitan Series Fund, Inc. is MetLife Advisers, LLC, which has retained State Street Research & Management Company as sub-adviser to certain series of Metropolitan Series Fund, Inc.

(d) Serves as Director of Metropolitan Series Fund, Inc., an investment company comprising 36 separate portfolios.

PRINCIPAL HOLDERS OF SECURITIES

     The following persons or entities were the record and/or beneficial owners of the following approximate percentages of the Funds' outstanding shares. All information is as of April 30, 2003.

INSTITUTIONAL CORE FIXED INCOME FUND

HOLDER                                                     % OF FUND
------                                                     ---------
Essex-Regional Retirement System                               57.3%
Fidelity Management Trust Company c/f                          40.1%
 Toyota Motor Sales USA, Inc.

INSTITUTIONAL CORE PLUS FIXED INCOME FUND

HOLDER                                                     % OF FUND
------                                                     ---------
Winter Park Health Foundation                                  47.4%
True North Communications, Inc.                                20.4%
Westfield Contributory Retirement System                       32.5%

INSTITUTIONAL LARGE CAP ANALYST FUND

HOLDER                                                     % OF FUND
------                                                     ---------
Metropolitan Life Insurance Company                            69.7%
Newport Net Performance, LLC                                   30.4%

INSTITUTIONAL LARGE CAP GROWTH FUND

HOLDER                                                     % OF FUND
------                                                     ---------
Metropolitan Life Insurance Company                            19.7%
Wellesley Retirement System                                    80.4%

The full name and address of the above persons or institutions are:

Essex Regional Retirement System(2)
491 Maple Street, Ste. 202
Danvers, MA 01923

Metropolitan Life Insurance Company(1)
4100 Boyscout Boulevard
Tampa, FL 33607

Fidelity Management Trust Company(2)
c/f Toyota Motor Sales USA Inc.
Savings Plan Trust
82 Devonshire Street
Boston, MA 02109-3605

Winter Park Health Foundation, Inc.(2)
1870 Aloma Avenue, Suite 200
Winter Park, FL 32789-4000

True North Communications, Inc.(2)
13801 FNB Parkway
Omaha, NE 68124

Westfield Contributory Retirement Systems(2)
P.O. Box 106
Westfield, MA 01086

Newport Net Performance LLC(2)
10 Lyle Ave
Clayton, MD 63105

Wellesley Retirement System(2)
525 Washington Street
Wellesley, MA 02482-5918

----------
     (1) Metropolitan Life Insurance Company, a New York corporation, was the record and/or beneficial owner, directly or indirectly through its subsidiaries or affiliates of such shares.

     (2) The Fund believes that each named recordholder does not have beneficial ownership of such shares.

     The beneficial owner of 25% or more of a voting security is presumed to have control for purposes of the 1940 Act, absent a determination to the contrary by the Securities and Exchange Commission. A person who controls a particular Fund or a class of shares of a Fund could have effective control over the outcome of matters submitted to a vote of shareholders of that Fund or class.

     FUND OWNERSHIP

The table below contains information on the State Street Research Funds owned by the Trustees:

                                       DOLLAR RANGE
                                   EQUITY SECURITIES IN             AGGREGATE DOLLAR RANGE OF
                                  STATE STREET RESEARCH          EQUITY SECURITIES IN ALL STATE
        NAME OF TRUSTEE           INSTITUTIONAL FUNDS(a)            STREET RESEARCH FUNDS(b)
        ---------------           ----------------------         ------------------------------
Bruce R. Bond                              none                               none
Richard S. Davis                           none                          over $100,000
Steve A. Garban                            none                          over $100,000
Dean O. Morton                             none                          over $100,000
Susan M. Phillips                          none                          over $100,000
Toby Rosenblatt                            none                          over $100,000
Michael S. Scott Morton                    none                          over $100,000
James M. Storey                            none                               none

(a)  The figure in this column is as of December 31, 2002.

(b) Includes ownership in all series of 9 investment companies for which the Investment Manager serves as sole investment adviser. The figure in this column is for the 12 months ended December 31, 2002.

     As of April 30, 2003, the Trustees and principal officers of the Trust as a group owned none of the Funds' outstanding shares.

                              TRUSTEE COMPENSATION

     The Trustees of State Street Research Institutional Funds were compensated as follows:

                                                                                     TOTAL COMPENSATION FROM
                                                      TOTAL COMPENSATION           ALL STATE STREET RESEARCH
                                 AGGREGATE              FROM ALL STATE                     FUNDS AND
                               COMPENSATION          STREET RESEARCH FUNDS       METROPOLITAN SERIES FUND INC.
NAME OF                        FROM TRUST(a)           PAID TO TRUSTEES                 PAID TO TRUSTEES
TRUSTEE                      JANUARY 31, 2003        DECEMBER 31, 2002(b)            DECEMBER 31, 2002(c)(d)
--------------------------------------------------------------------------------------------------------------
Bruce R. Bond                     $  5,439                 $ 77,500                         $  77,500
Richard S. Davis                  $      0                 $      0                         $       0
Steve A. Garban                   $  5,830                 $ 84,700                         $ 119,200
Dean O. Morton                    $  6,176                 $ 89,700                         $ 119,700
Susan M. Phillips                 $  5,439                 $ 77,500                         $  77,500
Toby Rosenblatt                   $  5,439                 $ 79,900                         $ 108,900
Michael S. Scott Morton           $  6,176                 $ 89,700                         $ 119,700
James M. Storey                   $  5,641                 $ 69,400                         $  69,400

----------
(a) For the fiscal year ended January 31, 2003. The Trust does not provide any pension or retirement benefits for the Trustees.
(b) Includes compensation on behalf of all series of 11 investment companies for which the Investment Manager served as investment adviser during the year ended December 31, 2002. The figure in this column is for the 12 months ended December 31, 2002.
(c)  For the 12 months ended December 31, 2002.
(d) Includes compensation on behalf of all series of 11 investment companies for which the Investment Manager served as investment adviser during the year ended December 31, 2002, and all series of Metropolitan Series Fund, Inc. The primary adviser to Metropolitan Series Fund, Inc. is MetLife Advisers, LLC, which has retained State Street Research & Management Company and other unrelated managers as sub-advisers to certain series of Metropolitan Series Fund, Inc. The figures indicated in this column include compensation relating to all series of Metropolitan Series Fund, Inc. including those sub-advised by State Street Research & Management Company and those sub-advised by unrelated managers. "Total Compensation From All State Street Research Funds and Metropolitan Series Fund, Inc. Paid to Trustees" is for the 12 months ended December 31, 2002.

                           MANAGEMENT OF THE FUND AND
                     INVESTMENT ADVISORY AND OTHER SERVICES

     Under the provisions of the Trust's Agreement and Declaration of Trust and the laws of Massachusetts, responsibility for the management and supervision of the Funds rests with the Trustees.

     State Street Research & Management Company, the Investment Manager, a Delaware corporation, with offices at One Financial Center, Boston, Massachusetts 02111-2690, acts as investment adviser to the Funds. The Investment Manager was founded by Paul Cabot, Richard Saltonstall and Richard Paine to serve as investment adviser to one of the nation's first mutual funds, presently known as State Street Research Investment Trust, which they had formed in 1924. Their investment management philosophy emphasized comprehensive fundamental research and analysis, including meetings with the management of companies under consideration for investment. The Investment Manager's portfolio management group has extensive investment industry experience managing equity and debt securities.

     The Investment Manager is charged with the overall responsibility for managing the investments and business affairs of the Funds, subject to the authority of the Board of Trustees. The Advisory Agreement provides that the Investment Manager will furnish each Fund with an investment program, suitable office space and facilities and such investment advisory, research and administrative services as may be required from time to time. The Investment Manager compensates all executive and clerical personnel and Trustees of the Trust if such persons are employees of the Investment Manager or its affiliates. The Investment Manager is an indirect wholly-owned subsidiary of MetLife, Inc. ("MetLife"). MetLife is a life insurance and financial services company which sells insurance policies, annuity contracts, and retirement and investment products.

     The advisory fee payable monthly by each Fund to the Investment Manager is computed as a percentage of the average of the value of the net assets of the Fund as determined at the close of regular trading on the New York Stock Exchange (the "NYSE") on each day the NYSE is open for trading, at the annual rate of the percentage of the net assets of the Fund set forth below:

     Core Fixed Income Fund                      0.25%
     Core Plus Fixed Income Fund                 0.30%
     Large Cap Growth Fund                       0.45%
     Large Cap Analyst Fund                      0.45%

     The advisory fees paid by the Funds to the Investment Manager for the periods shown below were:

                                                                                 FEES WAIVED
                                               ADVISORY FEES PAID            OR EXPENSES ASSUMED
                                               ------------------            -------------------
CORE FIXED INCOME FUND

Fiscal year ended January 31, 2003                  $ 171,997                      $ 11,521

Fiscal year ended January 31, 2002                  $  99,648                      $ 44,439

Fiscal year ended January 31, 2001                  $  61,776                      $ 28,873

CORE PLUS FIXED INCOME FUND

Fiscal year ended January 31, 2003                  $ 225,360                      $ 50,899

Fiscal year ended January 31, 2002                  $ 142,896                      $ 68,842

Fiscal year ended January 31, 2001                  $  52,529                      $ 26,265

LARGE CAP GROWTH FUND

Fiscal year ended January 31, 2003                  $  77,619                      $  2,349

Fiscal year ended January 31, 2002                  $   7,144                      $  2,165

Fiscal year ended January 31, 2001                  $   7,155                      $  2,602

LARGE CAP ANALYST FUND

Fiscal year ended January 31, 2003                  $  24,108                      $      0

December 17, 2001 (commencement of                  $   2,724                      $      0
operations) to January 31, 2002

     Pursuant to an Amended and Restated Fee Waiver and Expense Agreement, the Investment Manager agrees, with respect to the expense limitation applicable to each Fund, to (i) waive a portion of its fee under the Advisory Agreement, (ii) reimburse the Fund or (iii) directly pay expenses, such that the annual expense limitation for a Fund will not be exceeded. The annual expense limitations are 0.25% for the Core Fixed Income Fund, 0.30% for the Core Plus Fixed Income Fund, and 0.45% for the Large Cap Growth Fund and the Large Cap Analyst Fund, and do not include brokerage commissions and other investment-related costs, extraordinary, non-recurring and certain other unusual expenses (including taxes, litigation expenses and other extraordinary legal expenses), securities lending fees and expenses and interest expense. The Amended and Restated Fee Waiver and Expense Agreement will continue in effect until at least June 1, 2004.

     The Advisory Agreement provides that it shall continue in effect with respect to the Fund for a period of two years after its initial effectiveness and will continue from year to year thereafter as long as it is approved at least annually both (i) by a vote of a majority of the outstanding voting securities of the Fund (as defined in the 1940 Act) or by the Trustees of the Trust, and (ii) in either event by a vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated on 60 days' written notice by either party and will terminate automatically in the event of its assignment, as defined under the 1940 Act and regulations thereunder. Such regulations provide that a transaction which does not result in a change of actual control or management of an adviser is not deemed an assignment.

     In approving the continuation of each Advisory Agreement at a meeting of the Board of Trustees held on November 6, 2002, the Board considered a number of factors, including, but not limited to (1) the performance of the Fund, including a comparison of the performance of the Fund to the performance of other mutual funds with comparable investment objectives and appropriate indices; (2) the nature of the services provided by the Investment Manager to the Fund, including the depth and experience of the investment personnel that provide services to the Fund; (3) the allocation of resources of the Investment Manager to the Fund, including the compensation structure for investment personnel of the Investment Manager; (4) the expense ratios of the Fund and comparable funds; and (5) the current advisory fees of the Fund and comparable funds. In the course of the Board's deliberations, the Trustees in particular discussed some of the factors underlying the Fund's performance, including internal factors relating to the Investment Manager, and also referenced the meetings held the prior day among the Independent Trustees separately and together with management of the Investment Manager. In addition, representatives of the Investment Manager reviewed with the Trustees the Investment Manager's strategic plan, organizational structure and personnel matters at the Board meeting.

     After consideration of the factors described above, and such other factors and information it considered relevant, the Board of Trustees of the Fund, including the Trustees who are not "interested persons" of the Trust (within the meaning of the 1940 Act), approved the continuation of the Investment Advisory Agreement.

     The Funds, the Investment Manager and the Distributor have adopted a Code of Ethics pursuant to the requirements of the 1940 Act. Under the Code of Ethics, personnel are only permitted to engage in personal securities transactions in accordance with certain conditions relating to such person's position, the identity of the security, the timing of the transaction, and similar factors. Transactions in securities that may be held by the Funds are permitted, subject to compliance with applicable provisions of the Code. Personal securities transactions must be reported quarterly and broker confirmations of such transactions must be provided for review.

     The Trust has entered into a Servicing Agreement with the Investment Manager pursuant to which the Investment Manager agreed to provide shareholder and administrative services in respect of the Fixed Income Funds and the Large Cap Growth Fund. These services include, among others, informative reporting, client account information maintenance, responding to shareholder inquiries, and certain transaction related administration. The fees paid by the Fixed Income Funds and the Large Cap Growth Fund to the Investment Manager for such services were as follows:

                                   FISCAL YEAR ENDED       FISCAL YEAR ENDED       FISCAL YEAR ENDED
                                   JANUARY 31, 2001         JANUARY 31, 2002        JANUARY 31, 2003
                                   -----------------       -----------------       -----------------
Core Fixed Income Fund                  $ 20,179                $ 28,854                $ 11,521
Core Plus Fixed Income Fund             $  8,834                $ 20,684                $ 13,339
Large Cap Growth Fund                   $  2,080                $  1,867                $  2,349

                       PURCHASE AND REDEMPTION OF SHARES

     Shares of the Funds may be purchased by contacting your State Street Research institutional client service representative or, if you are unable to reach your representative, by calling 1-800-521-6548. The Funds offer one class of shares which may be purchased at the next determined net asset value per share. General information on how to buy shares of each Fund is set forth in the Prospectus. The following supplements that information.

     The Distributor may compensate (including both cash and non-cash compensation) its employees and other affiliates (including without limitation persons affiliated with the Investment Manager, MetLife and their respective affiliates) in connection with the sale of Fund shares. The Distributor may also compensate (including both cash and non-cash compensation) unaffiliated parties in connection with the sale of Fund shares.

     Public Offering Price. The public offering price for a Fund's shares is based on its net asset value determined as of the close of regular trading on the NYSE on the day the purchase order is received by the Investment Manager, provided that the order is received prior to the close of regular trading on the NYSE on that day; otherwise the net asset value used is that determined as of the close of the NYSE on the next day it is open for unrestricted trading.

     Rule 18f-1 Election. The Funds are committed to paying in cash all requests for redemptions by any shareholder of record of a Fund, limited in amount with respect to each shareholder during any 90-day period to the lesser of (i) $250,000, or (ii) 1% of the net asset value of the Fund at the beginning of such period. Although a Fund will normally redeem all shares for cash, it may redeem amounts in excess of the lesser of (i) or (ii) above by payment in kind of securities held by the particular Fund.

     Reorganizations. In the event of mergers or reorganizations with other public or private collective investment entities, including investment companies as defined in the 1940 Act, a Fund may issue its shares at net asset value (or more) to such entities or to their security holders.

     Dishonored Checks. If a purchaser's check is not honored for its full amount, the purchaser could be subject to additional charges to cover collection costs and any investment loss, and the purchase may be canceled.

                              SHAREHOLDER ACCOUNTS

     General information on shareholder accounts is included in the Fund's Prospectus. The following supplements that information.

     Involuntary Redemption. Each Fund reserves the right to redeem at its option any shareholder account which falls below $500,000 and remains below $1,000,000 for a period of 60 days after notice is mailed to the applicable shareholder. A Fund may increase such minimum account value above such amount in the future after notice to affected shareholders. Involuntarily redeemed shares will be priced at the net asset value on the date fixed for redemption by a Fund, and the proceeds of the redemption will be mailed to the affected shareholder at the address of record.

     A Fund may not suspend the right of redemption or postpone the date of payment of redemption proceeds for more than seven days, except that it may elect to suspend the redemption of shares or postpone the date of payment of redemption proceeds: (1) during any period that the NYSE is closed (other than customary weekend and holiday closings) or trading on the NYSE is restricted;
(2) during any period in which an emergency exists as a result of which disposal of portfolio securities is not reasonably practicable or it is not reasonably practicable to fairly determine the Fund's net asset values; or (3) during such other periods as the Securities and Exchange Commission (the "SEC") may by order permit for the protection of investors.

     Full and fractional shares of each Fund owned by shareholders are credited to their accounts by the Transfer Agent, State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110. Certificates will not be issued. Shareholders will receive periodic statements of transactions in their accounts.

     Alternative Means of Contacting the Funds. It is unlikely, during periods of extraordinary market conditions, that a shareholder may have difficulty in reaching the State Street Research institutional client service representative. In that event, however, the shareholder should contact the Service Center at 1-800-521-6548 or otherwise at the Funds' main office at One Financial Center, Boston, Massachusetts 02111-2690.

                                NET ASSET VALUE

     The net asset value of the shares of each Fund is determined once daily as of the close of regular trading on the NYSE, but not later than 4 p.m. New York City time, Monday through Friday, on each day during which the NYSE is open for unrestricted trading.

     The net asset value per share of each Fund is computed by dividing the sum of the value of the securities held by the Fund plus any cash or other assets minus all liabilities by the total number of outstanding shares of the Fund at such time. Any expenses, except for extraordinary or nonrecurring expenses, borne by the Fund, including the investment management fee payable to the Investment Manager, are accrued daily.

     In general, securities are valued as follows. Securities which are listed or traded on the New York or American Stock Exchange are valued at the price of the last quoted sale on the respective exchange as of the close of regular trading on such exchange for that day, but not later than 4 p.m. New York City time. Securities which are listed or traded on a national securities exchange or exchanges, but not on the New York or American Stock Exchange, are valued at the price of the last quoted sale on the exchange for that day prior to the close of regular trading on the NYSE, but not later than 4 p.m. New York City time. Securities not listed on any national securities exchange which are traded "over the counter" and for which quotations are available on the National Association of Securities Dealers, Inc.'s (the "NASD") NASDAQ System, or other system, are valued at the closing price supplied through such system for that day at the close of regular trading on the NYSE, but not later than 4 p.m. New York City time. Other securities are, in general, valued at the mean of the bid and asked quotations last quoted prior to the close of regular trading on the NYSE if there are market quotations readily available, or in the absence of such market quotations, then at the fair value thereof as determined by or under authority of the Trustees of the Trust with the use of such pricing services as may be deemed appropriate or methodologies approved by the Trustees. The Trustees also reserve the right to adopt other valuations based on fair value pricing in unusual circumstances when use of other methods as described in part below could otherwise have a material adverse effect on a Fund as a whole.

     In determining the values of portfolio assets as provided above, the Trustees may utilize one or more pricing services in lieu of market quotations for certain securities which are not readily available on a daily basis. Such services utilize information with respect to market transactions, quotations from dealers and various relationships among securities in determining value and may provide prices determined as of times prior to the close of the NYSE.

     The Trustees have authorized the use of the amortized cost method to value short-term debt instruments issued with a maturity of one year or less and having a remaining maturity of 60 days or less when the value obtained is fair value, provided that during any period in which more than 25% a the Fund's total assets is invested in short-term debt securities the current market value of such securities will be used in calculating net asset value per share in lieu of the amortized cost method. Under the amortized cost method of valuation, the security is initially valued at cost on the date of purchase (or in the case of short-term debt instruments purchased with more than 60 days remaining to maturity, the market value on the 61st day prior to maturity), and thereafter a constant amortization to maturity of any discount or premium is assumed regardless of the impact of fluctuating interest rates on the market value of the security.

                             PORTFOLIO TRANSACTIONS

     The Funds' portfolio turnover rate is determined by dividing the lesser of securities purchases or sales for a year by the monthly average value of securities held by the Funds (excluding, for purposes of this determination, securities the maturities of which as of the time of their acquisition were one year or less). The portfolio turnover rates for the Funds' fiscal years ended January 31, 2002 and January 31, 2003 were:

                                      FISCAL YEAR ENDED            FISCAL YEAR ENDED
                                      JANUARY 31, 2002             JANUARY 31, 2003
                                      -----------------            -----------------
Core Fixed Income Fund                     314.06%                      301.92%

Core Plus Fixed Income Fund                353.92%                      365.81%

Large Cap Growth Fund(1)                   140.04%                      178.44%

                                      DECEMBER 17, 2001
                                      (COMMENCEMENT OF
                                       OPERATIONS) TO              FISCAL YEAR ENDED
                                      JANUARY 31, 2002             JANUARY 31, 2003
                                      -----------------            -----------------
Large Cap Analyst                          14.57%                        93.89%

----------
(1) The Investment Manager believes that the portfolio turnover rate for the fiscal year ended January 31, 2003 was significantly higher than the rate for the prior year because of significant purchases and redemptions of Fund shares.

BROKERAGE ALLOCATION

     The Investment Manager's fundamental policy is to seek for its clients, including the Fund, what in the Investment Manager's judgment will be the best overall execution of purchase or sale orders and the most favorable net prices in securities transactions consistent with its judgment as to the business qualifications of the various broker or dealer firms with whom the Investment Manager may do business. The Investment Manager may not necessarily choose the broker offering the lowest available commission rate. Decisions with respect to the market where the transaction is to be completed, to the form of transaction (whether principal or agency), and to the allocation of orders among brokers or dealers are made in accordance with this policy. In selecting brokers or dealers to effect portfolio transactions, consideration is given to their proven integrity and financial responsibility, their demonstrated execution experience and capabilities both generally and with respect to particular markets or securities, the competitiveness of their commission rates in agency transactions (and their net prices in principal transactions), their willingness to commit capital, and their clearance and settlement capability. The Investment Manager seeks to keep informed of commission rate structures and prevalent bid/ask spread characteristics of the markets and securities in which transactions for the Fund occur. Against this background, the Investment Manager evaluates the reasonableness of a commission or a net price with respect to a particular transaction by considering such factors as difficulty of execution or security positioning by the executing firm. The Investment Manager may or may not solicit competitive bids based on its judgment of the expected benefit or harm to the execution process for that transaction.

     When it appears that a number of firms could satisfy the required standards in respect of a particular transaction, consideration may also be given by the Investment Manager to services other than execution services which certain of such firms have provided in the past or may provide in the future. Negotiated commission rates and prices, however, are based upon the Investment Manager's judgment of the rate which reflects the execution requirements of the transaction without regard to whether the broker provides services in addition to execution. Among such other services are the supplying of supplemental investment research; general economic, political and business information; analytical and statistical data; relevant market information, quotation equipment and services; reports and information about specific companies, industries and securities; purchase and sale recommendations for stocks and bonds; portfolio strategy services; historical statistical information; market data services providing information on specific issues and prices; financial publications; proxy voting data and analysis services; technical analysis of various aspects of the securities markets, including technical charts; computer hardware used for brokerage and research purposes; computer software and databases used for brokerage and research purposes; portfolio evaluation services; and data relating to the relative performance of accounts.

     Certain of the non-execution services provided by broker-dealers may in turn be obtained by the broker-dealers from parties who are paid for such services by the broker-dealers.

     The Investment Manager regularly reviews and evaluates the services furnished by broker-dealers. The Investment Manager's investment management personnel conduct internal surveys and use other methods to evaluate the quality of the research and other services provided by various broker-dealer firms, and the results of these efforts are made available to the relevant trading department which uses this information as a consideration to the extent described above in the selection of brokers and dealers to execute portfolio transactions. The Investment Manager also subscribes to several outside services, surveys and providers of statistical analysis to help it measure the quality of execution that it receives from brokers and dealers with respect to both fixed income and equity security transactions.

     The Investment Manager's Soft Dollar and Best Execution Committee is responsible for establishing specific soft dollar policies, approving soft dollar expenditures and monitoring the quality of trade execution that State Street Research receives from the various brokers and dealers with which it does business. The Committee meets quarterly to review trade allocation, the quality of trade execution and to set specific policies regarding trade allocation and execution. The Committee also meets at least twice per year to review and approve all soft dollar expenditures and set policies relating to soft dollar usage.

     Some services furnished by broker-dealers may be used for research and investment decision-making purposes, and also for marketing, administrative and other purposes. Under these circumstances, the Investment Manager allocates the cost of the services to determine the portion which is allocable to research or investment decision-making and the portion allocable to other purposes. Soft dollars are used only to pay for the portion properly allocable to research and investment decision-making purposes. Some research and execution services may benefit the Investment Manager's clients as a whole, while others may benefit a specific segment of clients. Not all such services will necessarily be used exclusively in connection with the accounts which pay the commissions to the broker-dealer providing the services.

     The Investment Manager has no fixed agreements or understandings with any broker-dealer as to the amount of brokerage business which the firm may expect to receive for services supplied to the Investment Manager or otherwise. There may be, however, understandings with certain firms that in order for such firms to be able to continuously supply certain services, they need to receive an allocation of a specified amount of brokerage business. These understandings are honored to the extent possible in accordance with the policies set forth above.

     It is not the Investment Manager's policy to intentionally pay a firm a brokerage commission higher than that which another firm would charge for handling the same transaction in recognition of services (other than execution services) provided. However, the Investment Manager is aware that this is an area where differences of opinion as to fact and circumstances may exist, and in such circumstances, if any, the Investment Manager relies on the provisions of
Section 28(e) of the Securities Exchange Act of 1934.

     Approximate brokerage commissions paid by the Registrant during the last three fiscal years were:

     INSTITUTIONAL CORE FIXED INCOME

     January 31, 2003                                     $ 6,000
     January 31, 2002                                     $ 3,000
     January 31, 2001                                     $     0

     INSTITUTIONAL CORE PLUS FIXED INCOME

     January 31, 2003                                     $ 10,000
     January 31, 2002                                     $  3,000
     January 31, 2001                                     $  2,000

     INSTITUTIONAL LARGE CAP GROWTH

     January 31, 2003                                     $ 78,000
     January 31, 2002                                     $  9,000
     January 31, 2001                                     $      0

     INSTITUTIONAL LARGE CAP ANALYST

     January 31, 2003                                     $ 18,000
     January 31, 2002                                     $  4,000
     January 31, 2001                                     $    N/A

     As of the fiscal year ended January 31, 2003, the Institutional Core Fixed Income held these amounts of securities of entities that might be deemed to be regular broker-dealers of the Funds, as defined under the 1940 Act:

     INSTITUTIONAL CORE FIXED INCOME

     Citicorp                                             $ 1,715,000
     J.P. Morgan Securities, Inc.                         $ 1,330,000
     Morgan Stanley & Company, Inc.                       $   770,000
     Bear Stearns & Co.                                   $   748,000
     Lehman Brothers Inc.                                 $   728,000
     Fleet Boston Robertson Stephens                      $   446,000
     Chase Securities, Inc.                               $   352,000
     Merrill Lynch, Pierce, Fenner & Smith, Inc.          $   334,000
     Goldman Sachs & Company, Inc.                        $   224,000
     Bank of America                                      $   205,000

     INSTITUTIONAL CORE PLUS FIXED INCOME

     Citicorp                                             $ 1,471,000
     Lehman Brothers, Inc.                                $   645,000
     Bear Stearns & Co.                                   $   630,000
     J.P. Morgan Securities, Inc.                         $   585,000
     Chase Securities, Inc.                               $   585,000
     Morgan Stanley & Company, Inc.                       $   583,000
     Bank of America                                      $   293,000
     Goldman Sachs & Company, Inc.                        $   224,000
     Fleet Boston Robertson Stephens                      $   198,000
     Merrill Lynch, Pierce, Fenner & Smith, Inc.          $   176,000

     INSTITUTIONAL LARGE CAP GROWTH

     Citicorp                                             $  320,000
     American Express Credit Corp.                        $  182,000
     BNY ESI & Co., Inc.                                  $  172,000
     State Street Bank and Trust Company                  $  132,000

     INSTITUTIONAL LARGE-CAP ANALYST

     Citicorp                                             $   144,000
     American Express Credit Corp.                        $    82,000
     Bank of America                                      $    70,000
     Morgan Stanley & Company, Inc.                       $    61,000
     Lehman Brothers, Inc.                                $    55,000
     J.P. Morgan Securities, Inc.                         $    51,000
     BNY ESI and Co., Inc.                                $    30,000

     In some instances, certain clients of the Investment Manager request it to place all or part of the orders for their account with certain brokers or dealers, which in some cases provide services to those clients. The Investment Manager generally honors these requests to the extent practicable. Clients may request that the Investment Manager only effect transactions with the specified broker-dealers if the broker-dealers are competitive as to price and execution. Where the request is not so conditioned, the Investment Manager may be unable to negotiate commissions or obtain volume discounts or best execution. In cases where the Investment Manager is requested to use a particular broker-dealer, different commissions may be charged to clients making the requests. In cases where a client requests the Investment Manager to use a particular broker-dealer, the client may be charged a different commission than other clients. A client who requests the use of a particular broker-dealer should understand that it may lose the possible advantage which non-requesting clients derive from aggregation of orders for several clients as a single transaction for the purchase or sale of a particular security. Among other reasons why best execution may not be achieved with directed brokerage is that, in an effort to achieve orderly execution of transactions, execution of orders that have designated particular brokers may, at the discretion of the trading desk, be delayed until execution of other non-designated orders has been completed. In no event does the Investment Manager permit any directed brokerage arrangements to interfere with the Investment Manager's efforts to obtain best execution on behalf of its other clients.

     The Investment Manager may obtain certain services, including non-research services, from broker-dealers for its registered investment company clients only. The non-research services may include data relating to performance, expenses and fees of those investment companies and other investment companies. The Investment Manager obtains such services for use by the trustees of its mutual funds in connection with the trustees' review of the mutual funds, the Investment Manager and its management of the mutual funds, and views these arrangements as a form of directed brokerage on behalf of the mutual fund trustees. These investment company services are paid for only with commissions generated by the execution of transactions on behalf of the Investment Manager's investment company clients and not its other clients.

     When the Investment Manager is seeking to buy or sell the same security on behalf of more than one client, the sale or purchase is carried out in a manner which is considered fair and equitable to all accounts over time. In allocating investments among various clients (including in what sequence orders for trades are placed), the Investment Manager may take into account such factors as the investment objectives of the clients, the amount of investment funds available to each, the size of the order, the relative sizes of the accounts, the amount already committed for each client to a specific investment and the relative risks of the investments, all in order to provide on balance a fair and equitable result to each client over time.

     In addition, when the Investment Manager is seeking to buy or sell the same security on behalf of more than one client at approximately the same time, the Investment Manager may follow the practice of grouping orders of various clients for execution to get the benefit of lower prices or commission rates. Although sharing large transactions may sometimes affect price or volume of shares acquired or sold, the Investment Manager believes that grouping orders generally provide an advantage in execution. Where an aggregate order is executed in a series of transactions at various prices on a given day, each participating account's proportionate share of such order will reflect the average price paid or received with respect to the total order. The Investment Manager may decide not to group orders, however, based on such factors as the size of the account and the size of the trade. For example, the Investment Manager may not aggregate trades where it believes that it is in the best interest of clients not to do so, including situations where aggregation might result in a large number of small transactions with consequent increased custodial and other transactional costs which may disproportionately impact smaller accounts. Such disaggregation, depending on the circumstances, may or may not result in such accounts receiving more or less favorable overall execution (including transactions costs) relative to other clients.

     The Investment Manager has developed certain internal policies governing its short sale trading activities, including prior notification in certain circumstances to portfolio managers of accounts holding long positions in the same security. Generally, however, sales of long positions will take precedence over short sales, regardless of the order in which the trade orders are received.

     Subject to the policy of seeking best overall price and execution as stated above, sales of shares of investment companies under the Investment Manager's management may be considered by the Investment Manager in the selection of broker or dealer firms to execute portfolio transactions for investment companies under its management.

     Information about portfolio turnover rates and certain brokerage commissions paid by the Fund identified on the cover page of this Statement of Additional Information is included in Section I of this Statement of Additional Information.

                              CERTAIN TAX MATTERS

TAXATION OF THE FUNDS--IN GENERAL

          Each Fund intends to qualify and has elected to be treated each taxable year as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), although it cannot give complete assurance that it will qualify to do so. Each Fund also intends to meet all requirements necessary to be entitled to the beneficial tax treatment accorded regulated investment companies and their shareholders. Accordingly, each Fund must, among other things, (a) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies (the "90% test"); (b) diversify its holdings so that, at the close of each quarter of the taxable year, (i) at least 50% of the market value of its total assets consists of cash, cash items, U.S. government securities, securities of other regulated investment companies, and other securities limited generally with respect to any one issuer to not more than 5% of the total assets of the Fund and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities (other than those of the U.S. government or other regulated investment companies) of any issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades or businesses; and (c) distribute at least 90% of the sum of its taxable net investment income, its net tax-exempt income, and the excess, if any, of net short-term capital gains over net long-term capital losses for each taxable year.

     If a Fund should fail to qualify as a regulated investment company accorded beneficial tax treatment under the Code in any year, all of its taxable income would be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions would be taxable to shareholders as ordinary income to the extent of the Fund's current or accumulated earnings and profits. Also, the shareholders, if they received a distribution in excess of current or accumulated earnings and profits, would receive a return of capital that would reduce the basis of their shares of the Fund to the extent thereof. Any distribution in excess of a shareholder's basis in the shareholder's shares would be taxable as gain realized from the sale of such shares.

     Each Fund will be liable for a nondeductible 4% excise tax on amounts not distributed on a timely basis in accordance with a calendar year distribution requirement. To avoid the tax, during each calendar year, a Fund must distribute an amount equal to at least the sum of 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, and 98% of its capital gain net income for the 12-month period ending on October 31, in addition to any undistributed portion of the respective balances from the prior year. Each Fund intends to make sufficient distributions to avoid this 4% excise tax.

TAXATION OF CERTAIN INVESTMENTS

     Original Issue Discount; Market Discount. For federal income tax purposes, debt securities purchased by a Fund may be treated as having original issue discount. Original issue discount represents interest for federal income tax purposes and can generally be defined as the excess of the stated redemption price at maturity of a debt obligation over the issue price. Original issue discount is treated for federal income tax purposes as income earned by the Fund, whether or not any income is actually received, and therefore is subject to the distribution requirements of the Code. Generally, the amount of original issue discount is determined on the basis of a constant yield to maturity which takes into account the compounding of accrued interest. Under section 1286 of the Code, an investment in a stripped bond or stripped coupon may result in original issue discount. Because a Fund must include original issue discount in income as it accrues, it will be more difficult for the Fund to make the distributions required for the Fund to maintain its status as a regulated investment company accorded beneficial tax treatment under Subchapter M of the Code or to avoid the 4% excise tax described above, and the Fund may be required to sell securities in its portfolio that it otherwise would have continued to hold.

     Debt securities may be purchased by a Fund at a discount that exceeds the original issue discount, if any, at the time the Fund purchases the securities. This additional discount represents market discount for income tax purposes. In the case of any debt security having a maturity date of more than one year from the date of issue and having market discount, the gain realized on disposition will be treated as interest to the extent it does not exceed the accrued market discount on the security (unless the Fund elects to include such accrued market discount in income in the tax year to which it is attributable). Generally, market discount is accrued on a daily basis. A Fund may be required to capitalize, rather than deduct currently, part or all of any direct interest expense incurred or continued to purchase or carry any debt security having market discount, unless the Fund makes the election to include market discount in income currently. A Fund may be required to liquidate investments at a time when it is not advantageous to do so in order to meet its distribution requirements.

     Options and Futures Transactions. Certain of a Fund's investments (including hedging transactions in options, futures and straddles, or other similar transactions) may be subject to provisions of the Code that (i) require inclusion of unrealized gains or losses in the Fund's income for purposes of the 90% test and require inclusion of unrealized gains in the Fund's income for purposes of the excise tax and the distribution requirements applicable to regulated investment companies; (ii) defer recognition of realized losses; and
(iii) characterize both realized and unrealized gain or loss as short-term and long-term gain or loss irrespective of the holding period of the investment. Such provisions generally apply to, among other investments, options on debt securities, indices on securities and futures contracts. Each Fund will monitor its transactions and may make certain tax elections available to it in order to mitigate the impact of these rules and prevent disqualification of the Fund as a regulated investment company.

     Investments in Foreign Currencies and Foreign Securities. Gains or losses attributable to foreign currency contracts or fluctuations in exchange rates that occur between the time a Fund accrues income or expenses denominated in a foreign currency and the time the Fund actually collects such income or pays such expenses are treated as ordinary income or loss. The portion of any gain or loss on the disposition of a debt security denominated in a foreign currency that is attributable to fluctuations in the value of the foreign currency during the holding period of the debt security will likewise be treated as ordinary income or loss. Such ordinary income or loss will increase or decrease the amount of the Fund's net investment income.

     If a Fund invests in the stock of certain "passive foreign investment companies" ("PFICs"), ordinary income taxes and interest charges may be imposed on the Fund on "excess distributions" received by the Fund or on gain from the disposition of such investments by the Fund. In certain circumstances, this tax treatment can be avoided by making an election to mark such investments to market annually or to treat the PFIC as a "qualified electing fund." The Funds do not intend to invest in PFICs. Because of the broad scope of the PFIC rules, however, there can be no assurance that the Funds can avoid doing so.

TAXATION OF SHAREHOLDERS

     Distributions from a Fund will be taxable to shareholders as ordinary income to the extent derived from the Fund's investment income and net short-term capital gain. The Fund's net long-term capital gain that is distributed and designated as a capital gain dividend will be taxable to shareholders as long-term capital gain, regardless of the length of time the Fund's shares have been held by a shareholder. Distributions from a Fund will be taxable to a shareholder regardless of whether they are received in cash or reinvested in additional shares.

     Distributions by a Fund result in a reduction in the fair market value of the Fund's shares. Should a distribution reduce the fair market value below a shareholder's cost basis, such distribution nevertheless may be taxable to the shareholder as ordinary income or long-term capital gain, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implications of buying shares just prior to a taxable distribution. The price of shares purchased at that time includes the amount of any forthcoming distribution. Those investors purchasing shares just prior to a taxable distribution will receive a return of investment upon distribution which nevertheless will be taxable to them.

     Each of the Funds may be subject to foreign taxes, including foreign income or withholding taxes. Since it is likely that, with respect to each Fund, less than 50% of the value of the Fund's total assets will consist of stock or securities of foreign corporations, shareholders generally will not be entitled to claim a credit or deduction with respect to such foreign taxes.

     If dividends from domestic corporations are earned by a Fund, then a portion of the dividends paid by the Fund may qualify for the 70% deduction for dividends received which is available to corporate shareholders of the Fund. Shareholders will be informed of any portion of the dividends paid by the Fund which qualifies for this deduction. The dividends-received deduction is reduced to the extent the dividends received are treated as debt-financed under the Code, and is eliminated if the stock is held for less than 46 days.

     Any dividend declared in October, November or December and made payable to shareholders of record in any such month is treated as received by the shareholders on December 31, if the Fund pays the dividend during January of the following calendar year.

     The sale, exchange or redemption of a Fund's shares may give rise to a gain or loss. In general, any gain realized upon a taxable disposition of shares held for more than one year will be taxed as long-term capital gain. If a shareholder sells shares at a loss within six months of purchase, any loss will be treated as long-term, rather than short-term, capital loss to the extent of any long-term capital gain distributions received by the shareholder with respect to the shares.

     All or a portion of any loss realized upon a taxable disposition of a Fund's shares will be disallowed if other shares of the Fund are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

     Special tax rules apply to investments through defined contribution plans and other tax-qualified plans. Shareholders should consult their tax advisers to determine the suitability of shares of a Fund as an investment through such plans and the precise effect of an investment on their particular tax situations.

     The foregoing discussion of United States federal income tax law relates solely to the application of that law to United States persons, that is, United States citizens and residents and United States corporations, partnerships, trusts and estates. Each shareholder who is not a United States person should consider the United States and foreign tax consequences of ownership of shares of a Fund, including the possibility that such a shareholder may be subject to United States withholding at a rate of 30% (29% effective January 1, 2004) (or at a lower rate under an applicable treaty) on distributions.

     Shareholders should consult their tax advisers about the application of the provisions of federal tax law described in this Statement of Additional Information in light of their particular tax situations and about the possible applicability of state, local or foreign taxes.

                        CALCULATION OF PERFORMANCE DATA

     From time to time, in advertisements or in communications to shareholders or prospective investors, each Fund may compare the performance of its shares to the performance of other mutual funds with similar investment objectives, to certificates of deposit and/or to other financial alternatives. A Fund may also compare its performance to appropriate indices, such as Standard & Poor's 500 Index, Russell 1000(R) Growth Index, Lehman Brothers Aggregate Bond Index, Consumer Price Index and Dow Jones Industrial Average and/or to appropriate rankings and averages such as those compiled by Lipper Analytical Services, Inc., Morningstar, Inc., Money Magazine, Business Week, Forbes Magazine, The Wall Street Journal and Investor's Daily.

     The average annual total return ("standard total return") of the shares of a Fund will be calculated as set forth below.

     All calculations of performance data in this section will reflect the voluntary measures, if any, by the Fund's affiliates to reduce fees or expenses relating to the Fund; see "Accrued Expenses and Recurring Charges" later in this section.

TOTAL RETURN

     The average annual total returns ("standard total return") of the Funds for the period since inception and for the fiscal year ended January 31, 2003 were as follows:

                                               FISCAL YEAR                  SINCE
                                                  ENDED                    INCEPTION
                                            JANUARY 31, 2003           (AUGUST 2, 1999)
                                            ----------------           ----------------
CORE FIXED INCOME FUND                             8.64%                      8.65%

CORE PLUS FIXED INCOME FUND                        8.28%                      8.61%

LARGE-CAP GROWTH FUND                            -32.48%                    -17.44%


                                                 FISCAL YEAR                 SINCE
                                                    ENDED                  INCEPTION
                                              JANUARY 31, 2003        (DECEMBER 17, 2001)
                                              ----------------        -------------------
LARGE-CAP ANALYST FUND                           -24.98%                    -24.51%

     Standard total return is computed by determining the average annual compounded rates of return over the designated periods that, if applied to the initial amount invested, would produce the ending redeemable value in accordance with the following formula:

                         P(1+T)(TO THE POWER OF n) = ERV

Where:      P       =       a hypothetical initial payment of $1,000

            T       =       average annual total return
            n       =       number of years

            ERV     =       ending redeemable value at the end of the designated
                            period assuming a hypothetical $1,000 payment made at the beginning of the designated period

     The calculation is based on the further assumptions that the highest applicable initial or contingent deferred sales charge is deducted, and that all dividends and distributions by the Fund are reinvested at net asset value on the reinvestment dates during the periods. All accrued expenses and recurring charges are also taken into account as described later herein.

YIELD

     Yield for each of the Fixed Income Fund's shares is computed by dividing the net investment income per share earned during a recent month or other specified 30-day period by the maximum offering price per share on the last day of the period and annualizing the result in accordance with the following formula:

                          YIELD = 2[(a-b + 1)(TO THE POWER OF 6) -1]
                                     ---
                                     cd

Where    a       =        dividends and interest earned during the period

         b       =        expenses accrued for the period (net of voluntary
                          expense reductions by the Investment Manager)

         c       =        the average daily number of shares outstanding during
                          the period that were entitled to receive dividends

         d       =        the maximum offering price per share on the last day
                          of the period

     To calculate interest earned (for the purpose of "a" above) on debt obligations, a Fund computes the yield to effective maturity of each obligation held by the Fund based on the market value of the obligation (including actual accrued interest) at the close of the last business day of the preceding period, or, with respect to obligations purchased during the period, the purchase price (plus actual accrued interest). The yield to effective maturity is then divided by 360 and the quotient is multiplied by the market value of the obligation (including actual accrued interest) to determine the interest income on the obligation for each day of the period that the obligation is in the portfolio. Dividend income is recognized daily based on published rates.

     With respect to the treatment of discount and premium on mortgage or other receivables-backed obligations which are expected to be subject to monthly payments of principal and interest ("paydowns"), a Fund accounts for gain or loss attributable to actual monthly paydowns as a realized capital gain or loss during the period. The Funds have elected not to amortize discount or premium on such securities.

     Undeclared earned income, computed in accordance with generally accepted accounting principles, may be subtracted from the maximum offering price. Undeclared earned income is the net investment income which, at the end of the base period, has not been declared as a dividend, but is reasonably expected to be declared as a dividend shortly thereafter.

     All accrued expenses are taken into account as described later herein.

     Yield information is useful in reviewing a Fund's performance, but because yields fluctuate, such information cannot necessarily be used to compare an investment in the Fund's shares with bank deposits, savings accounts and similar investment alternatives which often are insured and/or provide an agreed or guaranteed fixed yield for a stated period of time. Shareholders should remember that yield is a function of the kind and quality of the instruments in a Fund's portfolio, portfolio maturity and operating expenses and market conditions.

ACCRUED EXPENSES AND RECURRING CHARGES

     Accrued expenses include all recurring charges that are charged to all shareholder accounts during the length of the performance period. The standard total return results do not take into account recurring and nonrecurring charges for optional services which only certain shareholders elect and which involve nominal fees.

     In calculating performance, the accrued expenses are reduced by the amount of subsidy, if any, of fees or expenses during the subject period, paid by affiliates. In the absence of such subsidization, the performance of a Fund would have been lower.

NONSTANDARDIZED TOTAL RETURN

     Each Fund may provide the above described standard total return results for its shares for periods which end no earlier than the most recent calendar quarter end and which begin twelve months before and at the time of commencement of such Fund's operations. In addition, a Fund may provide nonstandardized total return results for differing periods, such as for the most recent six months, and/or without taking sales charges into account. Such nonstandardized total return is computed as otherwise described under "Total Return" except the result may or may not be annualized, and as noted any applicable sales charge, if any, may not be taken into account and therefore not deducted from the hypothetical initial payment of $10,000. For example, the nonstandardized total returns for six months ended January 31, 2003:

FUND                                         RETURN
----                                         ------
Core Fixed Income Fund                        4.46%
Core Plus Fixed Income Fund                   5.24%
Large Cap Growth Fund                        -8.20%
Large Cap Analyst Fund                       -5.92%

DISTRIBUTION RATES

     A Fund may also quote its distribution rate for its shares. The distribution rate is calculated by annualizing the latest per-share distribution from ordinary income and dividing the result by the offering price per share as of the end of the period to which the distribution relates. A distribution can include gross investment income from debt obligations purchased at a premium and in effect include a portion of the premium paid. A distribution can also include nonrecurring, gross short-term capital gains without recognition of any unrealized capital losses. Further, a distribution can include income from the sale of options by a Fund even though such option income is not considered investment income under generally accepted accounting principles.

     Because a distribution can include such premiums, capital gains and option income, the amount of the distribution may be susceptible to control by the Investment Manager through transactions designed to increase the amount of such items. Also, because the distribution rate is calculated in part by dividing the latest distribution by the offering price, which is based on net asset value plus any applicable sales charge, the distribution rate will increase as the net asset value declines. A distribution rate can be greater than the yield rate calculated as described above.

                  TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

     State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, is the Trust's transfer agent and dividend disbursing agent. State Street Bank and Trust Company is not an affiliate of the Investment Manager or its affiliates.

                                   CUSTODIAN

     State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, is the Trust's custodian. As custodian State Street Bank and Trust Company is responsible for, among other things, safeguarding and controlling each Fund's cash and securities, handling the receipt and delivery of securities and collecting interest and dividends on each Fund's investments. State Street Bank and Trust Company is not an affiliate of the Investment Manager or its affiliates.

                                  DISTRIBUTOR

     State Street Research Investment Services, Inc. ("SSR Investment Services") serves as principal distributor of the Trust's shares under a Distribution Agreement. Pursuant to the Distribution Agreement, SSR Investment Services agrees to bear the expenses of printing and distributing the Trust's prospectus and any other literature used in connection with the continuous offering of the Trust's shares for sale to the public, and any advertising in connection with such offering. The Trust or SSR Investment Services may terminate the Distribution Agreement on 60 days written notice without penalty.

                           INDEPENDENT ACCOUNTANTS

The independent auditors of the Funds are Deloitte & Touche, LLP, 200 Berkeley Street, Boston, Massachusetts 02116. Deloitte & Touche, LLP will audit and render opinions on the Funds' annual financial statements and review the Funds' annual Federal income tax returns.

Until April 30, 2003, the independent auditors of the Funds were PricewaterhouseCoopers LLP, 160 Federal Street, Boston, Massachusetts 02110. PricewaterhouseCoopers LLP audited and rendered an opinion on the Funds' annual financial statements and reviewed the Funds' annual Federal income tax returns.

               STATE STREET RESEARCH INSTITUTIONAL FUNDS

                                 PART C
                                 ------

                           OTHER INFORMATION

Item 23.  Exhibits
          --------

     (a) Agreement and Declaration of Trust of the Registrant. (Dated March 3, 1999)(1)
          (1) Amendment No. 1 to Agreement and Declaration of Trust. (Dated December 14, 2001)(3)

     (b)  Bylaws of the Registrant. (Dated March 3, 1999)(1)

     (c) Please refer to Article 5 of the Registrant's Declaration of Trust, which is hereby incorporated by reference.

     (d)  (1) Deleted.
          (2) Amended and Restated Advisory Agreement (Dated June 30, 1999)(3)

     (e) (1) Distribution Agreement between the Registrant and State Street Research Investment Services, Inc. (Dated June 30, 1999)(1)
          (2) Amendment No. 1 to Distribution Agreement(3)

     (f)  Not applicable.

     (g)  (1)(a) Custodian Agreement. (Dated July 1, 1999)(1)

          (1)(b) Form of Amendment to Custodian Agreement(3)

          (2) Data Access Services Addendum to Custodian Agreement (Dated June 5, 1998)(1)

     (h) (1) Servicing Agreement between the Trust and State Street Research & Management Company (Dated July 1, 1999)(1)

          (3) Fee Waiver and Expense Limitation Agreement.(1)
          (4) Amended and Restated Fee Waiver and Expense Limitation
              Agreement.(2)
          (5) Amended and Restated Fee Waiver and Expense Limitation
              Agreement(3)


     (i) (1) Opinion of Ropes & Gray regarding the Core Fixed Income, Core Plus Fixed Income, Core Large Cap Growth and Large Cap Growth Funds.(1)

          (2) Opinion of Ropes & Gray regarding the Large Cap Analyst Fund (Dated December 14, 2003)(3)

     (j)  (1) Consent of PricewaterhouseCoopers LLP

          (2) Consent of Deloitte & Touche LLP

     (k)  None.

     (l)  None.

     (m)  Not applicable.

     (n)  Rule 18f-3 Plan. (Dated March 5, 1999)(1)

     (p) State Street Research & Management Company Code of Ethics (revised May 1, 2002).(4)


     (q)  (1) Deleted.
          (2) Certificate of Board Resolution respecting Powers of Attorney.(1)
          (3) Deleted.
          (4) Deleted.
          (5) Deleted.

          (6) Powers of Attorney(4)

----------------------

     Filed as part of the Registration Statement as noted below and incorporated herein by reference:


Footnote                 Securities Act of 1933
Reference                Registration/Amendment                  Date Filed
---------                ----------------------                  ----------
  (1)                 Post-effective Amendment No. 1            May 26, 2000
  (2)                 Post-effective Amendment No. 2            May 31, 2001
  (3)                 Post-effective Amendment No. 4            December 14, 2001
  (4)                 Post-effective Amendment No. 5            May 31, 2002

Item 24.  Persons Controlled by or Under Common Control with Registrant
          -------------------------------------------------------------

     As of March 31, 2003, Metropolitan Life Insurance Company ("Metropolitan Life") was the beneficial owner of a greater than 25% interest of the outstanding shares of the following series of the Registrant:


     SERIES


     State Street Research Large-Cap Analyst Fund

     Metropolitan Life may be deemed to be in control of the Funds as "control" is defined in the 1940 Act. Metropolitan Life Insurance Company is the indirect parent company of State Street Research & Management Company, the Investment Manager to the Funds. State Street Research & Management Company (a Delaware corporation) is a wholly-owned subsidiary of SSRM Holdings, Inc. (a Delaware corporation), which is in turn a wholly-owned subsidiary of Metropolitan Life Insurance Company (a New York stock life insurance company), which is in turn a wholly-owned subsidiary of MetLife, Inc. (a Delaware corporation). As a result, the Funds could be deemed to be under common control with the subsidiaries of Metropolitan Life Insurance Company listed above, as well as the other subsidiaries in which Metropolitan Life Insurance Company owns a greater than 25% interest. A complete list of the subsidiaries of MetLife, Inc. and Metropolitan Life Insurance Company is filed as Exhibit 21.1 of the Annual Report for the Fiscal Year Ended December 31, 2002 on Form 10-K (file No. 001-15787) of MetLife, Inc. and is incorporated herein by reference.

Item 25.  Indemnification
          ---------------

     Article IV of the Bylaws of the Registrant provides that the Registrant shall indemnify each of its Trustees and officers against all liabilities and expenses, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and against all expenses, including but not limited to accountants and counsel fees, reasonably incurred in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such trustee or officer may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a trustee or officer, except that indemnification shall not be provided if it shall have been finally adjudicated in any such action, suit or proceeding that such trustee or officer (i) did not act in good faith in the reasonable belief that his or her action was in the best interests of the Registrant or (ii) is liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office.

Item 26.  Business and Other Connections

Describe any other business, profession, vocation or employment of a substantial nature in which each investment adviser of the Registrant, and each director, officer or partner of any such investment adviser, is or has been, at any time during the past two fiscal years, engaged for his own account or in the capacity of director, officer employee, partner or trustee.


PRINCIPAL BUSINESS NAME                  CONNECTION                     ORGANIZATION                        ADDRESS OF ORGANIZATION
State Street Research &                  Investment Adviser             Various investment                  Boston, MA
Management Company                                                      advisory clients

Abbott, Christopher C.                   Managing Director              State Street Research.              Boston, MA
Managing Director                                                       Investment Services, Inc.
(Executive Vice President until 4/02)    Vice President                 State Street Research               Boston, MA
                                                                        Institutional Funds

Austin, Christopher P.                   Vice President                 State Street Research.              Boston, MA
Vice President                                                          Investment Services, Inc.

Barghaan, Dennis C.                      Managing Director              State Street Research               Boston, MA
Managing Director                                                       Investment Services, Inc.
(Senior Vice President until 4/02)

Bigley, Gary M.                          None
Vice President

Borghi, Peter                            Senior Vice President          State Street Research               Boston, MA
Vice President                                                          Investment Services, Inc.


                                      C-3

PRINCIPAL BUSINESS NAME                  CONNECTION                     ORGANIZATION                        ADDRESS OF ORGANIZATION
Borzilleri, John                         Vice President                 State Street Research               Boston, MA
Managing Director                                                       Financial Trust
(Senior Vice President until 4/02)       IBT Fund Advisor               Schroder Ventures Life              Boston, MA
                                         (Until 11/01)                  Science Advisers
                                         Senior Vice President          State Street Research               Boston, MA
                                         (Until 8/01)                   & Management Co.

Boss, Marilyn O.                         Vice President                 State Street Research               Boston, MA
Vice President                                                          Investment Services, Inc.
                                         Vice President (Until 4/01)    Deutsche Banc Alex. Brown           Boston, MA

Bradford, Daniel P.                      Vice President and Counsel     State Street Research               Boston, MA
Vice President and Counsel                                              Investment Services, Inc.
                                         Acting General Counsel         DDJ Capital Management, LLC         Boston, MA
                                         (Until 1/02)
                                         Associate                      Goodwin Procter LLP                 Boston, MA
                                         (Until 8/01)

Bray, Michael J.                         None
Managing Director
(Senior Vice President until 4/02)

Brezinski, Karen                         None
Vice President

Bruno, Thomas                            Senior Vice President          State Street Research               Boston, MA
Senior Vice President                    (Vice President until 4/03)    Investment Services, Inc.
(Vice President until 4/03)

Buffum, Andrea L.                        None
Vice President

Burbank, John F.                         Vice President                 State Street Research               Boston, MA
Managing Director                                                       Capital Trust
(Senior Vice President until 4/02)


                                      C-4

PRINCIPAL BUSINESS NAME                  CONNECTION                     ORGANIZATION                        ADDRESS OF ORGANIZATION
Calame, Mara D.                          Senior Vice President,         State Street Research               Boston, MA
Senior Vice President,                   Assistant Clerk and Counsel    Investment Services, Inc.
Assistant Secretary,
and Counsel
(Vice President until 4/02)

Callahan, Michael                        None
Vice President

Carley, Linda C.                         Vice President                 State Street Research               Boston, MA
Vice President                                                          Investment Services, Inc.

Carstens, Linda C.                       Senior Vice President          State Street Research               Boston, MA
Senior Vice President                                                   Investment Services, Inc.
(Vice President until 4/02)

Clay, Janet L.                           Vice President                 State Street Research               Boston, MA
Vice President                                                          Investment Services, Inc.
                                         Vice President (Until 10/01)   John Hancock Funds                  Boston, MA

Crane, George                            Senior Vice President          State Street Research               Boston, MA
Senior Vice President                                                   Investment Services, Inc.
                                         Senior Vice President          Putnam Investments                  Boston, MA
                                         (Until 12/01)

Creelman, Christine A.                   Director/Credit Research       Freedom Capital                     Boston, MA
Senior Vice President                    (Until 11/01)
(Vice President until 4/03)              Senior Vice President          Back Bay Advisors, LP               Boston, MA
                                         (Until 6/01)


                                      C-5

PRINCIPAL BUSINESS NAME                  CONNECTION                     ORGANIZATION                        ADDRESS OF ORGANIZATION
Cullen, Terrence J.                      Senior Vice President,         State Street Research               Boston, MA
Senior Vice President, Assistant         Assistant Clerk and Counsel    Investment Services, Inc.
Secretary and Counsel
(Vice President until 4/02)
                                         Assistant Secretary            State Street Research               Boston, MA
                                                                        Capital Trust
                                         Assistant Secretary            State Street Research               Boston, MA
                                                                        Exchange Trust
                                         Assistant Secretary            State Street Research               Boston, MA
                                                                        Growth Trust
                                         Assistant Secretary            State Street Research               Boston, MA
                                                                        Master Investment Trust
                                         Assistant Secretary            State Street Research               Boston, MA
                                                                        Securities Trust
                                         Assistant Secretary            State Street Research               Boston, MA
                                                                        Equity Trust
                                         Assistant Secretary            State Street Research               Boston, MA
                                                                        Financial Trust
                                         Assistant Secretary            State Street Research               Boston, MA
                                                                        Income Trust
                                         Assistant Secretary            State Street Research               Boston, MA
                                                                        Money Market Trust
                                         Assistant Secretary            State Street Research               Boston, MA
                                                                        Tax-Exempt Trust
                                         Assistant Secretary            State Street Research               Boston, MA
                                                                        Institutional Funds

Davis, Richard S.                        Chairman, President and Chief  State Street Research               Boston, MA
Director, Chairman of                    Executive Officer              Equity Trust
the Board, President                     Chairman, President and Chief  State Street Research               Boston, MA
and Chief Executive                      Executive Officer              Income Trust
Officer                                  Chairman, President and Chief  State Street Research               Boston, MA
                                         Executive Officer              Tax-Exempt Trust

                                      C-6

PRINCIPAL BUSINESS NAME                  CONNECTION                     ORGANIZATION                        ADDRESS OF ORGANIZATION
Davis, Richard S.                        Chairman, President and Chief  State Street Research               Boston, MA
(continued)                              Executive Officer              Capital Trust
                                         Chairman, President and Chief  State Street Research               Boston, MA
                                         Executive Officer              Exchange Trust
                                         Chairman, President and Chief  State Street Research               Boston, MA
                                         Executive Officer              Growth Trust
                                         Chairman, President and Chief  State Street Research               Boston, MA
                                         Executive Officer              Master Investment Trust
                                         Chairman, President and Chief  State Street Research               Boston, MA
                                         Executive Officer              Institutional Funds
                                         Chairman, President and Chief  State Street Research               Boston, MA
                                         Executive Officer              Securities Trust
                                         Chairman, President and Chief  State Street Research               Boston, MA
                                         Executive Officer              Money Market Trust
                                         Chairman, President and Chief  State Street Research               Boston, MA
                                         Executive Officer              Financial Trust
                                         Chairman, President and Chief  State Street Research               Boston, MA
                                         Executive Officer              Investment Services, Inc.
                                         President and Chief            SSRM Holdings, Inc.                 Boston, MA
                                         Executive Officer

Davis, Robert D.                         None
Senior Vice President
(Vice President until 4/02)

DeMarco, John                            Senior Equity Trader           GRT Capital Partners                Boston, MA
Vice President                           (until 6/02)

Depp, Maureen G.                         Vice President                 State Street Research               Boston, MA
Managing Director                                                       Securities Trust
(Senior Vice President until 4/02)       Vice President                 State Street Research               Boston, MA
(Vice President until 4/01)                                             Institutional Funds


                                      C-7

PRINCIPAL BUSINESS NAME                  CONNECTION                     ORGANIZATION                        ADDRESS OF ORGANIZATION
DeVeuve, Donald                          Vice President                 State Street Research               Boston, MA
Senior Vice President                                                   Income Trust
(Vice President until 4/02)                                             State Street Research               Boston, MA
                                                                        Securities Trust
                                                                        State Street Research               Boston, MA
                                                                        Institutional Funds

Dowd, Edward                             Vice President                 State Street Research               Boston, MA
Vice President                                                          Exchange Trust
                                         Vice President                 State Street Research               Boston, MA
                                                                        Securities Trust
                                         Technology Sector Leader       Independence Investment LLC         Boston, MA

Dranov, Jennifer                         Vice President                 State Street Research               Boston, MA
Vice President                                                          Investment Services, Inc.
(Assistant Vice President until (4/03)

D'Vari, Ronald                           None
Managing Director
(Senior Vice President until 4/02)

Evascu, Caroline                         Vice President                 State Street Research               Boston, MA
Vice President                                                          Capital Trust
                                         Vice President                 SG Cowen Asset                      New York, NY
                                         (Until 8/01)                   Management

Even, Karen L.                           Vice President                 State Street Research               Boston, MA
Vice President                                                          Investment Services, Inc.

Farden, R. Scott                         Senior Vice President          State Street Research               Boston, MA
Senior Vice President                                                   Investment Services, Inc.
                                         Senior Vice President          Fidelity Management Trust           Boston, MA
                                         (until 12/02)                  Company

Fechter, Michael                         Senior Vice President          State Street Research               Boston, MA
Senior Vice President                                                   Investment Services, Inc.
(Vice President until 4/03)


                                      C-8

PRINCIPAL BUSINESS NAME                  CONNECTION                     ORGANIZATION                        ADDRESS OF ORGANIZATION
Feliciano, Rosalina                      Vice President                 State Street Research               Boston, MA
Senior Vice President                                                   Income Trust
(Vice President until 4/02)                                             State Street Research               Boston, MA
                                                                        Securities Trust
                                                                        State Street Research               Boston, MA
                                                                        Institutional Funds

Feeney, Kimberley                        Vice President                 State Street Research               Boston, MA
Vice President                                                          Investment Services, Inc.

Ficco, Bonnie A.                         Vice President                 State Street Research               Boston, MA
Vice President                                                          Investment Services, Inc.

Finucane, Thomas                         Vice President                 John Hancock Funds                  Boston, MA
Senior Vice President                    (Until 7/02)

Fleno, Phyllis A.                        None
Vice President

Fochtman, Jr., Leo                       None
Vice President

Forcione, Anthony F.                     Vice President                 State Street Research               Boston, MA
Vice President                                                          Equity Trust

Freking, Dean M.                         Vice President                 State Street Research               Boston, MA
Vice President                                                          Investment Services, Inc.

Frey, Kenneth                            None
Senior Vice President
(Vice President until 4/02)



                                      C-9

PRINCIPAL BUSINESS NAME                  CONNECTION                     ORGANIZATION                        ADDRESS OF ORGANIZATION
Gallivan, Jr., Edward T.                 Vice President                 State Street Research               Boston, MA
Vice President                                                          Investment Services, Inc.
                                         Assistant Treasurer            State Street Research               Boston, MA
                                                                        Equity Trust
                                         Assistant Treasurer            State Street Research               Boston, MA
                                                                        Financial Trust
                                         Assistant Treasurer            State Street Research               Boston, MA
                                                                        Income Trust
                                         Assistant Treasurer            State Street Research               Boston, MA
                                                                        Money Market Trust
                                         Assistant Treasurer            State Street Research               Boston, MA
                                                                        Tax-Exempt Trust
                                         Assistant Treasurer            State Street Research               Boston, MA
                                                                        Capital Trust
                                         Assistant Treasurer            State Street Research               Boston, MA
                                                                        Exchange Trust
                                         Assistant Treasurer            State Street Research               Boston, MA
                                                                        Growth Trust
                                         Assistant Treasurer            State Street Research               Boston, MA
                                                                        Master Investment Trust
                                         Assistant Treasurer            State Street Research               Boston, MA
                                                                        Securities Trust
                                         Assistant Treasurer            State Street Research               Boston, MA
                                                                        Institutional Funds

Garrelick, Jenine K.                     Vice President                 State Street Research               Boston, MA
Vice President                                                          Investment Services, Inc.
(Asst. Vice President until 4/02)


                                      C-10

PRINCIPAL BUSINESS NAME                  CONNECTION                     ORGANIZATION                        ADDRESS OF ORGANIZATION
Goodwin, C. Kim                          Chief Investment Officer       American Century                    Kansas City, MO
Managing Director                        (Until 8/02)                   Investment Management
Chief Investment Officer -- Equities     Vice President                 State Street Research               Boston, MA
                                                                        Capital Trust
                                         Vice President                 State Street Research               Boston, MA
                                                                        Equity Trust
                                         Vice President                 State Street Research               Boston, MA
                                                                        Exchange Trust
                                         Vice President                 State Street Research               Boston, MA
                                                                        Financial Trust
                                         Vice President                 State Street Research               Boston, MA
                                                                        Growth Trust
                                         Vice President                 State Street Research               Boston, MA
                                                                        Income Trust
                                         Vice President                 State Street Research               Boston, MA
                                                                        Institutional Funds
                                         Vice President                 State Street Research               Boston, MA
                                                                        Master Investment Trust
                                         Vice President                 State Street Research               Boston, MA
                                                                        Securities Trust
Govoni, Electra                          None
Senior Vice President
(Vice President until 4/02)

Grace, Evan S.                           Vice President                 State Street Research               Boston, MA
Vice President                                                          Institutional Funds

Haagensen, Paul                          Vice President                 State Street Research               Boston, MA
Senior Vice President                                                   Capital Trust
                                         Senior Vice President          Putnam Investments                  Boston, MA
                                         (Until 8/02)

Hadelman, Peter J.                       Senior Vice President          State Street Research               Boston, MA
Senior Vice President                    (Vice President until 4/03)    Investment Services, Inc.
(Vice President until 4/03)


                                      C-11

PRINCIPAL BUSINESS NAME                  CONNECTION                     ORGANIZATION                        ADDRESS OF ORGANIZATION
Hagstrom, Thomas W.                      Vice President                 Lehman Brothers                     Boston, MA
Senior Vice President                    (Until 7/01)
(Vice President until 4/02)

Harrington, Heidi                        Senior Vice President          State Street Research               Boston, MA
Senior Vice President                                                   Investment Services, Inc.
(Vice President until 4/02)

Hasson, Ira P.                           Senior Vice President          State Street Research               Boston, MA
Senior Vice President                                                   Investment Services, Inc.
(Vice President until 4/02)

Haverty, Lawrence J.                     None
Managing Director
(Senior Vice President until 4/02)

Heineke, George R.                       None
Vice President

Holland, Thomas                          Managing Director              State Street Research               Boston, MA
Managing Director                                                       Investment Services, Inc.
(Senior Vice President until 4/02)
(Vice President Until 4/01)

Horan, Timothy                           None
Vice President


                                      C-12

PRINCIPAL BUSINESS NAME                  CONNECTION                     ORGANIZATION                        ADDRESS OF ORGANIZATION
Kasper, M. Katherine                     Senior Vice President          State Street Research               Boston, MA
Senior Vice President                                                   Investment Services, Inc.
(Vice President until 4/02)

Kayajanian, Jeffrey D.                   Vice President                 State Street Research               Boston, MA
Vice President                                                          Investment Services, Inc.

Kiessling, Dyann H.                      None
Vice President

Kitterman, Melissa B.                    None
Vice President
(Asst. Vice President until 4/02)

Lafferty, David F.                       Vice President                 State Street Research               Boston, MA
Vice President                                                          Investment Services, Inc.
                                         Senior Investment Strategist   Metropolitan Life                   New York, NY
                                         (Until 4/01)                   Insurance Company

Langholm, Knut                           Vice President                 State Street Research               Boston, MA
Senior Vice President                                                   Institutional Funds

Leary, Eileen M.                         Vice President                 State Street Research               Boston, MA
Senior Vice President                                                   Capital Trust
(Vice President until 4/02)

                                      C-13

PRINCIPAL BUSINESS NAME                  CONNECTION                     ORGANIZATION                        ADDRESS OF ORGANIZATION
Leese, Reginald                          None
Senior Vice President
(Vice President until 4/02)

Lema, Kevin                              None
Vice President

Lindsey, Jeffrey                         Vice President                 State Street Research               Boston, MA
Managing Director                                                       Exchange Trust
                                         Vice President                 State Street Research               Boston, MA
                                                                        Securities Trust
                                         Managing Director              Putnam Investments                  Boston, MA
                                         (Until 8/02)

Loew, Christopher R.                     Vice President                 State Street Research               Boston, MA
Vice President                                                          Investment Services, Inc.

Lomasney, Mary T.                        Senior Vice President          State Street Research               Boston, MA
Senior Vice President                                                   Investment Services, Inc.
(Vice President until 4/02)

Lombardo, John S.                        Managing Director              State Street Research               Boston, MA
Managing Director,                       and Chief Financial Officer    Investment Services, Inc.
Chief Financial Officer                  Vice President                 State Street Research               Boston, MA
and Director                                                            Capital Trust
(Executive Vice President until 4/02)    Vice President                 State Street Research               Boston, MA
                                                                        Equity Trust
                                         Vice President                 State Street Research               Boston, MA
                                                                        Exchange Trust
                                         Vice President                 State Street Research               Boston, MA
                                                                        Financial Trust
                                         Vice President                 State Street Research               Boston, MA
                                                                        Growth Trust
                                         Vice President                 State Street Research               Boston, MA
                                                                        Income Trust
                                         Vice President                 State Street Research               Boston, MA
                                                                        Master Investment Trust

                                      C-14

PRINCIPAL BUSINESS NAME                  CONNECTION                     ORGANIZATION                        ADDRESS OF ORGANIZATION
Lombardo, John S.                        Vice President                 State Street Research               Boston, MA
(continued)                                                             Money Market Trust
                                         Vice President                 State Street Research               Boston, MA
                                                                        Securities Trust
                                         Vice President                 State Street Research               Boston, MA
                                                                        Tax-Exempt Trust
                                         Vice President                 State Street Research               Boston, MA
                                                                        Institutional Funds
                                         Senior Vice President          Metropolitan Property and           Warwick, RI
                                         (Until 7/01)                   Casualty Insurance Co.

Lord, Peter D.                           Vice President                 State Street Research               Boston, MA
Vice President                                                          Investment Services, Inc.

Lubas, Amy C.                            None
Vice President

Mark Marinella                           Chief Investment Officer       Columbia Management Group           Boston, MA
Managing Director                        and Head of Fixed Income
Chief Investment Officer-
Fixed Income                             Co-Chief Investment            State Street Research               Boston, MA
                                         Officer - Fixed Income         Management Company

                                         Executive Vice President

                                         Senior Vice President

Markel, Gregory S.                       Vice President                 State Street Research               Boston, MA
Vice President                                                          Master Investment Trust

Martin, Gloria J.                        None
Vice President

McGrath, Ann E.                          None
Vice President

McKenna, Barbara                         Director                       Standish, Ayer &                    Boston, MA
Managing Director                        (Until 7/01)                   Wood
(Senior Vice President until 4/02)


McKown, Elizabeth G.                     Managing Director              State Street Research               Boston, MA
Managing Director                                                       Investment Services, Inc.
(Senior Vice President until 4/02)


                                      C-15

PRINCIPAL BUSINESS NAME                  CONNECTION                     ORGANIZATION                        ADDRESS OF ORGANIZATION
McNamara, III, Francis J.                Managing Director,             State Street Research               Boston, MA
Managing Director,                       Clerk and General Counsel      Investment Services, Inc.
Secretary and General Counsel            Secretary                      State Street Research               Boston, MA
(Executive Vice President until 4/02)                                   Master Investment Trust
                                         Secretary                      State Street Research               Boston, MA
                                                                        Capital Trust
                                         Secretary                      State Street Research               Boston, MA
                                                                        Exchange Trust
                                         Secretary                      State Street Research               Boston, MA
                                                                        Growth Trust
                                         Secretary                      State Street Research               Boston, MA
                                                                        Securities Trust
                                         Secretary                      State Street Research               Boston, MA
                                                                        Equity Trust
                                         Secretary                      State Street Research               Boston, MA
                                                                        Financial Trust
                                         Secretary                      State Street Research               Boston, MA
                                                                        Income Trust
                                         Secretary                      State Street Research               Boston, MA
                                                                        Money Market Trust
                                         Secretary                      State Street Research               Boston, MA
                                                                        Tax-Exempt Trust
                                         Secretary                      State Street Research               Boston, MA
                                                                        Institutional Funds
                                         Secretary and General Counsel  SSRM Holdings, Inc.                 Boston, MA

Monahan, Kenneth                         Vice President                 State Street Research               Boston, MA
Vice President                                                          Investment Services, Inc.
                                         Director                       Standish, Ayer &                    Boston, MA
                                         (Until 9/01)                   Wood


                                      C-16

PRINCIPAL BUSINESS NAME                  CONNECTION                     ORGANIZATION                        ADDRESS OF ORGANIZATION
Monks, David                             Vice President                 State Street Research               Boston, MA
Vice President                                                          Investment Services, Inc.
                                         Vice President                 Zurich Scudder Investments          Boston, MA
                                         (Until 4/01)

Moore, James                             None
Vice President

Morey, Andrew F.                         None
Vice President

Moran, Mary Ruth                         Managing Director and Head of  State Street Research               Boston, MA
Managing Director and Head of            Information Technology and     Investment Services, Inc.
Information Technology and               Administrative Operations
Administrative Operations                President                      Precipio Partners                   Boston, MA
(Executive Vice President until 4/02)    (Until 4/01)                   (Formerly M R Moran & Co.)

Murphy, Brendan                          None
Vice President

O'Connell, Deidre M.E.                   Vice President                 State Street Research               Boston, MA
Vice President                                                          Investment Services, Inc.
(Asst. Vice President until 4/02)

O'Connor III, Daniel W.                  Vice President                 State Street Research               Boston, MA
Vice President                                                          Investment Services, Inc.
(Asst. Vice President until 4/02)

Passalacqua, Barbara                     None
Vice President
(Assistant Vice President
until 4/01)

Potorski, Margaret                       Vice President                 State Street Research               Boston, MA
Vice President                                                          Investment Services, Inc.
(Assistant Vice President until 4/03)

Rawlins, Jeffrey A.                      Vice President                 State Street Research               Boston, MA
Managing Director                                                       Institutional Funds
(Senior Vice President until 4/02)

Refojo, Michael F.                       Managing Director              State Street Research               Boston, MA
Managing Director                                                       Investment Services, Inc.
(Senior Vice President until 4/02)

                                      C-17

PRINCIPAL BUSINESS NAME                  CONNECTION                     ORGANIZATION                        ADDRESS OF ORGANIZATION

Reiser, Jennifer                         Vice President                 State Street Research               Boston, MA
Vice President                                                          Investment Services, Inc.
(Asst. Vice President until 4/02)

Rice III, Daniel Joseph                  Vice President                 State Street Research               Boston, MA
Senior Vice President                                                   Equity Trust

Rolnick, Michael A.                      None
Vice President

Romich, Douglas A.                       Treasurer                      State Street Research               Boston, MA
Senior Vice President                                                   Equity Trust
and Treasurer                            Treasurer                      State Street Research               Boston, MA
                                                                        Financial Trust
                                         Treasurer                      State Street Research               Boston, MA
                                                                        Income Trust
                                         Treasurer                      State Street Research               Boston, MA
                                                                        Money Market Trust
                                         Treasurer                      State Street Research               Boston, MA
                                                                        Tax-Exempt Trust
                                         Treasurer                      State Street Research               Boston, MA
                                                                        Capital Trust
                                         Treasurer                      State Street Research               Boston, MA
                                                                        Exchange Trust
                                         Treasurer                      State Street Research               Boston, MA
                                                                        Growth Trust
                                         Treasurer                      State Street Research               Boston, MA
                                                                        Institutional Funds
                                         Treasurer                      State Street Research               Boston, MA
                                                                        Master Investment Trust
                                         Treasurer                      State Street Research               Boston, MA
                                                                        Securities Trust
                                         Vice President and             SSRM Holdings, Inc.                 Boston, MA
                                         Assistant Treasurer

                                         Senior Vice President and      State Street Research               Boston, MA
                                         Treasurer                      Investment Services, Inc.

                                      C-18

PRINCIPAL BUSINESS NAME                  CONNECTION                     ORGANIZATION                        ADDRESS OF ORGANIZATION
Ryan, Michael J.                         None
Senior Vice President

Sakala, Michael L.                       Vice President                 State Street Research               Boston, MA
Vice President                                                          Investment Services, Inc.
                                         Vice President                 Zurich Scudder Investments          Boston, MA
                                         (Until 1/02)
                                         Vice President                 Putnam Investments                  Boston, MA
                                         (Until 4/01)

Sheldon, Michael A.                      None
Vice President

Simmons, Amy L.                          Vice President                 State Street Research               Boston, MA
Vice President                                                          Investment Services, Inc.
                                         Assistant Secretary            State Street Research               Boston, MA
                                                                        Capital Trust
                                         Assistant Secretary            State Street Research               Boston, MA
                                                                        Exchange Trust
                                         Assistant Secretary            State Street Research               Boston, MA
                                                                        Growth Trust
                                         Assistant Secretary            State Street Research               Boston, MA
                                                                        Master Investment Trust
                                         Assistant Secretary            State Street Research               Boston, MA
                                                                        Securities Trust
                                         Assistant Secretary            State Street Research               Boston, MA
                                                                        Equity Trust
                                         Assistant Secretary            State Street Research               Boston, MA
                                                                        Financial Trust
                                         Assistant Secretary            State Street Research               Boston, MA
                                                                        Income Trust
                                         Assistant Secretary            State Street Research               Boston, MA
                                                                        Money Market Trust
                                         Assistant Secretary            State Street Research               Boston, MA
                                                                        Tax-Exempt Trust
                                         Assistant Secretary            State Street Research               Boston, MA
                                                                        Institutional Funds

                                      C-19

PRINCIPAL BUSINESS NAME                  CONNECTION                     ORGANIZATION                        ADDRESS OF ORGANIZATION
Smith, James                             Senior Vice President          State Street Research               Boston, MA
Senior Vice President                                                   Investment Services, Inc.
(Vice President until 4/02)


Somers, Todd W.                          Vice President                 State Street Research               Boston, MA
Vice President                                                          Investment Services, Inc.

Spalding Gray, Nancy                     Vice President                 State Street Research               Boston, MA
Vice President                                                          Investment Services, Inc.

Stambaugh, Kenneth D.                    None
Senior Vice President
(Vice President until 4/02)

Stolberg, Thomas B.                      None
Senior Vice President
(Vice President until 4/03)

Strelow, Daniel R.                       Vice President                 State Street Research               Boston, MA
Managing Director                                                       Institutional Funds
(Executive Vice President until 4/02)    Vice President                 State Street Research               Boston, MA
                                                                        Financial Trust
                                         Vice President                 State Street Research               Boston, MA
                                                                        Income Trust
                                         Vice President                 State Street Research               Boston, MA
                                                                        Money Market Trust
                                         Vice President                 State Street Research               Boston, MA
                                                                        Securities Trust
                                         Vice President                 State Street Research               Boston, MA
                                                                        Tax-Exempt Trust

                                      C-20

PRINCIPAL BUSINESS NAME                  CONNECTION                     ORGANIZATION                        ADDRESS OF ORGANIZATION
Sullivan, John                           None
Vice President

Swanson, Amy McDermott                   None
Managing Director
(Senior Vice President until 4/02)

Synnestvedt, Jared A.                    Vice President                 State Street Research               Boston, MA
Vice President                                                          Investment Services, Inc.
                                         Director of Sales              MetLife Investment                  Boston, MA
                                         (Until 4/01)                   Partners

Tice, Robyn S.                           None
Managing Director
(Senior Vice President until 4/02)

Trebino, Anne M.                         Vice President                 SSRM Holdings, Inc.                 Boston, MA
Managing Director
(Senior Vice President until 4/02)

Truesdale, Anne Tucher                   None
Vice President

Wagenseller, Jon P.                      Senior Vice President          State Street Research               Boston, MA
Senior Vice President                                                   Investment Services, Inc.
                                         Director-New Prod. Dev.        MetLife Investments                 Convent Station, NJ
                                         (Until 4/01)

Wallace, Julie K.                        None
Vice President

Walsh III, Denis J.                      None
Managing Director
(Vice President until 4/02)

                                      C-21

PRINCIPAL BUSINESS NAME                  CONNECTION                     ORGANIZATION                        ADDRESS OF ORGANIZATION
Walsh, Tucker                            Vice President                 State Street Research               Boston, MA
Managing Director                                                       Capital Trust
(Vice President until 4/02)

Webb, P. George                          None                           Fidelity Management                 Boston, MA
Senior Vice President                                                   Trust Company

Weiss, Monica                            None                           Thomson Financial                   Boston, MA
Vice President

                                         Senior Vice President          State Street Research               Boston, MA
                                                                        Investment Services, Inc.

Welch, Timothy M.                        None
Vice President

Westvold, Elizabeth McCombs              Vice President                 State Street Research               Boston, MA
Managing Director                                                       Institutional Funds
(Senior Vice President until 4/02)       Vice President                 State Street Research               Boston, MA
                                                                        Securities Trust

Wilkins, Kevin N.                        Managing Director              State Street Research               Boston, MA
Managing Director                        (Executive Vice President      Investment Services, Inc.
(Executive Vice President until 4/02)    until 4/02)

Wilson, John T.                          Vice President                 State Street Research               Boston, MA
Managing Director                                                       Master Investment Trust
(Senior Vice President until 4/02)

Wong, David                              Senior Vice President          Paine Webber/                       New York, NY
Senior Vice President                    (Until 4/01)                   UBS Warburg
(Vice President until 4/02)

Xie, Erin                                Vice President                 State Street Research               Boston, MA
Vice President                           Associate                      Investment Services, Inc.
                                         (Until 3/01)                   Sanford Bernstein                   New York, NY

Yalamanchili, Kishore K.                 None
Senior Vice President
(Vice President until 4/02)

                                      C-22

PRINCIPAL BUSINESS NAME                  CONNECTION                     ORGANIZATION                        ADDRESS OF ORGANIZATION
Yu, Mandy                                Vice President                 State Street Research               Boston, MA
Vice President                                                          Investment Services, Inc.

Zuger, Peter A.                          Vice President                 State Street Research               Boston, MA
Managing Director                                                       Equity Trust
(Senior Vice President until 4/02)       Vice President                 State Street Research               Boston, MA
                                                                        Securities Trust
Zhu, Kevin                               Vice President                 Zurich Scudder                      Boston, MA
Vice President                           (Until 6/01)                   Investments, Inc.

Item 27.  Principal Underwriters


      (a) State Street Research Investment Services, Inc. serves as principal underwriter for State Street Research Equity Trust, State Street Research Financial Trust, State Street Research Income Trust, State Street Research Money Market Trust, State Street Research Capital Trust, State Street Research Master Investment Trust, State Street Research Securities Trust and State Street Research Institutional Funds.


      (b) Directors and Officers of State Street Research Investment Services, Inc. are as follows. The address for each person is One Financial Center, Boston, Massachusetts, unless otherwise indicated:


     (1)                            (2)                          (3)
                                 POSITIONS                    POSITIONS
NAME AND PRINCIPAL              AND OFFICES                  AND OFFICES
 BUSINESS ADDRESS            WITH UNDERWRITER              WITH REGISTRANT
------------------           ----------------              ----------------
Richard S. Davis              Chairman of the Board,        Chairman of the Board,
                              President and Chief           President and Chief
                              Executive Officer             Executive Officer

John S. Lombardo              Managing Director,            Vice President
                              Chief Financial Officer
                              and Director

Francis J. McNamara, III      Managing Director,            Secretary
                              Clerk and General Counsel

Mary Ruth Moran               Managing Director, and        None
                              Head of Information
                              Technology and
                              Administration &
                              Operations

Kevin N. Wilkins              Managing Director and         None
                              Director

Christopher C. Abbott         Managing Director             None

Dennis C. Barghaan            Managing Director             None

Thomas Holland                Managing Director             None

Elizabeth G. McKown           Managing Director             None

Michael F. Refojo             Managing Director             None

Peter Borghi                  Senior Vice President         None

Thomas Bruno                  Senior Vice President         None

Mara D. Calame                Senior Vice President,        None
                              Assistant Clerk and
                              Counsel

Linda C. Carstens             Senior Vice President         None

George H. Crane               Senior Vice President         None

Terrence J. Cullen            Senior Vice President,        Assistant Secretary
                              Assistant Clerk and
                              Counsel

        (1)                        (2)                      (3)
                                POSITIONS
 NAME AND PRINCIPAL            AND OFFICES          POSITIONS AND OFFICES
  BUSINESS ADDRESS           WITH UNDERWRITER          WITH REGISTRANT
 ------------------          ----------------       ---------------------
R. Scott Farden            Senior Vice President     None

Michael Fechter            Senior Vice President     None

Peter J. Hadelman          Senior Vice President     None

Heidi Harrington           Senior Vice President     None

Ira P. Hasson              Senior Vice President     None

M. Katherine Kasper        Senior Vice President     None

Mary T. Lomasney           Senior Vice President     None

Douglas A. Romich          Senior Vice President     Treasurer
                           and Treasurer

James Smith                Senior Vice President     None

Jon P. Wagenseller         Senior Vice President     None

Christopher P. Austin      Vice President            None

Marilyn O. Boss            Vice President            None

Daniel P. Bradford         Vice President            None

Linda C. Carley            Vice President            None

Jennifer Dranov            Vice President            None

Karen L. Even              Vice President            None

Bonnie A. Ficco            Vice President            None

Dean M. Freking            Vice President            None

Edward T. Gallivan, Jr.    Vice President            Assistant Treasurer

Jenine Garrelick           Vice President            None

Jeffrey D. Kayajanian      Vice President            None

David F. Lafferty          Vice President            None

Christopher R. Loew        Vice President            None

Peter D. Lord              Vice President            None

David Monks                Vice President            None

Diedre M. E. O'Connell     Vice President            None

Daniel W. O'Connor, III    Vice President            None

Margaret Potorski          Vice President            None

Jennifer Reiser            Vice President            None

Michael Sakala             Vice President            None

Amy L. Simmons             Vice President            Assistant Secretary

Todd W. Somers             Vice President            None

Nancy Spalding Gray        Vice President            None

Jared A. Synnestvedt       Vice President            None

George P. Webb             Senior Vice President     None

Monica Weiss               Vice President            None

Mandy Yu                   Vice President            None

Item 28.  Location of Accounts and Records
          --------------------------------


     Douglas A. Romich, State Street Research & Management Company, One Financial Center, Boston, Massachusetts 02211.


Item 29.  Management Services
          -------------------

     Not applicable.

Item 30.  Undertakings
          ------------

     The Registrant undertakes to furnish to each person to whom a prospectus of the Registrant is delivered a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                              *********************

                                     NOTICE

     A copy of the Agreement and Declaration of Trust of State Street Research Institutional Funds (the "Trust") is on file with the Secretary of The Commonwealth of Massachusetts and notice is hereby given that this Registration Statement has been executed on behalf of the Trust by an officer of the Trust as an officer and by its Trustees as trustees and not individually and the obligations of or arising out of this Registration Statement are not binding upon any of the Trustees, officers or shareholders individually but are binding only upon the assets and property of the Trust.

                                   SIGNATURES
                                   ----------

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 7 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston, and the Commonwealth of Massachusetts on the 30th day of May, 2003.

                                        STATE STREET RESEARCH
                                          INSTITUTIONAL FUNDS


                                        By:          *
                                               ---------------------------------
                                               Name: Richard S. Davis
                                               Title: President and Chief
                                                      Executive Officer


     Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed on the above date by the following persons in the capacities indicated.

     Signature                          Title
     ---------                          -----
             *                          Chairman of the Board,
-------------------------------           President and Chief Executive Officer
Richard S. Davis                          (Principal Executive Officer)


             *                          Treasurer (Principal Financial
-------------------------------           and Accounting Officer)
Douglas A. Romich

             *                          Trustee
-------------------------------
Bruce R. Bond

             *                          Trustee
-------------------------------
Steve A. Garban

             *                          Trustee
-------------------------------
Dean O. Morton

             *                          Trustee
-------------------------------
Susan M. Philips

             *                          Trustee
-------------------------------
Toby Rosenblatt

             *                          Trustee
-------------------------------
Michael S. Scott Morton

             *                          Trustee
-------------------------------
James M. Storey

*By: /s/ Francis J. McNamara, III
     ----------------------------
     Francis J. McNamara, III
     Attorney-in-Fact under
     Powers of Attorney
     incorporated by reference
     from Post-Effective Amendment
     No. 5 filed May 31, 2002.

                                            1933 Act Registration No. 333-73433
                                            1940 Act File No. 811-09247





                        SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                             ----------------------


                                   FORM N-1A


                             REGISTRATION STATEMENT
                            UNDER THE SECURITIES ACT                      [ ]
                                    OF 1933


                         Pre-Effective Amendment No.                      [ ]

                         Post-Effective Amendment No. 7                   [X]

                                  and/or



                          REGISTRATION STATEMENT
                       UNDER THE INVESTMENT COMPANY
                               ACT OF 1940                                [ ]

                           Amendment No. 8                                [X]

                       ----------------------



              STATE STREET RESEARCH INSTITUTIONAL FUNDS
    (Exact Name of Registrant as Specified in Declaration of Trust)


                       ----------------------


                             EXHIBITS

                                  Exhibit Index
                                  -------------

(j)(1)     Consent of PricewaterhouseCoopers LLP
(j)(2)     Consent of Deloitte & Touche LLP